UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2010 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 99.6%
	Australia - 12.5%
88,035	Challenger Financial Services Group Ltd.	$316,765
19,743	Coca-Cola Amatil Ltd.	191,654
4,590	Cochlear Ltd.	253,877
3,493	Commonwealth Bank of Australia	164,555
64,679	Fortescue Metals Group Ltd.*	260,193
311,296	GPT Group REIT	155,912
44,779	Harvey Norman Holdings Ltd.	145,823
5,218	Leighton Holdings Ltd.	176,174
59,434	Lihir Gold Ltd.	145,267
119,155	Mirvac Group REIT	152,430
5,553	Newcrest Mining Ltd.	154,799
7,469	Orica Ltd.	159,727
7,434	QBE Insurance Group Ltd.	150,634
8,016	Woolworths Ltd.	183,817
7,994	WorleyParsons Ltd.	166,065
		2,777,692
	Bermuda - 0.9%
9,300	Seadrill Ltd.	212,083

	Canada - 18.6%
3,432	Canadian National Railway Co.	171,745
15,663	CGI Group, Inc., Class A*	207,125
939	Fairfax Financial Holdings Ltd.	319,736
5,611	First Quantum Minerals Ltd.	408,384
8,426	Gildan Activewear, Inc.*	181,331
5,751	Inmet Mining Corp.	292,273
35,800	Ivanhoe Mines Ltd.*	503,317
3,006	National Bank of Canada	159,427
1,830	Niko Resources Ltd.	169,586
4,369	Petrobank Energy & Resources Ltd.*	216,625
23,246	Silver Wheaton Corp.*	321,800
13,800	Sino-Forest Corp.*	240,512
5,643	SNC-Lavalin Group, Inc.	259,350
20,546	Teck Resources Ltd., Class B*	675,097
		4,126,308
	Cayman Islands - 0.7%
50,500	Li Ning Co. Ltd.	153,398

	China - 3.7%
147,000	China Coal Energy Co., H-Shares	222,388
19,800	Tencent Holdings Ltd.	366,974
324,000	Yangzijiang Shipbuilding Holdings Ltd.	242,796
		832,158
	Finland - 1.6%
5,970	Metso Oyj	200,860
6,872	Sampo Oyj, Class A	166,414
		367,274
	France - 3.2%
1,417	PPR	173,228
3,632	Renault SA*	170,925
2,682	Technip SA	183,801
5,385	Valeo SA*	177,324
		705,278
	Germany - 4.1%
3,593	Continental AG*	198,915
2,580	Deutsche Bank AG	157,775
6,213	Deutsche Postbank AG*	189,542
2,478	Hochtief AG	184,909
4,509	Lanxess AG	171,319
		902,460
	Hong Kong - 10.9%
53,600	China Taiping Insurance Holdings Co. Ltd.*	168,489
501,000	GOME Electrical Appliances Holdings Ltd.*	175,973
37,500	Kerry Properties Ltd.	165,832
48,500	Kingboard Chemical Holdings Ltd.	205,898
1,083,800	Lee & Man Paper Manufacturing Ltd.	619,541
103,000	Lifestyle International Holdings Ltd.	170,054
51,000	MTR Corp.	165,264
177,000	Noble Group Ltd.	360,300
96,000	Tingyi Cayman Islands Holding Corp.	207,261
36,000	Wharf Holdings Ltd. (The)	177,618
		2,416,230
	Japan - 6.6%
11,400	Elpida Memory, Inc.*	200,372
6,800	Hitachi Construction Machinery Co. Ltd.	141,953
19,000	Kubota Corp.	170,117
20,800	Nissan Motor Co. Ltd.*	168,352
9,500	Softbank Corp.	240,506
16,000	Taiyo Nippon Sanso Corp.	156,738
3,300	Terumo Corp.	184,203
8,900	Toyota Boshoku Corp.	193,926
		1,456,167
	Norway - 3.9%
23,300	DnB NOR ASA*	264,430
19,900	Petroleum Geo-Services ASA*	248,875
12,900	Telenor ASA*	168,495
4,400	Yara International ASA	184,618
		866,418
	Singapore - 3.6%
11,000	Jardine Cycle & Carriage Ltd.	196,990
75,000	Keppel Land Ltd.	173,802
70,000	SembCorp Marine Ltd.	163,912
55,000	Wilmar International Ltd.	257,050
		791,754
	Spain - 1.6%
3,181	Inditex SA	200,731
6,602	Obrascon Huarte Lain SA	156,826
		357,557
	Switzerland - 2.9%
13,629	ABB Ltd.	248,282
1,236	Geberit AG	218,896
2,221	Schindler Holding AG	167,195
		634,373
	United Kingdom - 23.2%
18,640	AMEC PLC	225,187
12,818	Antofagasta PLC	178,362
64,580	ARM Holdings PLC	197,836
22,220	Burberry Group PLC	217,431
32,309	Cairn Energy PLC*	166,935
26,127	Compass Group PLC	178,307
409,072	DSG International PLC*	205,294

707,000	Genting Singapore PLC*	$531,191
16,368	Inmarsat PLC	178,159
213,304	ITV PLC*	191,746
20,428	Kazakhmys PLC*	393,085
49,806	Kingfisher PLC	168,179
135,552	Legal & General Group PLC	163,226
5,590	Next PLC	174,738
106,825	Old Mutual PLC*	176,549
19,353	Petrofac Ltd.	297,273
3,783	Rio Tinto PLC	184,928
6,000	SABMiller PLC	163,565
19,702	Serco Group PLC	156,991
16,682	Travis Perkins PLC*	195,302
16,103	Tullow Oil PLC	295,677
8,514	Vedanta Resources PLC	327,368
10,860	Xstrata PLC*	176,648
		5,143,977
	United States - 1.6%
7,320	Domtar Corp.*	357,035

	Total Common Stocks and Other Equity Interests (Cost $19,117,831)	22,100,162

	Rights - 0.0%
	Hong Kong - 0.0%
2,852	Kingboard Chemical Holdings Ltd., expiring 12/31/10* (Cost $0)	—

	Money Market Fund - 0.1%
17,787	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $17,787)	17,787

	Total Investments (Cost $19,135,618)(a)-99.7%	22,117,949
	Other assets less liabilities-0.3%	69,372
	Net Assets-100.0%	$22,187,321

REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $19,155,179. The net unrealized appreciation was $2,962,770 which consisted of aggregate gross unrealized appreciation of $3,831,002 and aggregate gross unrealized depreciation of $868,232.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Brazil - 14.0%
16,988	Banco Bradesco SA ADR	$281,321
16,228	Brasil Telecom SA ADR*	339,328
8,399	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR	560,381
4,704	Cia de Bebidas das Americas ADR	435,402
25,638	Cia Paranaense de Energia ADR	521,733
11,722	Cia Siderurgica Nacional SA ADR	341,345
23,687	Gerdau SA ADR	318,590
24,568	NET Servicos de Comunicacao SA ADR*	290,640
6,254	Petroleo Brasileiro SA ADR	253,725
21,802	Tam SA ADR*	397,669
11,548	Tele Norte Leste Participacoes SA ADR	205,785
11,238	Ultrapar Participacoes SA ADR	493,685
29,708	Vivo Participacoes SA ADR	831,527
		5,271,131
	Cayman Islands - 1.2%
29,600	WuXi PharmaTech Cayman, Inc. ADR*	445,184

	Chile - 1.0%
23,485	Lan Airlines SA ADR	386,798

	China - 17.1%
368,000	Air China Ltd., H-Shares*	308,013
7,299	Aluminum Corp. of China Ltd. ADR*	181,088
152,000	Angang Steel Co. Ltd., H-Shares	265,015
82,000	China Life Insurance Co. Ltd., H-Shares	365,869
250,000	China National Building Material Co. Ltd., H-Shares	416,565
93,000	China Shenhua Energy Co. Ltd., H-Shares	399,979
592,000	Chongqing Iron & Steel Co. Ltd., H-Shares	186,003
13,637	Ctrip.com International Ltd. ADR*	426,702
42,000	Dongfang Electric Corp. Ltd., H-Shares	208,488
56,600	Hurray! Holding Co. Ltd. ADR*	202,628
301,000	Jiangxi Copper Co. Ltd., H-Shares	607,744
7,631	NetEase.com, Inc. ADR*	250,297
538,000	Nine Dragons Paper Holdings Ltd.	762,050
340,500	Shimao Property Holdings Ltd.	526,146
42,143	Solarfun Power Holdings Co. Ltd. ADR*	303,851
75,000	Weichai Power Co. Ltd., H-Shares	543,240
18,063	Yingli Green Energy Holding Co. Ltd. ADR*	226,149
316,000	Zijin Mining Group Co. Ltd., H-Shares	258,386
		6,438,213
	Hong Kong - 1.9%
78,000	Hengan International Group Co. Ltd.	522,283
258,000	Sino-Ocean Land Holdings Ltd.	210,961
		733,244
	India - 2.0%
3,175	HDFC Bank Ltd. ADR	375,603
10,258	ICICI Bank Ltd. ADR	361,902
		737,505
	Indonesia - 7.1%
134,000	Astra Agro Lestari Tbk PT	341,808
86,733	Astra International Tbk PT	333,481
1,567,000	Bank Negara Indonesia Persero Tbk PT	323,456
1,857,000	Holcim Indonesia Tbk PT*	323,734
810,000	Indofood Sukses Makmur Tbk PT	311,872
353,000	Semen Gresik Persero Tbk PT	302,032
153,500	Tambang Batubara Bukit Asam Tbk PT	282,374
253,500	United Tractors Tbk PT	456,842
		2,675,599
	Israel - 1.0%
11,435	Cellcom Israel Ltd.	366,720

	Luxembourg - 1.5%
19,657	Ternium SA ADR*	584,992

	Malaysia - 6.6%
253,300	AMMB Holdings Bhd	360,902
176,800	EON Capital Bhd	359,716
129,044	Parkson Holdings Bhd	209,966
665,000	SapuraCrest Petroleum Bhd	452,302
378,200	TAN Chong Motor Holdings Bhd	349,261
128,800	Top Glove Corp. Bhd	422,159
465,200	Wah Seong Corp. Bhd	316,407
		2,470,713
	Mexico - 9.3%
60,800	Coca-Cola Femsa SAB de CV, Series L	378,650
386,600	Controladora Comercial Mexicana SAB de CV*	313,136
84,800	Fomento Economico Mexicano SAB de CV	360,356
354,800	Grupo Famsa SAB de CV, Class A*	741,827
123,400	Grupo Financiero Banorte SAB de CV, Class O	408,173
218,300	Grupo Mexico SAB de CV, Series B	446,671
21,910	Industrias Penoles SAB de CV	408,542
213,200	Mexichem SAB de CV	461,703
		3,519,058
	Peru - 2.5%
7,518	Credicorp Ltd.	561,068
17,200	Sociedad Minera Cerro Verde SA	395,600
		956,668
	Russia - 4.4%
44,039	Mechel ADR	871,532
11,698	Vimpel-Communications ADR	212,202
28,400	Wimm-Bill-Dann Foods OJSC ADR*	590,152
		1,673,886
	Singapore - 1.0%
413,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	375,909

	South Africa - 9.7%
63,881	Aspen Pharmacare Holdings Ltd.*	570,653
22,226	Exxaro Resources Ltd.	312,254
47,637	Illovo Sugar Ltd.	211,825
38,455	JSE Ltd.	287,967
10,552	Kumba Iron Ore Ltd.	454,498
71,484	Mvelaphanda Resources Ltd.*	480,824
14,947	Naspers Ltd., Class N	534,883
65,726	Northam Platinum Ltd.	433,382
24,742	Palabora Mining Co. Ltd.	354,094
		3,640,380

	South Korea - 10.2%
7,540	Dongbu Insurance Co. Ltd.	$217,747
4,418	GS Engineering & Construction Corp.*	338,076
5,554	Hanwha Corp.*	223,499
2,060	Hyundai Motor Co.	200,370
5,935	Hyundai Steel Co.*	435,770
5,299	KB Financial Group, Inc. ADR*	226,479
28,950	Kia Motors Corp.*	487,172
1,185	LG Household & Health Care Ltd.	289,684
1,405	MegaStudy Co. Ltd.*	254,333
561	POSCO	258,830
5,379	Samsung Engineering Co. Ltd.	525,515
11,554	Seoul Semiconductor Co. Ltd.*	406,764
		3,864,239
	Thailand - 4.1%
1,221,200	Asian Property Development PCL	180,265
28,800	Banpu PCL	458,093
1,603,400	Charoen Pokphand Foods PCL	555,478
431,000	Thoresen Thai Agencies PCL	344,073
		1,537,909
	Turkey - 3.8%
21,345	Akenerji Elektrik Uretim AS	263,634
97,193	Asya Katilim Bankasi AS*	258,355
58,521	Aygaz AS	257,300
233,635	Eczacibasi Ilac Sanayi ve Ticaret AS	445,392
47,416	Turkiye Garanti Bankasi AS	202,109
		1,426,790
	United Kingdom - 0.8%
7,606	Anglo American PLC*	286,296

	United States - 0.8%
11,514	Southern Copper Corp.	306,618

	Total Common Stocks and Other Equity Interests (Cost $35,566,477)	37,697,852

	Money Market Fund - 0.6%
249,588	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $249,588)	249,588

	Total Investments (Cost $35,816,065)(a)-100.6%	37,947,440
	Liabilities in excess of other assets-(0.6%)	(242,746)
	Net Assets-100.0%	$37,704,694

ADR	American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $35,920,915. The net unrealized appreciation was $2,026,525 which consisted of aggregate gross unrealized appreciation of $3,687,194 and aggregate gross unrealized depreciation of $1,660,669.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 99.1%
	Australia - 0.8%
5,258	Macquarie Group Ltd.	$232,499
9,467	National Australia Bank Ltd.	221,017
		453,516
	Austria - 3.6%
3,833	Andritz AG	214,612
4,549	Flughafen Wien AG	212,499
5,118	OMV AG	202,081
4,013	Raiffeisen International Bank Holding AG	199,049
9,398	RHI AG*	257,032
5,765	Semperit AG Holding	216,445
7,982	Strabag SE	216,957
4,279	Vienna Insurance Group	205,515
6,010	Voestalpine AG	210,945
		1,935,135
	Bahamas - 0.5%
12,128	Petrominerales Ltd.*	258,609

	Belgium - 2.1%
33,676	Agfa Gevaert NV*	243,992
6,072	Belgacom SA	221,535
4,436	Compagnie d’Entreprises CFE	214,513
7,439	Compagnie Maritime Belge SA	224,121
522	D’ieteren SA	224,780
		1,128,941
	Bermuda - 0.8%
125,574	Golden Ocean Group Ltd.*	218,753
33,071	Lancashire Holdings Ltd.	236,306
		455,059
	Canada - 5.1%
13,891	AGF Management Ltd., Class B	209,506
5,095	Atco Ltd., Class I	214,989
4,130	Bank of Montreal	201,558
15,862	Biovail Corp.	232,236
3,470	Canadian Imperial Bank of Commerce	208,102
16,464	CGI Group, Inc., Class A*	217,717
6,778	EnCana Corp.	208,016
5,652	Home Capital Group, Inc.	207,408
7,214	Rogers Communications, Inc., Class B	225,865
11,967	Sino-Forest Corp.*	208,566
6,984	Telus Corp.	217,156
18,501	Thompson Creek Metals Co., Inc.*	216,004
3,534	Toronto-Dominion Bank (The)	208,956
		2,776,079
	China - 3.6%
158,000	Agile Property Holdings Ltd.	196,696
388,000	Bank of China Ltd., H-Shares	185,555
193,000	Bank of Communications Co. Ltd., H-Shares	193,986
252,000	China Petroleum & Chemical Corp.,(Sinopec) H-Shares	195,997
156,000	Dongfeng Motor Group Co. Ltd., H-Shares	202,641
270,000	Industrial & Commercial Bank of China, H-Shares	196,593
190,000	PetroChina Co. Ltd., H-Shares	212,144
273,000	Yangzijiang Shipbuilding Holdings Ltd.	204,578
146,000	Yanlord Land Group Ltd.	181,076
102,000	Yanzhou Coal Mining Co. Ltd., H-Shares	199,071
		1,968,337
	Cyprus - 0.5%
43,382	Songa Offshore Se*	242,888

	Denmark - 0.9%
5,670	D/S Norden A/S	248,372
9,812	Danske Bank A/S*	233,630
		482,002
	Finland - 2.1%
8,254	Cargotec Corp., Class B	234,735
6,477	Metso Oyj	217,918
20,642	Pohjola Bank PLC	212,032
9,210	Sampo Oyj, Class A	223,032
10,852	Tieto Oyj	242,146
		1,129,863
	France - 6.4%
5,966	Arkema SA	228,309
2,740	BNP Paribas	196,224
4,262	Bouygues SA	210,344
2,253	CNP Assurances	199,937
12,764	Credit Agricole SA	200,584
7,353	Groupe Steria SCA	215,008
56,142	Havas SA	245,944
2,706	Lafarge SA	200,672
5,380	Lagardere SCA	208,983
6,437	Nexity	234,676
6,404	Rallye SA	225,975
15,261	Rexel SA*	215,838
12,680	Rhodia SA*	225,646
3,933	SEB SA	256,012
3,152	Sperian Protection	212,398
3,157	Technip SA	216,353
		3,492,903
	Germany - 3.2%
2,890	Bilfinger Berger AG	209,654
4,519	Hannover Rueckversicherung AG*	209,198
3,222	HeidelbergCement AG	195,062
4,426	Krones AG	220,026
4,089	MTU Aero Engines Holding AG	212,067
1,408	Muenchener Rueckversicherungs-Gesellschaft AG	211,373
3,554	Rheinmetall AG	227,002
13,596	Tognum AG	237,414
		1,721,796
	Greece - 3.6%
18,853	Alpha Bank AE*	181,404
19,445	EFG Eurobank Ergasias SA*	166,081
30,146	Ellaktor SA	185,673
11,627	Folli-Follie SA	203,790
26,011	GEK Terna SA	188,259
21,603	Hellenic Exchanges SA Holding Clearing Settlement And Registry	230,523
18,967	JUMBO SA	199,622
15,129	Motor Oil Hellas Corinth Refineries SA	209,789
8,430	National Bank of Greece SA*	184,731

7,787	Titan Cement Co. SA	$221,357
		1,971,229
	Guernsey - 0.4%
7,762	Amdocs Ltd.*	221,915

	Hong Kong - 2.0%
144,000	CNOOC Ltd.	201,855
394,000	Guangdong Investment Ltd.	200,448
101,000	Industrial & Commercial Bank of China Asia Ltd.	196,420
13,000	Jardine Strategic Holdings Ltd.	220,890
59,000	Kingboard Chemical Holdings Ltd.	250,474
		1,070,087
	Ireland - 1.2%
842,107	Anglo Irish Bank Corp. Ltd.*	—
8,037	DCC PLC	217,964
23,929	Smurfit Kappa Group PLC*	218,804
8,004	Warner Chilcott PLC, Class A*	218,749
		655,517
	Italy - 6.6%
26,273	Astaldi SpA	202,651
15,455	Autostrada Torino-Milano SpA	212,772
31,202	Banca Popolare di Milano Scarl	203,069
48,228	Cementir Holding SpA	207,843
29,290	Credito Emiliano SpA*	206,881
14,096	Finmeccanica SpA	195,856
19,978	Indesit Co. SpA*	246,334
49,936	Intesa Sanpaolo SpA*	190,561
117,913	Iride SpA	221,837
5,134	Italmobiliare SpA*	220,949
75,512	Parmalat SpA	189,765
78,952	Piaggio & C. SpA	215,754
12,967	Prysmian SpA	235,925
29,501	Recordati SpA	213,081
24,680	Societa Iniziative Autostradali e Servizi SpA	231,058
143,741	Telecom Italia SpA	215,453
69,989	UniCredit SpA*	193,483
		3,603,272
	Japan - 16.3%
208	Accordia Golf Co. Ltd.	209,527
20,798	Century Tokyo Leasing Corp.	245,539
22,674	COMSYS Holdings Corp.	224,057
32,996	Daicel Chemical Industries Ltd.	197,781
376	eAccess Ltd.	264,762
4,880	FP Corp.	234,194
15,194	Fuji Oil Co. Ltd.	216,247
35,992	Fujitsu Ltd.	218,567
103,980	Hokuhoku Financial Group, Inc.	214,881
7,294	K’s Holdings Corp.	230,680
6,288	Makita Corp.	210,068
39,008	Marubeni Corp.	225,559
7,880	Miraca Holdings, Inc.	234,056
8,712	Mitsubishi Corp.	209,761
15,600	Mitsui & Co. Ltd.	228,465
95,000	Mitsui Engineering & Shipbuilding Co. Ltd.	228,455
23,980	Mochida Pharmaceutical Co. Ltd.	235,137
54,996	Morinaga Milk Industry Co. Ltd.	219,614
25,982	Nippon Kayaku Co. Ltd.	216,137
26,994	Nippon Shokubai Co. Ltd.	239,233
10,596	Nipro Corp.	221,881
25,982	Nissan Shatai Co. Ltd.	219,558
14,490	Nissin Kogyo Co. Ltd.	223,340
13,786	NS Solutions Corp.	211,035
4,000	Okinawa Electric Power Co., Inc. (The)	216,241
42,992	Sankyu, Inc.	203,715
35,992	Seino Holdings Co. Ltd.	239,338
11,192	Shimachu Co. Ltd.	226,814
111,988	Showa Denko K.K.	228,155
74	Sony Financial Holdings, Inc.	201,890
21,800	Sumitomo Corp.	244,351
56,984	Toagosei Co. Ltd.	217,157
42,992	Tokai Carbon Co. Ltd.	200,093
19,694	Tokyo Steel Manufacturing Co. Ltd.	194,363
56,000	Toshiba TEC Corp.*	208,132
15,298	Toyota Tsusho Corp.	231,110
10,808	TS Tech Co. Ltd.	203,212
6,200	Tsuruha Holdings, Inc.	230,418
12,796	Xebio Co. Ltd.	239,060
6,684	Yamato Kogyo Co. Ltd.	209,127
		8,871,710
	Netherlands - 3.2%
73,980	Brit Insurance Holdings NV	219,835
8,502	CSM	234,630
11,964	Draka Holding NV*	203,285
5,758	Koninklijke Boskalis Westminster NV	202,652
4,510	Koninklijke DSM NV	210,725
13,118	Koninklijke KPN NV	217,755
4,014	Nutreco Holding NV	213,472
9,272	Unit 4 Agresso NV*	220,385
		1,722,739
	Norway - 2.9%
14,214	Acergy SA	217,221
27,412	Atea ASA	231,321
5,740	Fred Olsen Energy ASA	225,526
19,616	Petroleum Geo-Services ASA*	245,323
13,786	Subsea 7, Inc.*	230,275
16,106	Telenor ASA*	210,371
12,206	TGS Nopec Geophysical Co. ASA*	234,083
		1,594,120
	Portugal - 1.1%
50,319	EDP - Energias de Portugal SA	199,950
18,087	Portugal Telecom SGPS SA	187,118
20,232	Semapa-Sociedade de Investimento e Gestao SGPS SA	213,305
		600,373
	Singapore - 2.0%
22,000	DBS Group Holdings Ltd.	222,050
76,000	Fraser and Neave Ltd.	223,902
12,000	Jardine Cycle & Carriage Ltd.	214,898
88,000	SembCorp Industries Ltd.	219,674
17,000	United Overseas Bank Ltd.	218,299
		1,098,823
	Spain - 5.8%
6,821	Abengoa SA	206,687
11,925	Banco Bilbao Vizcaya Argentaria SA	182,232
39,676	Banco de Sabadell SA	212,007
29,334	Banco Popular Espanol SA	222,847
21,230	Bankinter SA	189,984
414	Construcciones y Auxiliar de Ferrocarriles SA	235,919
4,287	Corp. Financiera Alba	215,246
21,815	Duro Felguera SA	213,154
6,565	Endesa SA	200,591
10,250	Grupo Catalana Occidente SA	235,597

52,308	Mapfre SA	$206,768
8,124	Obrascon Huarte Lain SA	192,980
44,361	Promotora de Informaciones SA*	241,459
8,356	Repsol YPF SA	197,896
7,792	Telefonica SA	187,126
		3,140,493
	Sweden - 4.1%
31,670	Billerud AB*	218,355
18,152	Boliden AB	244,153
9,527	Electrolux AB, Series B*	225,893
46,870	Eniro AB*	231,262
14,096	NCC AB, Class B	211,300
65,502	PA Resources AB*	236,425
14,379	Saab AB, Class B	232,393
16,933	Svenska Cellulosa AB, Class B	229,602
23,914	Swedbank AB, Class A*	207,094
31,040	TeliaSonera AB	210,141
		2,246,618
	Switzerland - 5.0%
558	Banque Cantonale Vaudoise	226,892
1,276	Burckhardt Compression Holding AG	233,184
16,048	EFG International AG	231,510
7,316	Foster Wheeler AG*	204,702
727	Helvetia Holding AG	227,912
665	Kuoni Reisen Holding AG, Class B	248,967
5,320	Noble Corp.	214,502
2,946	Sulzer AG	249,099
585	Swisscom AG	214,562
9,368	Tyco Electronics Ltd.	233,076
7,926	Vontobel Holding AG	227,009
1,025	Zurich Financial Services AG	219,292
		2,730,707
	United Kingdom - 14.9%
4,829	AstraZeneca PLC	224,692
22,871	Atkins WS PLC	217,106
40,041	BAE Systems PLC	225,114
86,801	BBA Aviation PLC	228,045
144,373	Beazley PLC	241,370
22,688	BP PLC	212,196
233,043	Bradford & Bingley PLC*	—
102,180	BT Group PLC	223,539
45,651	Carillion PLC	217,507
55,190	Computacenter PLC	261,572
34,150	Cookson Group PLC*	232,064
39,135	Dairy Crest Group PLC	211,231
35,483	Davis Service Group PLC	228,739
175,345	Debenhams PLC*	188,546
116,146	DS Smith PLC	202,270
14,640	Eurasian Natural Resources Corp.	210,768
71,686	Filtrona PLC	202,210
10,447	Go-Ahead Group PLC	225,203
34,885	Halfords Group PLC	211,373
32,420	ICAP PLC	190,966
469,956	Inchcape PLC*	199,967
67,631	International Personal Finance	237,230
45,812	International Power PLC	234,461
32,475	Investec PLC	219,914
29,953	Jardine Lloyd Thompson Group PLC	224,401
48,878	JKX Oil & Gas PLC	207,463
10,887	Kazakhmys PLC*	209,492
94,403	Kesa Electricals PLC	193,930
34,543	Marks & Spencer Group PLC	191,715
91,447	Morgan Crucible Co. PLC	237,358
68,419	Pace PLC	206,297
103,154	Paragon Group of Cos. PLC	227,601
145,271	Sports Direct International PLC*	222,191
81,986	Stagecoach Group PLC	229,989
32,700	Tate & Lyle PLC	206,682
97,489	Trinity Mirror PLC*	235,236
48,846	Tullett Prebon PLC	238,862
27,136	WH Smith PLC	216,277
		8,093,577
	United States - 0.4%
4,418	ACE Ltd.	217,675

	Total Common Stocks (Cost $50,821,613)	53,883,983

	Preferred Stocks - 0.8%
	Germany - 0.8%
2,262	Fuchs Petrolub AG	193,439
19,186	ProSiebenSat.1 Media AG	258,982
		452,421
	Total Preferred Stocks (Cost $384,979)	452,421

	Rights - 0.0%
	Hong Kong - 0.0%
3,470	Kingboard Chemical Holdings Ltd., expiring 12/31/10* (Cost $0)	—

	Total Investments (Cost $51,206,592)(a)-99.9%	54,336,404
	Other assets less liabilities-0.1%	30,944
	Net Assets-100.0%	$54,367,348

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $52,418,494. The net unrealized appreciation was $1,917,910 which consisted of aggregate gross unrealized appreciation of $5,677,655 and aggregate gross unrealized depreciation of $3,759,745.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio

January 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 0.7%
27,224	Leighton Holdings Ltd.	$924,366

	Bermuda - 1.2%
8,531,400	HKC Holdings Ltd.*	626,186
704,000	Shui On Construction and Materials Ltd.	906,527
		1,532,713
	Brazil - 6.4%
73,078	Cia Siderurgica Nacional SA ADR	2,128,031
124,513	Gerdau SA ADR	1,674,700
172,284	Vale SA ADR	4,443,205
		8,245,936
	Cayman Islands - 2.1%
4,438,000	Lonking Holdings Ltd.	2,731,640

	Chile - 2.3%
92,237	CAP SA	2,961,603

	China - 17.3%
1,194,000	Angang Steel Co. Ltd., H-Shares	2,081,763
476,000	Anhui Conch Cement Co. Ltd., H-Shares	2,635,625
831,000	China Communications Construction Co. Ltd., H-Shares	775,795
1,476,000	China Molybdenum Co. Ltd., H-Shares	1,153,674
1,320,000	China National Building Material Co. Ltd., H-Shares	2,199,462
566,000	Dongfang Electric Corp. Ltd., H-Shares	2,809,629
2,250,000	Harbin Power Equipment Co. Ltd., H-Shares	1,816,596
5,518,000	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares*	2,181,365
1,525,000	Jiangxi Copper Co. Ltd., H-Shares	3,079,102
8,244,000	Shanghai Electric Group Co. Ltd., H-Shares	3,609,318
		22,342,329
	Egypt - 0.6%
17,476	Orascom Construction Industries	842,366

	France - 5.9%
37,988	Alstom SA	2,566,150
1,053	Areva SA	485,994
84,435	Vinci SA	4,554,761
		7,606,905
	India - 4.3%
98,348	Larsen & Toubro Ltd. GDR	3,080,260
157,714	Sterlite Industries India Ltd. ADR	2,515,538
		5,595,798
	Indonesia - 5.3%
3,668,000	Aneka Tambang TBK PT	833,636
883,000	Indocement Tunggal Prakarsa TBK PT	1,274,920
2,086,500	International Nickel Indonesia TBK PT	797,779
1,512,500	Semen Gresik Persero Tbk PT	1,294,118
1,480,500	United Tractors Tbk PT	2,668,067
		6,868,520
	Israel - 1.2%
183,546	Ormat Industries Ltd.	1,563,710

	Malaysia - 2.3%
1,856,900	Gamuda Bhd	1,507,948
1,052,300	IJM Corp. Bhd	1,419,109
		2,927,057
	Mexico - 1.2%
611,000	Empresas ICA SAB de CV*	1,504,462

	Poland - 1.9%
33,497	PBG SA*	2,473,386

	Russia - 5.2%
112,725	LSR Group GDR*	924,345
161,332	Magnitogorsk Iron & Steel Works GDR*	2,042,463
25,791	Mechel ADR	510,404
151,496	MMC Norilsk Nickel ADR*	2,317,889
17,334	Novolipetsk Steel OJSC GDR*	533,020
33,368	Severstal GDR*	413,763
		6,741,884
	Singapore - 4.8%
1,165,000	Hyflux Ltd.	2,747,034
1,933,000	Midas Holdings Ltd.	1,377,026
886,000	SembCorp Marine Ltd.	2,095,473
		6,219,533
	South Africa - 11.8%
104,752	African Rainbow Minerals Ltd.	2,332,450
434,356	Aveng Ltd.	2,043,690
263,973	Group Five Ltd.	1,119,567
472,556	Pretoria Portland Cement Co. Ltd.	2,101,293
369,743	Raubex Group Ltd.	1,107,514
507,660	Reunert Ltd.	3,776,667
219,777	Wilson Bayly Holmes-Ovcon Ltd.	2,854,043
		15,335,224
	Spain - 0.5%
5,169	Acciona SA	629,160

	Sweden - 1.3%
120,896	Atlas Copco AB, Class A	1,666,532

	Switzerland - 6.9%
272,374	ABB Ltd.	5,023,489
139,573	Foster Wheeler AG*	3,905,252
		8,928,741
	Taiwan - 8.4%
1,934,392	China Steel Corp.	1,967,938
3,330,794	Chung Hung Steel Corp.*	1,563,949
1,474,000	CTCI Corp.	1,506,483
3,128,000	Taiwan Cement Corp.	2,922,769
2,574,505	Tung Ho Steel Enterprise Corp.	2,877,037
		10,838,176
	United States - 8.4%
85,446	Caterpillar, Inc.	4,463,699
33,593	Fluor Corp.	1,523,106
34,290	ITT Corp.	1,656,550
176,197	KBR, Inc.	3,300,170
		10,943,525
	Total Common Stocks and Other Equity Interests (Cost $120,285,476)	129,423,566

	Money Market Fund - 0.1%
160,756	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $160,756)	$160,756

	Total Investments (Cost $120,446,232)(a)-100.1%	129,584,322
	Liabilities in excess of other assets-(0.1%)	(142,344)
	Net Assets-100.0%	$129,441,978

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $120,736,317. The net unrealized appreciation was $8,848,005 which consisted of aggregate gross unrealized appreciation of $11,891,420 and aggregate gross unrealized depreciation of $3,043,415.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

January 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 70.5%
9,644	AGL Energy Ltd.	$118,723
55,949	Amcor Ltd.	292,911
56,118	AMP Ltd.	312,252
231,898	APA Group	657,531
81,060	Australia & New Zealand Banking Group Ltd.	1,565,651
42,432	AXA Asia Pacific Holdings Ltd.	247,792
68,506	BHP Billiton Ltd.	2,399,128
183,169	BlueScope Steel Ltd.	426,562
42,595	Boral Ltd.	201,797
41,223	Brambles Ltd.	239,999
8,995	Caltex Australia Ltd.*	71,877
45,814	CFS Retail Property Trust REIT	76,150
8,670	Coca-Cola Amatil Ltd.	84,230
43,741	Commonwealth Bank of Australia	2,069,540
999,433	ConnectEast Group	373,105
30,245	Consolidated Media Holdings Ltd.	80,919
24,292	Crown Ltd.	167,553
2,849	CSL Ltd.	78,958
262,525	Dexus Property Group REIT	193,677
62,061	Fairfax Media Ltd.	95,432
3,099,393	FKP Property Group REIT	1,928,427
32,504	Foster’s Group Ltd.	154,279
1,129,611	Goodman Group REIT	587,372
795,836	GPT Group REIT	403,206
656,750	GPT Group-In Specie*	0
36,455	Incitec Pivot Ltd.	109,198
280,159	Infigen Energy	332,441
71,181	Insurance Australia Group Ltd.	239,790
3,599	Leighton Holdings Ltd.	122,201
30,368	Lend Lease Group	254,810
38,106	Macquarie Atlas Roads Group*	31,161
19,782	Macquarie Group Ltd.	881,975
190,529	Macquarie Infrastructure Group	205,762
349,988	MAP Group	864,822
22,098	Metcash Ltd.	83,478
219,507	Mirvac Group REIT	283,883
83,082	National Australia Bank Ltd.	1,947,357
90,871	OneSteel Ltd.	251,197
10,740	Orica Ltd.	230,542
10,487	Origin Energy Ltd.	149,328
112,221	PaperlinX Ltd.*	61,843
99,632	Qantas Airways Ltd.	251,504
17,196	QBE Insurance Group Ltd.	350,325
22,880	Rio Tinto Ltd.	1,382,909
10,772	Santos Ltd.	126,194
6,512	Sims Metal Management Ltd.	123,867
879,806	SP AusNet	699,904
121,973	Stockland REIT	404,391
80,116	Suncorp-Metway Ltd.	633,779
27,065	TABCORP Holdings Ltd.	169,119
32,521	Tatts Group Ltd.	66,484
123,214	Telstra Corp. Ltd.	365,793
18,989	Toll Holdings Ltd.	145,154
275,745	Transurban Group	1,281,852
29,278	Wesfarmers Ltd.	715,913
4,329	Wesfarmers Ltd. - PPS	106,239
29,607	Westfield Group REIT	332,637
57,320	Westpac Banking Corp.	1,215,641
4,964	Woodside Petroleum Ltd.	186,771
19,765	Woolworths Ltd.	454,312
		27,889,647
	Cayman Islands - 0.4%
910,301	Hutchison Telecommunications Hong Kong Holdings Ltd.	152,383

	China - 0.4%
72,500	Fosun International	51,346
1,322,612	Semiconductor Manufacturing International Corp.*	98,780
		150,126
	Hong Kong - 19.1%
51,262	Bank of East Asia Ltd. (The)	176,244
131,432	BOC Hong Kong Holdings Ltd.	275,865
59,904	Cathay Pacific Airways Ltd.*	98,736
31,673	Cheung Kong Holdings Ltd.	375,423
4,986	Cheung Kong Infrastructure Holdings Ltd.	18,587
16,324	China Merchants Holdings International Co. Ltd.	54,757
51,224	China Mobile Ltd.	486,456
20,000	China Overseas Land & Investment Ltd.	35,849
34,434	China Resources Enterprise Ltd.	113,510
8,000	China Resources Power Holdings Co. Ltd.	15,535
102,214	China Unicom Hong Kong Ltd.	115,693
10,721	Chinese Estates Holdings Ltd.	17,339
42,433	Citic Pacific Ltd.	90,484
25,345	CLP Holdings Ltd.	171,340
226,140	CNOOC Ltd.	321,481
35,080	COSCO Pacific Ltd.	51,315
20,979	Esprit Holdings Ltd.	148,849
97,406	Foxconn International Holdings Ltd.*	103,729
4,928	Guoco Group Ltd.	48,291
18,799	Hang Lung Group Ltd.	84,725
31,427	Hang Lung Properties Ltd.	107,240
11,860	Hang Seng Bank Ltd.	166,616
25,580	Henderson Land Development Co. Ltd.	161,895
42,381	Hong Kong & China Gas Co. Ltd.	92,665
8,663	Hong Kong Exchanges & Clearing Ltd.	147,583
20,684	Hongkong Electric Holdings Ltd.	115,727
48,000	Hongkong Land Holdings Ltd.	225,120
914,301	Hutchison Telecommunications International Ltd.*	251,948
94,948	Hutchison Whampoa Ltd.	649,826
4,800	Jardine Matheson Holdings Ltd.	144,000
3,500	Jardine Strategic Holdings Ltd.	59,570
14,890	Kerry Properties Ltd.	66,532
381,151	Lenovo Group Ltd.	263,560
33,667	Li & Fung Ltd.	154,334
38,500	Link (The) REIT	92,806
24,694	MTR Corp.	80,290
104,602	New World Development Co. Ltd.	172,408
114,000	Noble Group Ltd.	233,888

14,000	NWS Holdings Ltd.	$22,895
20,939	Orient Overseas International Ltd.	143,712
108,029	PCCW Ltd.	28,517
26,000	Shangri-La Asia Ltd.	45,466
65,895	Sino Land Co. Ltd.	109,289
156,000	SJM Holdings Ltd.	77,338
37,888	Sun Hung Kai Properties Ltd.	489,340
38,020	Swire Pacific Ltd., Class A	415,406
38,236	Wharf Holdings Ltd. (The)	190,050
15,236	Yue Yuen Industrial Holdings Ltd.	47,478
		7,559,707
	Netherlands - 1.8%
108,032	James Hardie Industries NV CDI*	720,182

	New Zealand - 0.9%
31,129	Fletcher Building Ltd.	174,251
121,226	Telecom Corp. of New Zealand Ltd.	203,405
		377,656
	Singapore - 6.5%
59,000	CapitaLand Ltd.	162,237
15,000	City Developments Ltd.	114,550
37,000	DBS Group Holdings Ltd.	376,392
49,000	Fraser and Neave Ltd.	145,211
4,000	Jardine Cycle & Carriage Ltd.	72,093
29,000	Keppel Corp. Ltd.	172,915
90,000	Neptune Orient Lines Ltd.	110,917
53,000	Oversea-Chinese Banking Corp. Ltd.	309,222
22,000	SembCorp Industries Ltd.	55,323
18,000	Singapore Airlines Ltd.	177,211
33,000	Singapore Press Holdings Ltd.	86,981
21,000	Singapore Technologies Engineering Ltd.	46,226
128,000	Singapore Telecommunications Ltd.	274,465
29,000	United Overseas Bank Ltd.	375,167
24,000	Wilmar International Ltd.	112,670
		2,591,580
	South Korea - 0.2%
7,000	STX Pan Ocean Co. Ltd.	73,004

	Total Common Stocks and Other Equity Interests (Cost $35,879,824)	39,514,285

	Rights - 0.0%
	Australia - 0.0%
370	Woodside Petroleum Ltd., expiring 02/01/10* (Cost $0)	76

	Total Investments (Cost $35,879,824)(a)-99.8%	39,514,361
	Other assets less liabilities-0.2%	66,577
	Net Assets-100.0%	$39,580,938

CDI	Chess Depository Interest
PPS	Price Protected Share
REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $37,001,873. The net unrealized appreciation was $2,512,488 which consisted of aggregate gross unrealized appreciation of $4,772,350 and aggregate gross unrealized depreciation of $2,259,862.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.3%
	Australia - 7.1%
3,736	AGL Energy Ltd.	$45,900
20,082	Amcor Ltd.	105,202
20,755	AMP Ltd.	114,749
84,197	APA Group	238,270
29,231	Australia & New Zealand Banking Group Ltd.	562,053
15,715	AXA Asia Pacific Holdings Ltd.	91,077
24,712	BHP Billiton Ltd.	863,179
69,731	BlueScope Steel Ltd.	161,456
16,166	Boral Ltd.	75,749
15,592	Brambles Ltd.	90,110
3,564	Caltex Australia Ltd.*	28,301
18,361	CFS Retail Property Trust REIT	30,302
3,392	Coca-Cola Amatil Ltd.	32,928
15,787	Commonwealth Bank of Australia	743,723
355,418	ConnectEast Group	131,507
11,795	Consolidated Media Holdings Ltd.	31,458
9,054	Crown Ltd.	62,123
1,102	CSL Ltd.	30,434
97,397	Dexus Property Group REIT	71,184
22,744	Fairfax Media Ltd.	34,706
1,113,925	FKP Property Group REIT	689,529
12,396	Foster’s Group Ltd.	58,736
409,015	Goodman Group REIT	208,928
300,078	GPT Group REIT	150,294
231,466	GPT Group-In Specie*	—
14,501	Incitec Pivot Ltd.	42,982
101,112	Infigen Energy	119,144
26,891	Insurance Australia Group Ltd.	90,496
1,326	Leighton Holdings Ltd.	44,769
11,505	Lend Lease Group	95,392
14,260	Macquarie Atlas Roads Group*	11,661
7,161	Macquarie Group Ltd.	316,647
71,302	Macquarie Infrastructure Group	76,665
126,958	MAP Group	312,017
8,750	Metcash Ltd.	32,968
82,792	Mirvac Group REIT	105,912
29,854	National Australia Bank Ltd.	696,972
34,357	OneSteel Ltd.	93,898
3,995	Orica Ltd.	85,434
3,959	Origin Energy Ltd.	56,143
46,459	PaperlinX Ltd.*	25,601
37,424	Qantas Airways Ltd.	94,285
6,376	QBE Insurance Group Ltd.	129,196
8,257	Rio Tinto Ltd.	496,046
4,213	Santos Ltd.	48,998
2,197	Sims Metal Management Ltd.	41,454
318,501	SP Ausnet	252,864
45,999	Stockland REIT	151,224
29,952	Suncorp-Metway Ltd.	235,376
10,014	TABCORP Holdings Ltd.	62,435
13,014	Tatts Group Ltd.	26,555
44,507	Telstra Corp. Ltd.	131,922
6,994	Toll Holdings Ltd.	53,087
99,401	Transurban Group	460,596
10,596	Wesfarmers Ltd.	258,267
1,718	Wesfarmers Ltd. - PPS	41,949
11,047	Westfield Group REIT	123,242
20,655	Westpac Banking Corp.	435,486
1,854	Woodside Petroleum Ltd.	69,449
7,515	Woolworths Ltd.	172,329
		10,143,359
	Austria - 0.7%
8,372	Erste Group Bank AG	316,831
25,037	Immoeast AG*	121,844
30,928	Immofinanz AG*	102,113
311	Oesterreichische Post AG	8,442
2,306	OMV AG	91,051
954	Raiffeisen International Bank Holding AG	47,320
997	Strabag SE	27,099
3,640	Telekom Austria AG	50,336
294	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	12,270
430	Vienna Insurance Group	20,652
3,826	Voestalpine AG	134,289
4,500	Wienerberger AG*	84,367
		1,016,614
	Belgium - 1.7%
9,462	Agfa Gevaert NV*	68,555
3,074	Anheuser-Busch InBev NV	153,781
3	Banque Nationale de Belgique	14,552
1,433	Belgacom SA	52,283
353	Cie Nationale a Portefeuille	17,686
48	Colruyt SA	11,719
1,304	Delhaize Group	102,474
44,159	Dexia SA*	273,699
101	D’ieteren SA	43,492
270,624	Fortis*	955,047
904	Groupe Bruxelles Lambert SA	82,786
1,239	KBC Ancora*	28,940
10,427	KBC Groep NV*	450,010
112	Mobistar SA	7,064
205	Sofina SA	18,443
656	Solvay SA	65,177
1,166	UCB SA	52,256
2,045	Umicore	63,185
		2,461,149
	Bermuda - 0.1%
1,170	Frontline Ltd.	35,335
2,350	Seadrill Ltd.	53,591
		88,926
	Canada - 5.4%
689	Agrium, Inc.	38,889
2,658	Alimentation Couche Tard, Inc., Class B	50,241
723	Atco Ltd., Class I	30,508
7,766	Bank of Montreal	379,007
9,291	Bank of Nova Scotia	390,911
2,852	Barrick Gold Corp.	99,358
3,134	BCE, Inc.	80,799
1,836	Biovail Corp.	26,881
195	Bombardier, Inc., Class A	922
21,937	Bombardier, Inc., Class B	103,766
4,879	Brookfield Asset Management, Inc., Class A	98,679

4,765	Brookfield Properties Corp.	$57,377
3,881	Canadian Imperial Bank of Commerce	232,751
2,696	Canadian National Railway Co.	134,914
3,243	Canadian Natural Resources Ltd.	207,729
1,725	Canadian Pacific Railway Ltd.	81,725
1,004	Canadian Tire Corp. Ltd., Class A	50,393
653	Canadian Utilities Ltd., Class A	26,512
11,014	Celestica, Inc.*	107,918
4,695	Cenovus Energy, Inc.	108,882
3,214	CGI Group, Inc., Class A*	42,501
933	Empire Co. Ltd., Class A	41,926
2,056	Enbridge, Inc.	89,553
4,743	EnCana Corp.	145,562
154	Fairfax Financial Holdings Ltd.	52,438
2,283	Finning International, Inc.	37,175
765	George Weston Ltd.	49,468
3,009	Gerdau Ameristeel Corp.	22,620
1,845	Goldcorp, Inc.	62,753
2,909	Great-West Lifeco, Inc.	70,684
1,733	Husky Energy, Inc.	43,264
821	IGM Financial, Inc.	32,147
1,260	Imperial Oil Ltd.	45,457
1,106	Intact Financial Corp.	39,195
3,895	Jean Coutu Group PJC, Inc. (The), Class A	35,240
1,672	Kinross Gold Corp.	27,163
1,433	Loblaw Cos. Ltd.	47,193
3,550	Magna International, Inc., Class A	195,975
371	Manitoba Telecom Services, Inc.	11,786
22,304	Manulife Financial Corp.	409,029
982	Metro, Inc., Class A	36,008
1,724	National Bank of Canada	91,434
3,497	Nexen, Inc.	76,832
3,095	Onex Corp.	71,747
575	Potash Corp. of Saskatchewan, Inc.	57,160
7,661	Power Corp. of Canada	201,753
3,697	Power Financial Corp.	104,647
2,161	Quebecor, Inc., Class B	58,147
885	Research In Motion Ltd.*	56,040
1,885	RioCan REIT	33,773
1,870	Rogers Communications, Inc., Class B	58,548
12,276	Royal Bank of Canada	602,336
707	Sears Canada, Inc.*	15,978
1,960	Shaw Communications, Inc., Class B	36,606
965	Shoppers Drug Mart Corp.	38,537
8,319	Sun Life Financial, Inc.	243,831
13,174	Suncor Energy, Inc.	417,414
7,779	Talisman Energy, Inc.	129,151
19,630	Teck Resources Ltd., Class B*	644,999
565	Telus Corp.	17,568
461	Telus Corp. NVTG	13,871
6,203	Thomson Reuters Corp.	207,892
7,912	Toronto-Dominion Bank (The)	467,814
1,272	TransAlta Corp.	26,574
4,385	TransCanada Corp.	140,625
2,434	Yamana Gold, Inc.	24,603
		7,683,179
	Cayman Islands - 0.0%
338,864	Hutchison Telecommunications Hong Kong Holdings Ltd.	56,555

	China - 0.0%
26,500	Fosun International	18,639
527,751	Semiconductor Manufacturing International Corp.*	39,301
		57,940
	Denmark - 0.8%
7	A P Moller - Maersk A/S, Class A	52,544
20	A P Moller - Maersk A/S, Class B	156,456
1,148	Carlsberg A/S, Class B	85,828
646	Danisco A/S	45,116
27,007	Danske Bank A/S*	643,052
1,654	Novo Nordisk A/S, Class B	112,180
245	Trygvesta AS	14,966
582	Vestas Wind Systems A/S*	30,686
		1,140,828
	Finland - 1.3%
2,223	Elisa Oyj	48,594
3,735	Fortum Oyj	95,018
2,061	Kesko Oyj, Class B	66,449
995	Kone Oyj, Class B	40,175
3,900	Metso Oyj	131,215
55,116	M-real Oyj, Class B*	131,102
2,512	Neste Oil Oyj	41,199
38,051	Nokia Oyj	523,439
2,625	Outokumpu Oyj	47,494
3,688	Pohjola Bank PLC	37,883
1,762	Rautaruukki Oyj	36,160
7,632	Sampo Oyj, Class A	184,819
784	Sanoma Oyj	17,398
26,753	Stora Enso Oyj, Class R	164,684
13,491	UPM-Kymmene Oyj	148,327
1,155	Wartsila Oyj	54,498
3,218	YIT Oyj	71,521
		1,839,975
	France - 10.5%
1,523	Accor SA	77,027
219	Aeroports de Paris	17,107
7,103	Air France-KLM*	116,031
1,513	Air Liquide SA	160,874
78,532	Alcatel-Lucent*	265,167
1,385	Alstom SA	92,707
2,145	Arkema SA	82,086
1,111	Atos Origin SA*	51,798
71,528	AXA SA	1,476,487
21,296	BNP Paribas	1,525,108
3,847	Bouygues SA	189,863
1,655	Cap Gemini	73,671
9,734	Carrefour SA	476,097
716	Casino Guichard Perrachon SA	58,895
972	Christian Dior SA	98,427
2,247	Cie Generale de Geophysique-Veritas*	55,092
2,256	Cie Generale des Etablissements Michelin, Class B	175,135
179	Ciments Francais SA	17,571
848	CNP Assurances	75,254
10,447	Compagnie de Saint-Gobain	500,300
17,819	Credit Agricole SA	280,023
3,262	DANONE SA	186,995
1,074	Eiffage SA	56,166
2,008	Electricite de France	108,205
89	Eramet	26,861
875	Essilor International SA	51,027
108	Esso SA Francaise	14,338
343	Euler Hermes SA	27,845

853	Eurazeo	$61,879
509	Eutelsat Communications	16,470
4,044	Faurecia*	85,228
516	Fonciere des Regions REIT	51,407
21,750	France Telecom SA	499,907
5,490	GDF Suez	208,100
394	Gecina SA REIT	39,151
197	Hermes International	27,183
565	Imerys SA	31,324
622	JC Decaux SA*	16,032
581	Klepierre REIT	21,698
4,055	Lafarge SA	300,711
2,187	Lagardere SCA	84,953
1,027	Legrand SA	29,708
1,337	L’Oreal SA	141,323
2,112	LVMH Moet Hennessy Louis Vuitton SA	230,686
1,100	M6-Metropole Television	29,287
30,431	Natixis*	140,661
774	Nexans SA	62,039
613	Nexity	22,348
1,195	PagesJaunes Groupe	12,925
1,605	Pernod-Ricard SA	129,424
1,722	PPR	210,515
12,105	PSA Peugeot Citroen*	393,931
1,147	Publicis Groupe	47,303
1,804	Rallye SA	63,657
14,338	Renault SA*	674,759
2,767	Rexel SA*	39,134
5,874	Rhodia SA*	104,531
164	SA des Ciments Vicat	12,129
2,549	Safran SA	49,906
7,028	Sanofi-Aventis SA	520,975
2,284	Schneider Electric SA	236,214
1,693	SCOR SE	39,321
1,785	Sequana*	19,682
91	Societe des Autoroutes Paris-Rhin-Rhone*	6,681
234	Societe Fonciere Financiere et de Participations	13,638
14,627	Societe Generale	848,384
2,775	Societe Television Francaise 1	47,971
1,029	Sodexo*	56,502
13,161	STMicroelectronics NV	108,047
4,795	Suez Environnement Co.	108,963
33,424	Technicolor*	44,248
1,150	Technip SA	78,811
701	Thales SA	31,848
22,841	Total SA	1,323,343
783	Unibail-Rodamco SE REIT	170,084
3,770	Valeo SA*	124,143
648	Vallourec SA	111,736
7,517	Veolia Environnement	247,422
4,688	Vinci SA	250,995
12,636	Vivendi	329,336
622	Wendel	33,864
		14,926,674
	Germany - 8.9%
1,736	Adidas AG	88,704
9,870	Allianz SE	1,095,583
90	Axel Springer AG	9,495
13,488	BASF SE	769,238
5,282	Bayer AG	361,924
7,329	Bayerische Motoren Werke (BMW) AG	313,989
599	BayWa AG	22,436
303	Beiersdorf AG	17,760
605	Bilfinger Berger AG	43,890
1,957	Celesio AG	57,208
61,713	Commerzbank AG*	478,291
35,582	Daimler AG	1,641,015
21,470	Deutsche Bank AG	1,312,956
965	Deutsche Boerse AG	63,410
5,898	Deutsche Lufthansa AG	94,827
21,960	Deutsche Post AG	383,723
2,685	Deutsche Postbank AG*	81,912
47,005	Deutsche Telekom AG	610,123
25,099	E.ON AG	925,626
379	Fraport AG	19,303
961	Fresenius Medical Care AG & Co. KGaA	48,831
149	Fresenius SE	9,156
2,032	GEA Group AG	41,550
163	Generali Deutschland Holding AG	16,809
750	Hannover Rueckversicherung AG*	34,720
4,468	HeidelbergCement AG	270,495
4,233	Heidelberger Druckmaschinen AG*	30,296
811	Henkel AG & Co. KGaA	35,513
1,451	Hochtief AG	108,274
123,803	Infineon Technologies AG*	684,888
426	K+S AG	24,006
1,207	Kloeckner & Co. SE*	28,586
2,297	Lanxess AG	87,274
1,061	Linde AG	116,658
2,048	MAN SE	137,291
1,045	Merck KGaA	93,373
3,796	Metro AG	208,527
2,497	Muenchener Rueckversicherungs-Gesellschaft AG	374,857
191	Rheinmetall AG	12,200
3,864	RWE AG	343,667
660	Salzgitter AG	58,551
2,729	SAP AG	124,961
8,892	Siemens AG	794,851
700	Suedzucker AG	16,257
10,428	ThyssenKrupp AG	330,502
1,724	Tognum AG	30,104
13,705	TUI AG*	127,014
194	Volkswagen AG	16,989
167	Wacker Chemie AG	21,914
		12,619,527
	Greece - 0.5%
13,036	Alpha Bank AE*	125,433
1,310	Coca-Cola Hellenic Bottling Co. SA	30,099
8,839	EFG Eurobank Ergasias SA*	75,494
2,078	Hellenic Petroleum SA	25,718
3,467	Hellenic Telecommunications Organization SA	47,618
5,583	Marfin Investment Group SA	15,455
9,068	National Bank of Greece SA*	198,712
1,500	OPAP SA	32,806
7,205	Piraeus Bank SA*	61,026
1,716	Public Power Corp. SA*	32,138
		644,499
	Guernsey - 0.1%
59,124	Resolution Ltd.*	75,572

	Hong Kong - 1.9%
20,095	Bank of East Asia Ltd. (The)	$68,420
50,742	BOC Hong Kong Holdings Ltd.	105,432
25,085	Cathay Pacific Airways Ltd.*	41,153
10,435	Cheung Kong Holdings Ltd.	122,753
1,445	Cheung Kong Infrastructure Holdings Ltd.	5,374
4,908	China Merchants Holdings International Co. Ltd.	16,304
19,185	China Mobile Ltd.	180,193
6,000	China Overseas Land & Investment Ltd.	10,653
9,605	China Resources Enterprise Ltd.	31,531
33,923	China Unicom Hong Kong Ltd.	37,836
1,384	Chinese Estates Holdings Ltd.	2,240
15,234	Citic Pacific Ltd.	32,250
8,710	CLP Holdings Ltd.	58,942
84,324	CNOOC Ltd.	118,203
11,396	COSCO Pacific Ltd.	16,546
8,016	Esprit Holdings Ltd.	56,454
37,478	Foxconn International Holdings Ltd.*	39,292
1,379	Guoco Group Ltd.	13,486
6,072	Hang Lung Group Ltd.	27,210
10,607	Hang Lung Properties Ltd.	35,992
4,369	Hang Seng Bank Ltd.	60,987
8,863	Henderson Land Development Co. Ltd.	55,764
13,508	Hong Kong & China Gas Co. Ltd.	29,492
3,273	Hong Kong Exchanges & Clearing Ltd.	55,175
7,054	Hongkong Electric Holdings Ltd.	39,467
16,000	Hongkong Land Holdings Ltd.	74,631
344,864	Hutchison Telecommunications International Ltd.*	94,588
34,856	Hutchison Whampoa Ltd.	237,033
1,200	Jardine Matheson Holdings Ltd.	35,710
1,000	Jardine Strategic Holdings Ltd.	16,991
4,987	Kerry Properties Ltd.	22,053
140,590	Lenovo Group Ltd.	96,091
10,981	Li & Fung Ltd.	50,032
14,500	Link (The) REIT	34,782
7,875	MTR Corp.	25,519
38,928	New World Development Co. Ltd.	63,514
40,800	Noble Group Ltd.	83,052
4,000	NWS Holdings Ltd.	6,523
6,664	Orient Overseas International Ltd.	45,239
40,320	PCCW Ltd.	10,699
8,000	Shangri-La Asia Ltd.	13,888
20,078	Sino Land Co. Ltd.	33,022
63,000	SJM Holdings Ltd.	31,004
12,733	Sun Hung Kai Properties Ltd.	162,925
13,808	Swire Pacific Ltd., Class A	149,785
13,001	Wharf Holdings Ltd. (The)	64,145
5,148	Yue Yuen Industrial Holdings Ltd.	15,980
		2,628,355
	Ireland - 1.2%
245,615	Allied Irish Banks PLC*	433,402
5,231	Anglo Irish Bank Corp. Ltd.*	—
7,317	CRH PLC	177,196
419,292	Governor & Co. of the Bank of Ireland (The)*	762,571
52,635	Irish Life & Permanent Group Holdings PLC*	224,675
870	Kerry Group PLC, Class A	25,883
3,889	Ryanair Holdings PLC*	18,100
11,419	Smurfit Kappa Group PLC*	104,414
		1,746,241
	Israel - 0.3%
21,172	Bank Hapoalim BM*	90,886
10,115	Bank Leumi Le-Israel*	43,438
14,740	Bezeq Israeli Telecommunication Corp. Ltd.	37,762
653	Cellcom Israel Ltd.	20,861
69	Delek Group Ltd.	15,327
797	Discount Investment Corp.	18,873
756	IDB Holding Corp. Ltd.	28,922
1,562	Israel Chemicals Ltd.	20,336
30	Israel Corp. Ltd. (The)*	21,949
20,123	Israel Discount Bank Ltd., Class A*	45,393
56,556	Oil Refineries Ltd.*	29,110
1,798	Teva Pharmaceutical Industries Ltd.	102,185
		475,042
	Italy - 4.8%
14,092	A2A SpA	26,798
24,935	Assicurazioni Generali SpA	594,429
3,478	Atlantia SpA	87,096
2,521	Autogrill SpA*	30,708
4,831	Banca Carige SpA	12,428
43,784	Banca Monte dei Paschi di Siena SpA	70,996
9,139	Banca Popolare di Milano Scarl	59,478
28,209	Banco Popolare Societa Cooperativa*	178,882
1,250	Benetton Group SpA	10,810
1,732	Buzzi Unicem SpA	25,787
12,192	CIR-Compagnie Industriali Riunite SpA*	28,466
9,628	Edison SpA	14,243
115,608	Enel SpA	623,036
33,016	Eni SpA	769,246
1,282	ERG SpA	17,334
3,465	EXOR SpA	57,004
32,483	Fiat SpA*	408,089
4,534	Finmeccanica SpA	62,998
2,605	Fondiaria-Sai SpA	42,297
1,986	Fondiaria-Sai SpA RSP	21,874
5,757	Hera SpA	13,390
155,244	Intesa Sanpaolo SpA*	592,429
1,648	Italcementi SpA	20,439
3,923	Italcementi SpA RSP	26,054
202	Italmobiliare SpA*	8,693
1,673	Italmobiliare SpA RSP*	50,549
605	Lottomatica SpA	12,003
993	Luxottica Group SpA	25,934
12,212	Mediaset SpA	92,930
5,153	Mediobanca SpA*	56,459
2,375	Mediolanum SpA	13,300
6,245	Milano Assicurazioni SpA	17,139
19,001	Parmalat SpA	47,750
139,435	Pirelli & C. SpA*	81,136
14,803	Premafin Finanziaria SpA*	21,611
2,081	Prysmian SpA	37,862
2,086	Saipem SpA	67,704
5,387	Saras SpA	15,120
11,137	Snam Rete Gas SpA	52,536
963	Societa Cattolica di Assicurazioni Scrl*	29,760
253,621	Telecom Italia Media SpA*	32,651
297,908	Telecom Italia SpA	446,533
140,664	Telecom Italia SpA RSP	163,799
9,671	Terna-Rete Elettrica Nationale SpA	39,104
10,005	UBI Banca-Unione di Banche Italiane ScpA	137,671

552,008	UniCredit SpA*	$1,526,010
22,445	Unipol Gruppo Finanziario SpA*	27,239
		6,797,804
	Japan - 13.5%
610	Acom Co. Ltd.	10,416
1,000	Advantest Corp.	24,864
15,400	Aeon Co. Ltd.	152,232
41,550	Aiful Corp.	75,952
6,000	Aioi Insurance Co. Ltd.	28,339
2,800	Aisin Seiki Co. Ltd.	73,568
4,000	Ajinomoto Co., Inc.	37,735
500	Alfresa Holdings Corp.	20,574
4,000	All Nippon Airways Co. Ltd.	11,568
6,800	Alps Electric Co. Ltd.*	38,768
2,000	Amada Co. Ltd.	13,302
9,000	Aozora Bank Ltd.*	11,316
3,400	Asahi Breweries Ltd.	65,678
13,000	Asahi Glass Co. Ltd.	129,048
14,000	Asahi Kasei Corp.	69,288
1,400	Astellas Pharma, Inc.	51,412
1,000	Bank of Kyoto Ltd. (The)	8,232
6,000	Bank of Yokohama Ltd. (The)	28,245
6,900	Bridgestone Corp.	109,492
3,300	Brother Industries Ltd.	35,455
7,000	Calsonic Kansei Corp.*	18,915
900	Canon Marketing Japan, Inc.	12,394
10,800	Canon, Inc.	420,335
2,800	Casio Computer Co. Ltd.	20,396
12	Central Japan Railway Co.	87,812
3,400	Century Tokyo Leasing Corp.	40,140
4,000	Chiba Bank Ltd. (The)	24,038
2,600	Chofu Seisakusho Co. Ltd.	60,358
4,800	Chubu Electric Power Co., Inc.	121,022
600	Chugai Pharmaceutical Co. Ltd.	10,667
2,400	Chugoku Electric Power Co., Inc. (The)	46,810
12,000	Chuo Mitsui Trust Holdings, Inc.	42,301
4,200	Citizen Holdings Co. Ltd.	27,436
15,000	Cosmo Oil Co. Ltd.	32,426
4,700	Credit Saison Co. Ltd.	58,298
6,000	Dai Nippon Printing Co. Ltd.	81,922
11,250	Daiei, Inc. (The)*	38,573
1,000	Daihatsu Motor Co. Ltd.	9,541
3,800	Daiichi Sankyo Co. Ltd.	78,632
1,200	Daikin Industries Ltd.	44,394
600	Daito Trust Construction Co. Ltd.	28,337
5,000	Daiwa House Industry Co. Ltd.	52,353
22,000	Daiwa Securities Group, Inc.	109,543
4,100	Denso Corp.	119,938
1,600	Dentsu, Inc.	36,666
14,000	DIC Corp.	24,793
2,000	East Japan Railway Co.	133,698
900	Eisai Co. Ltd.	33,318
1,300	Electric Power Development Co. Ltd.	37,576
4,600	Elpida Memory, Inc.*	80,852
500	Fanuc Ltd.	47,638
25,000	Fuji Electric Holdings Co. Ltd.*	49,361
11,000	Fuji Heavy Industries Ltd.*	51,455
5	Fuji Media Holdings, Inc.	7,461
5,000	FUJIFILM Holdings Corp.	159,454
8,000	Fujikura Ltd.	42,694
33,000	Fujitsu Ltd.	200,397
7,000	Fukuoka Financial Group, Inc.	25,518
7,000	Furukawa Electric Co. Ltd.	33,653
1,400	Fuyo General Lease Co. Ltd.	31,496
2,000	Gunma Bank Ltd. (The)	10,267
2,000	Hachijuni Bank Ltd. (The)	11,484
470	Hakuhodo DY Holdings, Inc.	22,822
6,000	Hankyu Hanshin Holdings, Inc.	27,550
8,000	Hanwa Co. Ltd.	29,275
56,000	Haseko Corp.*	46,943
7,000	Hino Motors Ltd.*	26,148
2,400	Hitachi Capital Corp.	31,935
1,100	Hitachi Chemical Co. Ltd.	23,353
800	Hitachi Construction Machinery Co. Ltd.	16,700
600	Hitachi High-Technologies Corp.	11,953
117,000	Hitachi Ltd.*	399,025
1,000	Hitachi Metals Ltd.	9,599
1,300	Hokkaido Electric Power Co., Inc.	24,620
9,000	Hokuhoku Financial Group, Inc.	18,599
900	Hokuriku Electric Power Co.	19,395
12,600	Honda Motor Co. Ltd.	425,166
1,300	HOYA	34,512
700	Ibiden Co. Ltd.	23,800
2,400	IBJ Leasing Co. Ltd.	42,858
400	Idemitsu Kosan Co. Ltd.	25,471
28,000	IHI Corp.*	42,898
4	Inpex Corp.	29,144
38,000	Isuzu Motors Ltd.*	80,508
14,000	ITOCHU Corp.	108,822
7,000	J Front Retailing Co. Ltd.	33,193
41	Japan Tobacco, Inc.	147,318
5,600	JFE Holdings, Inc.	193,878
4,000	JFE Shoji Holdings, Inc.	13,960
3,000	Joyo Bank Ltd. (The)	12,082
3,200	JS Group Corp.	56,234
1,100	JSR Corp.	21,643
6,300	JTEKT Corp.	70,855
13,000	Kajima Corp.	27,099
1,000	Kaneka Corp.	6,422
28,000	Kanematsu Corp.*	21,914
6,100	Kansai Electric Power Co., Inc. (The)	138,219
3,300	Kao Corp.	79,273
16,000	Kawasaki Heavy Industries Ltd.	40,917
9,000	Kawasaki Kisen Kaisha Ltd.*	31,650
24	KDDI Corp.	125,966
2,000	Keio Corp.	12,553
1,000	Kinden Corp.	9,014
6,000	Kintetsu Corp.	20,642
5,000	Kirin Holdings Co. Ltd.	75,888
46,000	Kobe Steel Ltd.*	82,091
8,200	Komatsu Ltd.	164,297
3,500	Konica Minolta Holdings, Inc.	35,603
4,000	Kubota Corp.	35,814
2,500	Kuraray Co. Ltd.	29,002
1,300	Kyocera Corp.	117,152
3,400	Kyushu Electric Power Co., Inc.	73,258
300	Lawson, Inc.	13,536
3,000	Leopalace21 Corp.*	10,943
700	Makita Corp.	23,385
23,000	Marubeni Corp.	132,995
4,200	Marui Group Co. Ltd.	25,526
61,000	Mazda Motor Corp.*	164,766
3,100	Medipal Holdings Corp.	38,612
20,500	Mitsubishi Chemical Holdings Corp.	85,031

12,300	Mitsubishi Corp.	$296,150
22,000	Mitsubishi Electric Corp.*	170,714
4,000	Mitsubishi Estate Co. Ltd.	64,479
4,000	Mitsubishi Gas Chemical Co., Inc.	21,074
39,000	Mitsubishi Heavy Industries Ltd.	135,397
13,000	Mitsubishi Materials Corp.*	33,586
39,000	Mitsubishi Motors Corp.*	53,535
7,000	Mitsubishi Rayon Co. Ltd.	28,833
95,160	Mitsubishi UFJ Financial Group, Inc.	487,593
1,390	Mitsubishi UFJ Lease & Finance Co. Ltd.	47,876
13,900	Mitsui & Co. Ltd.	203,568
23,000	Mitsui Chemicals, Inc.	61,229
5,000	Mitsui Fudosan Co. Ltd.	83,729
14,000	Mitsui Mining & Smelting Co. Ltd.*	36,724
10,000	Mitsui OSK Lines Ltd.	62,067
128,600	Mizuho Financial Group, Inc.	247,113
6,000	Mizuho Trust & Banking Co. Ltd.*	5,996
1,200	Murata Manufacturing Co. Ltd.	65,551
6,000	Nagoya Railroad Co. Ltd.	17,595
1,500	Namco Bandai Holdings, Inc.	14,868
1,300	NEC Capital Solutions Ltd.	18,224
73,000	NEC Corp.*	187,419
900	NEC Electronics Corp.*	7,468
200	Nidec Corp.	19,519
2,500	Nikon Corp.	51,066
100	Nintendo Co. Ltd.	27,760
1,000	Nippon Electric Glass Co. Ltd.	14,007
13,000	Nippon Express Co. Ltd.	54,251
1,000	Nippon Meat Packers, Inc.	12,550
19,500	Nippon Mining Holdings, Inc.	83,610
28,000	Nippon Oil Corp.	130,275
1,500	Nippon Paper Group, Inc.	38,994
10,000	Nippon Sheet Glass Co. Ltd.	25,718
53,000	Nippon Steel Corp.	191,354
8,000	Nippon Steel Trading Co. Ltd.	12,933
5,400	Nippon Telegraph & Telephone Corp.	226,276
40	Nippon Television Network Corp.	5,425
18,000	Nippon Yusen Kabushiki Kaisha	61,878
3,000	Nipponkoa Insurance Co. Ltd.	17,200
69,000	Nissan Motor Co. Ltd.*	558,476
1,000	Nisshin Seifun Group, Inc.	13,304
12,000	Nisshin Steel Co. Ltd.	20,272
1,300	Nitto Denko Corp.	49,851
2,500	NOK Corp.	37,003
57,500	Nomura Holdings, Inc.	428,037
500	Nomura Real Estate Holdings, Inc.	7,435
6,000	NSK Ltd.	43,315
6,000	NTN Corp.	25,826
7	NTT Data Corp.	21,716
100	NTT DoCoMo, Inc.	149,047
7,000	Obayashi Corp.	24,611
2,000	Odakyu Electric Railway Co. Ltd.	16,164
9,000	OJI Paper Co. Ltd.	37,617
28,000	Oki Electric Industry Co. Ltd.*	23,680
2,000	Olympus Corp.	59,668
2,900	OMRON Corp.	57,469
400	Ono Pharmaceutical Co. Ltd.	17,722
4,660	ORIX Corp.	347,351
11,000	Osaka Gas Co. Ltd.	38,560
27,400	Panasonic Corp.	426,265
2,000	Panasonic Electric Works Co. Ltd.	21,811
18,400	Pioneer Corp.*	71,232
2,200	Promise Co. Ltd.*	20,291
1,000	Resona Holdings, Inc.	12,420
5,000	Ricoh Co. Ltd.	71,265
700	Ricoh Leasing Co. Ltd.	15,825
800	Rohm Co. Ltd.	53,673
300	Ryoshoku Ltd.	7,667
200	Sankyo Co. Ltd.	10,648
43,000	Sanyo Electric Co. Ltd.*	71,405
6,274	Sapporo Hokuyo Holdings, Inc.	25,257
800	Secom Co. Ltd.	35,693
1,500	Sega Sammy Holdings, Inc.	16,907
3,500	Seiko Epson Corp.	58,101
5,000	Sekisui Chemical Co. Ltd.	33,633
6,000	Sekisui House Ltd.	56,417
5,700	Seven & I Holdings Co. Ltd.	124,047
11,000	Sharp Corp.	130,775
900	Shikoku Electric Power Co.	24,498
8,000	Shimizu Corp.	30,239
1,400	Shin-Etsu Chemical Co. Ltd.	72,905
33,000	Shinsei Bank Ltd.*	40,864
1,500	Shiseido Co. Ltd.	30,588
2,000	Shizuoka Bank Ltd. (The)	17,176
23,000	Showa Denko K.K.	46,858
2,400	Showa Shell Sekiyu K.K.	18,837
100	SMC Corp.	12,019
2,600	SoftBank Corp.	65,823
102,800	Sojitz Corp.	188,221
10,000	Sompo Japan Insurance, Inc.	64,897
16,300	Sony Corp.	541,293
3	Sony Financial Holdings, Inc.	8,185
800	Sumco Corp.*	13,708
4,000	Sumikin Bussan Corp.	7,965
15,000	Sumitomo Chemical Co. Ltd.	67,107
11,000	Sumitomo Corp.	123,296
7,900	Sumitomo Electric Industries Ltd.	102,744
2,800	Sumitomo Forestry Co. Ltd.	20,470
6,000	Sumitomo Heavy Industries Ltd.*	30,461
36,000	Sumitomo Metal Industries Ltd.	98,646
3,000	Sumitomo Metal Mining Co. Ltd.	41,569
10,800	Sumitomo Mitsui Financial Group, Inc.	347,093
3,000	Sumitomo Realty & Development Co. Ltd.	52,931
1,600	Sumitomo Rubber Industries Ltd.	12,463
13,000	Sumitomo Trust & Banking Co. Ltd. (The)	71,712
500	Suzuken Co. Ltd.	16,611
4,300	Suzuki Motor Corp.	96,768
2,550	T&D Holdings, Inc.	52,443
14,000	Taiheiyo Cement Corp.*	15,689
16,000	Taisei Corp.	30,810
3,000	Takashimaya Co. Ltd.	21,720
1,300	Takata Corp.	28,479
2,900	Takeda Pharmaceutical Co. Ltd.	126,664
5,620	Takefuji Corp.	26,781
1,000	TDK Corp.	64,318
16,000	Teijin Ltd.	48,311
400	Terumo Corp.	22,328
3,000	Tobu Railway Co. Ltd.	16,030
2,000	Toho Gas Co. Ltd.	10,465
3,400	Tohoku Electric Power Co., Inc.	67,928
4,200	Tokio Marine Holdings, Inc.	112,445
300	Tokyo Broadcasting System Holdings, Inc.	4,448
8,100	Tokyo Electric Power Co., Inc. (The)	217,260
800	Tokyo Electron Ltd.	48,389

12,000	Tokyo Gas Co. Ltd.	$48,388
8,000	Tokyu Corp.	32,300
6,000	Tokyu Land Corp.	22,531
2,000	TonenGeneral Sekiyu K.K.	16,524
7,000	Toppan Printing Co. Ltd.	60,672
10,000	Toray Industries, Inc.	54,403
76,000	Toshiba Corp.*	413,465
11,000	Tosoh Corp.	28,166
2,000	TOTO Ltd.	12,054
2,300	Toyo Seikan Kaisha Ltd.	32,282
600	Toyoda Gosei Co. Ltd.	16,450
400	Toyota Auto Body Co. Ltd.	7,001
900	Toyota Boshoku Corp.	19,611
1,400	Toyota Industries Corp.	40,868
24,700	Toyota Motor Corp.	945,962
4,900	Toyota Tsusho Corp.	74,025
10,000	Ube Industries Ltd.	25,784
2,900	UNY Co. Ltd.	22,120
12	West Japan Railway Co.	41,191
25	Yahoo! Japan Corp.	9,418
1,030	Yamada Denki Co. Ltd.	65,943
2,600	Yamaha Corp.	30,740
3,200	Yamaha Motor Co. Ltd.*	43,375
3,500	Yamato Holdings Co. Ltd.	47,862
		19,147,323
	Luxembourg - 0.5%
15,393	ArcelorMittal	597,390
157	RTL Group	10,910
1,953	SES SA	42,944
		651,244
	Netherlands - 5.3%
66,441	Aegon NV*	398,010
3,083	Akzo Nobel NV	183,978
2,230	ASML Holding NV	70,210
1,008	Corio NV REIT	62,026
5,540	European Aeronautic Defence and Space Co. NV	108,546
1,643	Heineken Holding NV	69,260
1,815	Heineken NV	89,772
491,660	ING Groep NV CVA*	4,615,674
39,105	James Hardie Industries NV CDI*	256,729
11,024	Koninklijke Ahold NV	138,870
3,216	Koninklijke BAM Groep NV	31,615
2,952	Koninklijke DSM NV	137,929
13,372	Koninklijke KPN NV	221,971
8,143	Koninklijke Philips Electronics NV	246,515
1,773	Randstad Holding NV*	85,302
2,084	Reed Elsevier NV	25,229
5,840	SNS REAAL NV*	34,313
4,886	TNT NV	140,618
18,803	Unilever NV CVA	577,182
2,267	Wolters Kluwer NV	47,437
		7,541,186
	New Zealand - 0.1%
11,510	Fletcher Building Ltd.	64,250
45,254	Telecom Corp. of New Zealand Ltd.	75,891
		140,141
	Norway - 1.0%
760	Aker ASA, Class A	20,297
4,585	Aker Solutions ASA	61,493
25,430	DnB NOR ASA*	288,603
44,459	Norsk Hydro ASA*	324,045
15,703	Norske Skogindustrier ASA*	26,155
10,243	Orkla ASA	92,832
11,896	Statoil ASA	268,298
8,770	Storebrand ASA*	61,619
12,104	Telenor ASA*	158,098
700	Wilh Wilhelmsen ASA, Class A	15,310
1,500	Yara International ASA	62,938
		1,379,688
	Portugal - 0.3%
5,687	Banco BPI SA	15,874
51,636	Banco Comercial Portugues SA, Class R	55,930
2,923	Banco Espirito Santo SA	17,053
3,361	Brisa Auto-Estradas de Portugal SA	31,979
2,158	CIMPOR-Cimentos de Portugal SGPS SA	18,231
24,603	EDP-Energias de Portugal SA	97,764
1,965	Galp Energia SGPS SA, Class B	31,412
1,997	Jeronimo Martins SGPS SA	19,209
10,356	Portugal Telecom SGPS SA	107,138
1,918	Redes Energeticas Nacionais SA	7,712
24,477	Sonae	30,380
		432,682
	Singapore - 0.6%
21,000	CapitaLand Ltd.	57,192
4,000	City Developments Ltd.	30,368
12,000	DBS Group Holdings Ltd.	121,118
15,000	Fraser and Neave Ltd.	44,191
1,000	Jardine Cycle & Carriage Ltd.	17,908
9,000	Keppel Corp. Ltd.	53,272
36,000	Neptune Orient Lines Ltd.	44,014
18,000	Oversea-Chinese Banking Corp. Ltd.	104,377
8,000	SembCorp Industries Ltd.	19,970
6,000	Singapore Airlines Ltd.	58,803
11,000	Singapore Press Holdings Ltd.	28,887
7,000	Singapore Technologies Engineering Ltd.	15,317
46,000	Singapore Telecommunications Ltd.	98,204
9,000	United Overseas Bank Ltd.	115,570
7,000	Wilmar International Ltd.	32,716
		841,907
	South Korea - 0.0%
2,800	STX Pan Ocean Co. Ltd.	29,020

	Spain - 3.4%
2,318	Abertis Infraestructuras SA	47,064
231	Acciona SA	27,913
3,066	Acerinox SA	57,836
1,913	ACS Actividades de Construccion y Servicios SA	90,510
55,976	Banco Bilbao Vizcaya Argentaria SA	855,397
13,759	Banco de Sabadell SA	73,521
1,224	Banco Espanol de Credito SA	14,206
11,286	Banco Popular Espanol SA	85,739
103,773	Banco Santander SA	1,485,665
11,734	Criteria Caixacorp SA	53,275
931	Enagas	19,347
965	Fomento de Construcciones y Contratas SA	37,217
1,461	Gamesa Corp. Tecnologica SA	21,257
4,838	Gas Natural SDG SA	96,332
1,621	Gestevision Telecinco SA	23,171
3,671	Iberdrola Renovables SA	16,303
37,960	Iberdrola SA	323,991
26,041	Iberia Lineas Aereas de Espana SA*	79,268
928	Inditex SA	58,560

35,297	Inmobiliaria Colonial SA*	$8,038
9,770	Mapfre SA	38,620
232	Red Electrica Corporacion SA	11,660
22,082	Repsol YPF SA	522,969
2,512	Sacyr Vallehermoso SA*	26,210
28,540	Telefonica SA	685,393
		4,759,462
	Sweden - 3.1%
3,605	Assa Abloy AB, Class B	62,605
3,809	Atlas Copco AB, Class A	51,973
3,148	Atlas Copco AB, Class B	38,190
9,399	Boliden AB	126,421
9,429	Electrolux AB, Series B*	223,570
1,501	Hennes & Mauritz AB, Class B	88,900
1,722	Holmen AB, Class B	41,489
2,656	Husqvarna AB, Class A*	17,025
7,745	Husqvarna AB, Class B*	53,041
5,680	Industrivarden AB, Class A	66,827
2,490	Industrivarden AB, Class C	27,563
8,172	Investor AB, Class B	144,785
4,064	Kinnevik Investment AB, Class B	60,677
416	Lundbergforetagen AB, Class B	19,139
5,830	NCC AB, Class B	87,392
64,651	Nordea Bank AB	596,762
14,270	Sandvik AB	156,059
94,536	SAS AB*	46,263
9,173	Scania AB, Class B	113,426
5,271	Securitas AB, Class B	51,380
69,890	Skandinaviska Enskilda Banken AB, Class A*	416,585
10,119	Skanska AB, Class B	157,590
6,041	SKF AB, Class B	93,938
3,983	SSAB AB, Class A	64,793
1,376	SSAB AB, Class B	20,499
15,254	Svenska Cellulosa AB, Class B	206,836
7,963	Svenska Handelsbanken AB, Class A	208,826
41,700	Swedbank AB, Class A	361,119
5,504	Tele2 AB, Class B	78,040
23,998	Telefonaktiebolaget LM Ericsson, Class B	234,062
22,734	TeliaSonera AB	153,909
14,853	Volvo AB, Class A	125,401
30,499	Volvo AB, Class B	258,552
		4,453,637
	Switzerland - 4.5%
9,160	ABB Ltd.	166,869
2,079	Adecco SA	112,720
685	Baloise Holding AG	57,149
87	BKW FMB Energie AG	6,658
9,463	Clariant AG*	104,511
5,946	Compagnie Financiere Richemont SA	202,657
17,019	Credit Suisse Group AG	740,803
1,374	GAM Holding Ltd.	15,827
42	Givaudan SA	34,451
122	Helvetia Holding AG	38,247
3,877	Holcim Ltd.*	267,143
1,374	Julius Baer Group Ltd.	45,961
379	Kuehne & Nagel International AG	36,759
16,063	Nestle SA	766,181
12,572	Novartis AG	677,002
398	Panalpina Welttransport Holding AG	27,850
609	Pargesa Holding SA	51,374
2,821	Petroplus Holdings AG*	47,804
2,856	Roche Holding AG	482,154
164	Schindler Holding AG	12,346
113	Schindler Holding AG Participant Certificates	8,406
14	SGS SA	18,114
205	Swatch Group AG-Bearer	53,925
468	Swatch Group AG-Registered	23,683
2,030	Swiss Life Holding AG	256,949
17,221	Swiss Reinsurance Co. Ltd.	749,123
140	Swisscom AG	51,348
304	Syngenta AG	78,283
103	Synthes, Inc.	13,194
55,940	UBS AG*	734,137
2,354	Zurich Financial Services AG	503,623
		6,385,251
	United Kingdom - 21.7%
42,120	3i Group PLC	177,097
19,877	Aegis Group PLC	37,907
3,093	AMEC PLC	37,366
4,106	Amlin PLC	25,465
16,953	Anglo American PLC*	623,541
3,783	Antofagasta PLC	52,640
3,170	Arriva PLC	24,616
4,368	Associated British Foods PLC	61,514
9,915	AstraZeneca PLC	461,342
86,957	Aviva PLC	533,845
25,072	BAE Systems PLC	140,957
5,472	Balfour Beatty PLC	23,303
219,181	Barclays PLC	939,067
95,903	Barratt Developments PLC*	182,483
9,377	BG Group PLC	172,806
30,169	BHP Billiton PLC	887,175
311,477	BP PLC	2,913,184
26,744	Bradford & Bingley PLC*	—
21,262	British Airways PLC*	69,486
9,241	British American Tobacco PLC	306,205
16,223	British Land Co. PLC REIT	112,845
6,347	British Sky Broadcasting Group PLC	53,880
238,504	BT Group PLC	521,774
2,965	Bunzl PLC	29,535
22,980	Cable & Wireless PLC	52,085
12,957	Cadbury PLC	171,709
8,861	Carnival PLC*	319,346
6,268	Carphone Warehouse Group PLC (The)	19,067
37,149	Centrica PLC	159,871
18,795	Compass Group PLC	128,269
4,921	Daily Mail & General Trust PLC, Class A	35,344
15,261	Diageo PLC	257,135
5,479	Drax Group PLC	35,934
383,751	DSG International PLC*	192,586
3,725	easyJet PLC*	23,191
39,954	Enterprise Inns PLC*	75,681
3,462	Eurasian Natural Resources Corp.	49,841
5,580	Experian PLC	53,185
8,022	FirstGroup PLC	47,140
11,306	G4S PLC	45,508
73,863	GKN PLC*	135,240
34,985	GlaxoSmithKline PLC	682,541
11,104	Hammerson PLC REIT	66,877
19,790	Henderson Group PLC	38,439
21,466	Home Retail Group PLC	87,373
262,826	HSBC Holdings PLC	2,820,565

4,691	ICAP PLC	$27,632
5,787	Imperial Tobacco Group PLC	187,073
470,876	Inchcape PLC*	200,358
6,092	InterContinental Hotels Group PLC	87,336
12,447	International Power PLC	63,702
10,485	Invensys PLC	51,397
13,443	Investec PLC	91,033
134,821	ITV PLC*	121,195
28,988	J Sainsbury PLC	149,453
2,875	Johnson Matthey PLC	67,002
5,825	Kazakhmys PLC*	112,087
18,877	Kesa Electricals PLC	38,779
69,088	Kingfisher PLC	233,288
66,610	Ladbrokes PLC	166,784
20,471	Land Securities Group PLC REIT	208,285
273,568	Legal & General Group PLC	329,420
14,294	Liberty International PLC REIT	103,657
1,150,330	Lloyds Banking Group PLC*	927,054
31,118	Logica PLC	58,164
2,337	London Stock Exchange Group PLC	23,814
2,076	Lonmin PLC*	59,531
21,740	Man Group PLC	81,677
23,973	Marks & Spencer Group PLC	133,051
15,207	Mitchells & Butlers PLC*	67,034
26,716	Mondi PLC	151,451
20,003	National Express Group PLC	66,105
22,339	National Grid PLC	224,915
2,043	Next PLC	63,862
1,346	Northern Rock PLC*	—
234,861	Old Mutual PLC*	388,152
7,826	Pearson PLC	111,094
9,337	Persimmon PLC*	64,256
139,242	Premier Foods PLC*	71,578
54,499	Prudential PLC	500,359
123,368	Punch Taverns PLC*	164,747
24,412	Rank Group PLC*	35,648
2,117	Reckitt Benckiser Group PLC	110,013
3,807	Reed Elsevier PLC	30,377
46,182	Rentokil Initial PLC*	85,098
16,012	Rexam PLC	76,424
15,374	Rio Tinto PLC	751,544
16,430	Rolls-Royce Group PLC	125,494
1,152,858	Royal Bank of Scotland Group PLC*	587,182
51,515	Royal Dutch Shell PLC, Class A	1,427,332
39,496	Royal Dutch Shell PLC, Class B	1,053,211
37,252	RSA Insurance Group PLC	76,358
7,732	SABMiller PLC	210,780
9,397	Sage Group PLC (The)	35,433
1,347	Schroders PLC	26,685
641	Schroders PLC NVTG	10,169
7,695	Scottish & Southern Energy PLC	143,766
42,907	Segro PLC REIT	213,644
2,800	Severn Trent PLC	50,282
2,196	Shire PLC	43,598
3,370	Smith & Nephew PLC	33,985
3,383	Smiths Group PLC	53,828
19,003	Standard Chartered PLC	438,778
42,231	Standard Life PLC	131,736
9,327	Tate & Lyle PLC	58,952
585,389	Taylor Wimpey PLC*	360,461
69,722	Tesco PLC	473,018
17,364	Thomas Cook Group PLC	62,849
21,938	Tomkins PLC	65,805
9,303	Travis Perkins PLC*	108,914
45,293	Trinity Mirror PLC*	109,290
17,023	TUI Travel PLC	70,391
19,019	Unilever PLC	579,760
4,917	United Business Media Ltd.	33,464
11,799	United Utilities Group PLC	100,878
2,559	Vedanta Resources PLC	98,395
952,386	Vodafone Group PLC	2,039,651
3,336	Whitbread PLC	74,781
15,622	William Hill PLC	49,670
24,430	William Morrison Supermarkets PLC	112,671
16,778	Wolseley PLC*	370,032
20,049	WPP PLC	185,453
39,705	Xstrata PLC*	645,839
365,520	Yell Group PLC*	212,239
		30,844,163
	Total Common Stocks and Other Equity Interests (Cost $130,646,992)	141,007,943

	Preferred Stocks - 0.6%
	Germany - 0.5%
923	Fresenius SE	63,005
2,247	Henkel AG & Co. KGaA	114,871
2,841	Porsche Automobil Holding SE	161,285
10,814	ProSiebenSat.1 Media AG	145,973
2,220	Volkswagen AG	180,224
		665,358
	Italy - 0.1%
7,821	EXOR SpA	72,176
55,300	Unipol Gruppo Finanziario SpA*	44,595
		116,771
	Total Preferred Stocks (Cost $750,684)	782,129

	Rights - 0.0%
	Australia - 0.0%
146	Woodside Petroleum Ltd., expiring 02/01/10* (Cost $0)	30

	Warrants - 0.0%
	France - 0.0%
503	Fonciere des Regions, expiring 12/31/10* (Cost $0)	391

	Money Market Fund - 0.0%
54,704	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $54,704)	54,704

	Total Investments (Cost $131,452,380)(a)-99.9%	141,845,197
	Other assets less liabilities-0.1%	151,034
	Net Assets-100.0%	$141,996,231

CDI	Chess Depositary Interests
CVA	Dutch Certificate
NVTG	Non Voting
PPS	Price Protected Shares
REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $140,039,901. The net unrealized appreciation was $1,805,296 which consisted of aggregate gross unrealized appreciation of $17,735,936 and aggregate gross unrealized depreciation of $15,930,640.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

January 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 99.4%
	Australia - 11.1%
66,982	Abacus Property Group REIT	$23,035
10,842	ABC Learning Centres Ltd.*	—
10,480	Adelaide Brighton Ltd.	22,890
15,915	Alesco Corp. Ltd.	60,898
68,467	Alumina Ltd.*	94,152
2,194	Ansell Ltd.	19,997
9,969	APN News & Media Ltd.	20,239
8,551	Aristocrat Leisure Ltd.	29,994
1,959	ASX Ltd.	59,188
133,133	Australand Property Group REIT	52,846
74,347	Australian Pharmaceutical Industries Ltd.	42,452
105,740	AWB Ltd.*	99,269
6,755	AWE Ltd.*	15,625
5,216	Bank of Queensland Ltd.	50,640
17,442	Beach Energy Ltd.	12,860
7,966	Bendigo and Adelaide Bank Ltd.	69,346
3,608	Billabong International Ltd.	33,483
587,322	Boart Longyear Group*	171,911
10,721	Centennial Coal Co. Ltd.	34,585
726,864	Centro Retail Group REIT	101,727
18,775	Challenger Financial Services Group Ltd.	67,556
301	Cochlear Ltd.	16,649
43,954	Commonwealth Property Office Fund REIT	35,382
4,368	Computershare Ltd.	44,937
2,270	Corporate Express Australia Ltd.	8,012
3,140	Crane Group Ltd.	24,515
53,315	CSR Ltd.	85,857
11,293	David Jones Ltd.	47,462
8,538	Downer EDI Ltd.	62,683
54,626	Elders Ltd.*	69,258
48,176	Emeco Holdings Ltd.	29,377
56,099	Envestra Ltd.	24,602
3,600	Flight Centre Ltd.	63,239
41,659	Goodman Fielder Ltd.	57,600
34,241	Gunns Ltd.	26,665
7,874	GWA International Ltd.	21,025
14,640	Harvey Norman Holdings Ltd.	47,675
4,690	Healthscope Ltd.	19,449
13,484	Hills Industries Ltd.	23,313
4,893	Iluka Resources Ltd.*	14,260
1,048,174	ING Industrial Fund REIT*	415,594
139,899	ING Office Fund	75,237
7,305	IOOF Holdings Ltd.	37,238
4,871	Macarthur Coal Ltd.	40,594
354,002	Macquarie CountryWide Trust REIT	176,001
359,169	Macquarie Office Trust REIT	93,677
69,631	Minara Resources Ltd.*	42,227
25,265	Mount Gibson Iron Ltd.*	31,113
2,048	New Hope Corp. Ltd.	8,086
1,610	Newcrest Mining Ltd.	44,882
3,051	Nufarm Ltd.	27,544
49,822	OZ Minerals Ltd.*	46,613
243,216	Pacific Brands Ltd.*	236,104
5,483	Paladin Energy Ltd.*	17,544
1,026	Perpetual Ltd.	31,720
4,033	Platinum Asset Management Ltd.	19,631
41,897	PMP Ltd.*	27,448
6,297	Primary Health Care Ltd.	30,767
1,887	Ramsay Health Care Ltd.	19,175
2,855	Seven Network Ltd.	16,939
34,574	Sigma Pharmaceuticals Ltd.	28,598
3,904	Sonic Healthcare Ltd.	48,977
16,388	Spotless Group Ltd.	39,141
17,402	Straits Resources Ltd.	21,823
31,033	Sunland Group Ltd.	20,709
17,219	Ten Network Holdings Ltd.*	23,317
11,622	Transfield Services Ltd.	36,753
29,778	Transpacific Industries Group Ltd.*	32,743
3,735	UGL Ltd.	42,882
1,426	West Australian Newspapers Holdings Ltd.	9,237
2,465	WorleyParsons Ltd.	51,207
		3,598,174
	Austria - 0.8%
117	Agrana Beteiligungs AG	11,214
564	Andritz AG	31,579
847	A-TEC Industries AG*	11,032
5,768	CA Immobilien Anlagen AG*	61,016
3,240	Conwert Immobilien Invest SE*	37,518
497	EVN AG	8,723
363	Flughafen Wien AG	16,957
163	Mayr-Melnhof Karton AG	15,389
279	Palfinger AG	6,129
906	RHI AG*	24,779
364	Semperit AG Holding	13,666
439	Zumtobel AG*	9,415
		247,417
	Belgium - 1.4%
182	Ackermans & van Haaren NV	12,547
543	Barco NV*	22,305
460	Bekaert SA	67,115
228	Cofinimmo REIT	30,792
369	Compagnie d’Entreprises CFE	17,844
737	Compagnie Maritime Belge SA	22,204
378	Elia System Operator SA/NV	14,364
654	Euronav NV	14,344
79	Gimv NV	4,056
8,476	Nyrstar*	117,767
401	Omega Pharma SA	19,421
1,564	Recticel SA	12,582
7,567	RHJ International*	62,418
824	Telenet Group Holding NV	23,765
647	Tessenderlo Chemie NV	20,626
		462,150
	Bermuda - 0.5%
5,560	Aquarius Platinum Ltd.*	32,774
27,000	C C Land Holdings Ltd.	9,803
7,253	Catlin Group Ltd.	39,266
4,000	China Yurun Food Group Ltd.	11,206
28,000	Citic Resources Holdings Ltd.*	6,921
700	Dockwise Ltd.*	21,073
92	Golar LNG Energy Ltd.*	162
129,100	HKC Holdings Ltd.*	9,419
15,000	Mongolia Energy Co. Ltd.*	7,314

234,000	Samling Global Ltd.	$19,940
6,000	Shui On Construction and Materials Ltd.	7,660
320,000	Titan Petrochemicals Group Ltd.*	11,847
		177,385
	Canada - 8.9%
2,934	AGF Management Ltd., Class B	44,251
379	Agnico-Eagle Mines Ltd.	19,226
816	Astral Media, Inc.	25,970
407	Boardwalk REIT	14,286
2,785	CAE, Inc.	22,296
2,123	Calloway REIT	39,451
2,273	Cameco Corp.	61,652
721	Canadian REIT	18,947
983	Canadian Apartment Properties REIT	13,128
1,110	Canadian Western Bank	21,419
4,220	Canfor Corp.*	28,912
7,623	Cascades, Inc.	57,020
729	CCL Industries, Inc., Class B	17,180
1,571	Centerra Gold, Inc.*	15,968
2,797	Chartwell Seniors Housing REIT	19,950
1,269	CML Healthcare Income Fund	15,840
702	Cogeco Cable, Inc.	26,196
897	Cominar REIT	16,155
522	Corus Entertainment, Inc., Class B	9,112
1,032	Dorel Industries, Inc., Class B	29,560
683	Dundee REIT	15,731
4,444	Dundee Corp., Class A*	55,680
1,653	DundeeWealth, Inc.	22,123
1,698	Emera, Inc.	36,860
2,666	Ensign Energy Services, Inc.	37,582
3,450	Extendicare REIT	30,080
4,856	Fairborne Energy Ltd.*	22,332
522	First Capital Realty, Inc.	10,597
911	First Quantum Minerals Ltd.	66,305
533	FirstService Corp.*	10,300
2,613	Flint Energy Services Ltd.*	28,153
1,827	Fortis, Inc.	47,497
579	Franco-Nevada Corp.	14,694
1,913	Gildan Activewear, Inc.*	41,169
3,742	Groupe Aeroplan, Inc.	39,018
3,899	H&R REIT	61,550
4,788	Harry Winston Diamond Corp.	44,173
3,900	HudBay Minerals, Inc.*	44,252
2,229	IAMGOLD Corp.	29,476
1,649	Industrial Alliance Insurance & Financial Services, Inc.	49,617
803	Inmet Mining Corp.	40,809
4,518	InnVest REIT	24,678
9,673	Kingsway Financial Services, Inc.	15,252
579	Laurentian Bank of Canada	20,666
6,080	Linamar Corp.	77,377
60,550	Lundin Mining Corp.*	238,108
608	MacDonald Dettwiler & Associates Ltd.*	22,226
5,042	Maple Leaf Foods, Inc.	52,762
6,517	Martinrea International, Inc.*	50,460
2,562	MDS, Inc.*	19,020
4,409	Methanex Corp.	98,897
1,782	Norbord, Inc.*	27,696
375	Open Text Corp.*	14,828
22,194	OPTI Canada, Inc.*	40,201
1,280	Paramount Resources Ltd., Class A*	18,320
1,236	Primaris Retail REIT	19,546
4,162	Quadra Mining Ltd.*	55,897
1,368	Reitmans Canada Ltd., Class A	20,722
3,717	RONA, Inc.*	54,456
2,140	Russel Metals, Inc.	34,746
1,401	Saputo, Inc.	37,540
705	ShawCor Ltd., Class A	18,699
16,605	Sherritt International Corp.	95,687
1,306	Silver Wheaton Corp.*	18,079
3,566	Sino-Forest Corp.*	62,150
1,124	SNC-Lavalin Group, Inc.	51,659
3,544	Thompson Creek Metals Co., Inc.*	41,377
713	TMX Group, Inc.	20,256
910	Toromont Industries Ltd.	23,256
4,585	Torstar Corp., Class B	27,927
2,330	Transat AT, Inc., Class B*	46,250
3,563	Transcontinental, Inc., Class A	41,766
1,947	Trican Well Service Ltd.	25,253
7,401	Trinidad Drilling Ltd.	48,622
19,417	Uranium One, Inc.*	60,319
6,309	Viterra, Inc.*	56,429
917	West Fraser Timber Co. Ltd.	28,177
		2,873,821
	Cayman Islands - 0.3%
13,000	Belle International Holdings Ltd.	14,683
66,000	Bosideng International Holdings Ltd.	13,058
30,800	China Fishery Group Ltd.*	38,043
35,500	KWG Property Holding Ltd.	21,358
22,000	Tomson Group Ltd.	8,633
16,000	Want Want China Holdings Ltd.	10,215
		105,990
	China - 0.9%
25,405	Agile Property Holdings Ltd.	31,627
127,965	Brilliance China Automotive Holdings Ltd.*	33,357
13,000	BYD Electronic International Co. Ltd.*	10,876
16,000	China Dongxiang Group Co.	10,314
3,000	China High Speed Transmission Equipment Group Co. Ltd.	5,953
40,000	Country Garden Holdings Co.	13,051
22,500	Greentown China Holdings Ltd.	26,824
29,000	Kingboard Laminates Holdings Ltd.	20,436
25,000	Nine Dragons Paper Holdings Ltd.	34,806
21,000	Shimao Property Holdings Ltd.	31,986
38,650	Shui On Land Ltd.	18,251
9,500	Sinotruk Hong Kong Ltd.	11,057
27,500	Soho China Ltd.	13,355
8,500	Stella International Holdings Ltd.	17,429
500	Tencent Holdings Ltd.	9,267
11,000	Yanlord Land Group Ltd.	13,643
		302,232
	Denmark - 1.7%
360	ALK-Abello A/S	27,594
609	Alm. Brand A/S*	10,560
299	Auriga Industries, Class B	5,986
1,561	Bang & Olufsen A/S*	19,272
159	Coloplast A/S, Class B	17,286
160	D/S Norden	7,009
3,415	DSV A/S*	60,739
1,080	East Asiatic Co. Ltd. A/S	33,882
890	FLSmidth & Co. A/S	56,850
5,701	GN Store Nord A/S*	34,831
462	H. Lundbeck A/S	8,646
1,862	Jyske Bank A/S*	69,090

611	NKT Holding A/S*	$35,620
277	Novozymes A/S, Class B	28,433
227	Rockwool International A/S, Class B	26,058
466	Schouw & Co.	8,225
1,783	Sydbank A/S*	46,091
226	Topdanmark A/S*	27,518
1,961	Torm A/S	21,558
138	William Demant Holding*	10,796
		556,044
	Finland - 2.0%
1,610	Alma Media Corp.	16,515
4,173	Amer Sports Oyj, Class A	45,538
2,429	Cargotec Corp., Class B	69,078
4,242	Citycon Oyj	16,954
2,267	Finnair Oyj*	12,037
1,975	HKScan Oyj, Class A	24,629
3,537	Huhtamaki Oyj	47,534
3,185	Kemira Oyj	49,632
840	Konecranes Oyj	24,713
335	Lemminkainen Oyj	10,954
2,188	Nokian Renkaat Oyj	53,031
4,893	Oriola-KD Oyj, Class B	30,591
1,208	Orion Oyj, Class B	26,491
1,074	Outotec Oyj	36,114
645	Poyry Oyj	10,185
2,196	Ramirent Oyj*	21,954
7,813	Sponda Oyj*	29,821
1,059	Stockmann Oyj Abp, Class B	32,072
2,040	Tieto Oyj	45,520
2,119	Uponor Oyj	40,322
		643,685
	France - 3.3%
473	Alten Ltd.*	13,564
5,067	Altran Technologies SA*	30,122
137	April Group	4,208
640	Beneteau SA	11,495
119	bioMerieux	13,115
86	Bonduelle SCA	10,316
210	Bongrain SA*	16,173
825	Bourbon SA	32,113
467	Boursorama*	6,349
5,716	Bull SA*	27,367
403	Bureau Veritas SA	19,465
2,282	Canal Plus	18,946
591	Carbone Lorraine	20,280
738	Club Mediterranee SA*	12,680
418	Dassault Systemes SA	24,071
6,492	Derichebourg SA	29,079
115	EDF Energies Nouvelles SA	5,760
1,853	Etablissements Maurel et Prom	31,310
1,014	Etam Developpement SA*	26,175
2,431	Euro Disney SCA*	16,462
127	Fimalac	6,762
11,473	Groupe Eurotunnel SA	110,884
905	Groupe Steria SCA	26,463
105	Guyenne et Gascogne SA	9,204
12,811	Havas SA	56,122
47	Iliad SA	5,222
1,033	IMS-International Metal Service*	14,102
132	Ipsen SA	7,115
390	Ipsos	12,278
1,075	Kaufman & Broad SA*	25,590
174	Lisi	9,364
990	Manitou BF SA*	13,758
321	Mercialys SA REIT	11,009
337	Neopost SA	26,884
606	NRJ Group*	5,333
123	Orpea	5,335
121	Pierre & Vacances	8,549
1,451	Plastic Omnium SA	47,625
429	Remy Cointreau SA	21,556
193	Rubis	16,051
378	Saft Groupe SA	16,250
661	SEB SA	43,027
476	Societe BIC SA	33,936
134	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	15,445
3,010	SOITEC*	42,254
133	Sopra Group SA	9,859
77	Sperian Protection	5,189
296	Spir Communication*	9,422
736	Teleperformance	24,083
1,134	UbiSoft Entertainment SA*	15,510
42	Vilmorin & Cie	4,744
623	Zodiac Aerospace	26,258
		1,054,233
	Germany - 3.6%
4,510	Aareal Bank AG*	80,625
3,337	Air Berlin PLC*	19,372
1,102	Alstria Office AG REIT	12,491
1,218	Aurubis AG	49,221
286	Bauer AG	12,935
512	Bechtle AG	13,348
160	Carl Zeiss Meditec AG	2,627
577	Comdirect Bank AG	5,474
478	Demag Cranes AG	14,968
521	Deutsche Euroshop AG	16,489
3,476	Deutsche Wohnen AG*	35,413
7,084	Deutz AG*	33,047
1,927	DIC Asset AG	23,710
488	Duerr AG	10,645
1,198	ElringKlinger AG	26,676
88	Fielmann AG	6,987
4,640	Freenet AG*	59,054
275	Fuchs Petrolub AG	22,298
201	GfK SE	7,470
2,091	Gildemeister AG	30,839
384	Hamburger Hafen und Logistik AG	14,279
449	Indus Holding AG	7,615
106	INTERSEROH SE	7,242
4,514	IVG Immobilien AG*	34,220
1,813	Jenoptik AG*	11,271
1,087	Koenig & Bauer AG*	17,571
304	Krones AG	15,112
1,155	KUKA AG*	18,474
28	KWS Saat AG	4,795
1,950	Leoni AG	43,552
1,348	Medion AG	13,837
1,336	MLP AG	13,709
797	MTU Aero Engines Holding AG	41,335
190	MVV Energie AG	8,200
1,719	Pfleiderer AG*	15,236
5,212	Praktiker Bau- und Heimwerkermaerkte Holding AG	43,775

83	Puma AG Rudolf Dassler Sport	$25,474
824	Q-Cells SE*	11,283
56	Rational AG	9,164
792	Rhoen Klinikum AG	19,507
976	SGL Carbon SE*	27,618
600	Sixt AG	19,645
23,386	Sky Deutschland AG*	64,451
105	Software AG	11,994
533	Solarworld AG	8,978
1,224	Stada Arzneimittel AG	40,241
2,446	Symrise AG	54,502
415	Takkt AG	5,052
1,061	United Internet AG*	15,643
115	Vossloh AG	11,777
562	Wincor Nixdorf AG	38,131
		1,157,372
	Gibraltar - 0.1%
6,852	PartyGaming PLC*	30,744

	Greece - 0.7%
5,453	Agricultural Bank of Greece*	12,747
33,155	Alapis Holding Industrial and Commercial SA	21,362
465	Athens Water Supply & Sewage Co. SA (The)	3,690
1,040	Babis Vovos International Construction SA*	5,651
2,660	Ellaktor SA	16,383
2,870	Elval Aluminium Process Co.*	5,113
311	Eurobank Properties Real Estate Investment Co. REIT	3,148
3,298	Halcor SA*	5,256
9,802	Intracom Holdings SA*	14,140
2,565	Intralot SA-Integrated Lottery Systems & Services	11,281
1,642	Motor Oil Hellas Corinth Refineries SA	22,769
2,671	Mytilineos Holdings SA	16,220
1,626	Sidenor Steel Products Manufacturing Co. SA*	8,043
1,317	Titan Cement Co. SA	37,438
3,013	TT Hellenic Postbank SA*	17,906
3,950	Viohalco	18,310
		219,457
	Guernsey - 0.0%
1,447	Gottex Fund Management Holdings Ltd.	11,066

	Hong Kong - 4.7%
3,212	ASM Pacific Technology Ltd.	26,483
1,855	Beijing Enterprises Holdings Ltd.	12,874
935	Cafe de Coral Holdings Ltd.	2,043
49,213	Champion REIT	20,705
30,587	Chaoda Modern Agriculture Holdings Ltd.	29,885
17,000	China Agri-Industries Holdings Ltd.	23,111
6,000	China Everbright Ltd.	14,074
34,532	China Foods Ltd.	29,424
8,134	China Mengniu Dairy Co. Ltd.*	24,990
30,715	China Power International Development Ltd.*	7,566
5,168	China Resources Land Ltd.	9,283
5,400	China Taiping Insurance Holdings Co. Ltd.*	16,975
57,799	China Travel International Investment Hong Kong Ltd.	14,317
3,392	Chong Hing Bank Ltd.	6,100
10,000	Chow Sang Sang Holdings International Ltd.	11,268
27,231	CNPC Hong Kong Ltd.	33,676
10,498	Dah Sing Banking Group Ltd.*	14,045
4,527	Dah Sing Financial Holdings Ltd.*	21,846
49,641	Denway Motors Ltd.	28,279
29,710	Digital China Holdings Ltd.	46,752
51,328	First Pacific Co. Ltd.	28,562
8,000	Franshion Properties China Ltd.	2,623
5,495	Fubon Bank Hong Kong Ltd.	2,179
29,972	Galaxy Entertainment Group Ltd.*	11,235
35,315	Giordano International Ltd.	10,606
80,490	Global Bio-Chem Technology Group Co. Ltd.	22,364
130,760	GOME Electrical Appliances Holdings Ltd.*	45,929
13,000	Great Eagle Holdings Ltd.	31,647
22,508	Guangdong Investment Ltd.	11,451
242,000	Henderson Investment Ltd.	18,324
2,388	Hengan International Group Co. Ltd.	15,930
33,378	HKR International Ltd.	12,431
529	Hong Kong Aircraft Engineering Co. Ltd.	6,711
18,861	Hongkong & Shanghai Hotels Ltd. (The)	26,544
14,104	Hopewell Highway Infrastructure Ltd.	8,917
9,215	Hopewell Holdings Ltd.	27,883
26,206	Hopson Development Holdings Ltd.	32,373
16,000	Hysan Development Co. Ltd.	39,563
11,124	Industrial & Commercial Bank of China Asia Ltd.	21,633
66,583	Johnson Electric Holdings Ltd.*	31,467
40,000	K Wah International Holdings Ltd.	13,055
15,000	Kingboard Chemical Holdings Ltd.	63,680
28,313	Kowloon Development Co. Ltd.	30,256
32,000	Lee & Man Paper Manufacturing Ltd.	18,292
6,000	Lifestyle International Holdings Ltd.	9,906
4,000	Mandarin Oriental International Ltd.	5,606
15,000	Melco International Development Ltd.*	6,033
16,000	Minmetals Resources Ltd.*	5,305
48,000	New World China Land Ltd.	14,601
40,560	Pacific Basin Shipping Ltd.	29,802
24,082	Public Financial Holdings Ltd.	11,881
11,943	Road King Infrastructure Ltd.	8,598
5,136	Shanghai Industrial Holdings Ltd.	23,828
155,000	Shenzhen International Holdings Ltd.	11,732
52,902	Shenzhen Investment Ltd.	18,853
62,000	Shougang Concord International Enterprises Co. Ltd.	12,659
26,174	Shun Tak Holdings Ltd.	15,115
22,379	Sinofert Holdings Ltd.	12,958
177,347	Sinolink Worldwide Holdings Ltd.	29,135
30,000	Sino-Ocean Land Holdings Ltd.	24,243
24,708	Sinopec Kantons Holdings Ltd.	10,821
28,500	Sinotrans Shipping Ltd.	13,239
8,266	SmarTone Telecommunications Holding Ltd.	7,614
3,000	Sun Hung Kai & Co. Ltd.	2,312
48,372	TCL Multimedia Technology Holdings Ltd.*	38,852
59,818	Techtronic Industries Co.	49,175
3,025	Television Broadcasts Ltd.	14,151
18,857	Texwinca Holdings Ltd.	16,598
30,000	Tian An China Investment	18,714
7,982	Tianjin Development Holdings Ltd.	4,865
7,386	Tingyi Cayman Islands Holding Corp.	15,946
95,357	TPV Technology Ltd.	59,921
6,000	Truly International Holdings	7,162
2,870	VTech Holdings Ltd.	28,281

1,000	Wheelock & Co. Ltd.	$2,604
2,425	Wing Hang Bank Ltd.	20,371
159,848	Yuexiu Property Co. Ltd.	38,614
		1,516,846
	Ireland - 1.4%
8,874	Aer Lingus Group PLC*	8,115
16,047	C&C Group PLC	64,825
2,176	DCC PLC	59,013
1,141	FBD Holdings PLC	9,597
48,201	Fyffes PLC	30,149
3,406	Glanbia PLC	12,541
18,925	Grafton Group PLC	70,545
15,221	Greencore Group PLC	28,483
448,084	Independent News & Media PLC*	63,264
6,323	Kingspan Group PLC*	51,715
521	Paddy Power PLC	17,277
56,580	Total Produce PLC	29,884
6,401	United Drug PLC	19,554
		464,962
	Israel - 0.9%
1,028	Africa-Israel Investments Ltd.*	11,875
714	Blue Square-Israel Ltd.*	7,370
2,739	Clal Industries Ltd.	17,753
855	Clal Insurance Enterprise Holdings Ltd.*	20,018
439	Delek Automotive Systems Ltd.	5,457
12,451	Delek Real Estate Ltd.*	13,271
460	Elbit Imaging Ltd.*	10,287
174	Elbit Systems Ltd.	10,826
986	Elco Holdings Ltd.	15,257
404	First International Bank of Israel Ltd.*	6,924
1,424	Gazit-Globe Ltd.	14,419
220	Harel Insurance Investments & Financial Services Ltd.*	11,406
953	Jerusalem Economy Ltd.*	8,148
296	Koor Industries Ltd.	8,323
4,089	Makhteshim-Agan Industries Ltd.	20,508
7,129	Migdal Insurance & Financial Holding Ltd.*	13,845
2,518	Mizrahi Tefahot Bank Ltd.*	22,566
499	NICE Systems Ltd.*	14,586
372	Osem Investments Ltd.	5,152
779	Partner Communications Co. Ltd.	16,134
64	Paz Oil Co. Ltd.*	9,091
88	Property & Building Corp. Ltd.	6,629
1,366	Shufersal Ltd.	7,790
409	Strauss Group Ltd.	5,812
		283,447
	Italy - 2.6%
1,156	ACEA SpA	12,404
654	Ansaldo STS SpA	12,707
5,278	Arnoldo Mondadori Editore SpA*	20,446
1,959	Ascopiave SpA	4,102
1,446	Astaldi SpA	11,153
1,883	Autostrada Torino-Milano SpA	25,924
1,345	Azimut Holding SpA	16,573
2,688	Banca Popolare dell’Etruria e del Lazio Scrl	14,635
1,033	Banco di Desio e della Brianza SpA	5,729
8,246	Beni Stabili SpA	6,868
1,466	Brembo SpA	9,779
3,347	Bulgari SpA	27,446
4,335	Cementir Holding SpA	18,682
54,880	Cofide SpA*	52,186
1,207	Credito Artigiano SpA	3,167
3,687	Credito Emiliano SpA*	26,042
389	Danieli SpA	9,507
2,421	Danieli SpA RSP	31,258
2,001	Davide Campari-Milano SpA	20,076
3,168	DeA Capital SpA*	5,158
1,888	Enia SpA	14,427
1,285	Esprinet SpA	15,923
225	Fastweb*	5,643
26,022	Gemina SpA*	21,728
749	Geox SpA	4,838
1,907	Gruppo Coin SpA*	12,199
9,449	Gruppo Editoriale L’Espresso SpA*	27,054
2,904	Immobiliare Grande Distribuzione REIT	5,881
9,811	IMMSI SpA*	11,256
8,002	Impregilo SpA	26,006
4,378	Indesit Co. SpA*	53,982
1,626	Interpump Group SpA*	8,413
14,744	Iride SpA	27,739
14,437	KME Group	9,671
3,545	Maire Tecnimont SpA	12,015
831	MARR SpA	7,303
55	Permasteelisa SpA*	991
3,453	Piaggio & C. SpA	9,436
3,642	Piccolo Credito Valtellinese Scarl	26,039
73,841	Pirelli & C. Real Estate SpA*	46,432
9,926	RCS MediaGroup SpA*	16,161
1,377	Recordati SpA	9,946
10,239	Risanamento SpA*	5,808
26,233	Safilo Group SpA*	20,273
119,174	Seat Pagine Gialle SpA*	27,020
1,554	Societa Iniziative Autostradali e Servizi SpA	14,549
4,975	Sogefi SpA*	13,570
10,150	Sorin SpA*	17,185
62,100	Tiscali SpA*	14,715
159	Tod’s SpA	10,484
		830,529
	Japan - 20.4%
4,000	77 Bank Ltd. (The)	21,245
12	Accordia Golf Co. Ltd.	12,088
2,600	ADEKA Corp.	24,886
1,500	Aderans Holdings Co. Ltd.	16,096
1,800	Aeon Credit Service Co. Ltd.	18,556
500	AEON MALL Co. Ltd.	9,032
1,100	Aica Kogyo Co. Ltd.	11,336
2,000	Aichi Machine Industry Co. Ltd.	8,214
2,000	Aichi Steel Corp.	8,187
2,000	Air Water, Inc.	22,786
1,100	Aisan Industry Co. Ltd.	9,806
1,700	Akebono Brake Industry Co. Ltd.*	9,256
2,000	Akita Bank Ltd. (The)	7,963
200	Alpen Co. Ltd.	2,913
1,500	Alpine Electronics, Inc.*	17,252
1,200	Amano Corp.	10,167
4,000	Ando Corp.	4,662
2,000	Anritsu Corp.*	7,763
3,100	AOC Holdings, Inc.	18,969
400	AOKI Holdings, Inc.	4,062
1,000	Aomori Bank Ltd. (The)	2,340
1,500	Aoyama Trading Co. Ltd.	20,716
300	Arcs Co. Ltd.	4,057
2,000	Arnest One Corp.	20,918
1,000	Asatsu-DK, Inc.	20,318

1,000	Asics Corp.	$9,834
100	ASKUL Corp.	1,819
500	Autobacs Seven Co. Ltd.	15,023
300	Avex Group Holdings, Inc.	2,480
2,000	Awa Bank Ltd. (The)	10,915
2,000	Bando Chemical Industries Ltd.	5,924
2,000	Bank of Nagoya Ltd. (The)	7,739
200	Bank of Okinawa Ltd. (The)	7,439
1,000	Bank of Saga Ltd. (The)	2,822
1,200	Bank of The Ryukyus Ltd.	13,342
2,250	Belluna Co. Ltd.	8,967
500	Benesse Holdings, Inc.	20,932
6,000	Best Denki Co. Ltd.	15,923
56	Bic Camera, Inc.	19,425
200	Canon Electronics, Inc.	4,269
200	Canon Finetech, Inc.	2,702
200	Capcom Co. Ltd.	3,298
200	Cawachi Ltd.	3,903
10,300	Cedyna Financial Corp.*	19,702
4,000	Central Glass Co. Ltd.	16,378
300	Chiba Kogyo Bank Ltd. (The)*	2,152
300	Chiyoda Co. Ltd.	3,894
3,000	Chiyoda Corp.	27,211
9,000	Chori Co. Ltd.	9,819
200	Chudenko Corp.	2,474
1,000	Chuetsu Pulp & Paper Co. Ltd.	1,671
2,000	Chugoku Bank Ltd. (The)	25,459
400	Circle K Sunkus Co. Ltd.	5,151
2,500	CKD Corp.	16,852
3,000	Clarion Co. Ltd.*	4,021
400	Cleanup Corp.	3,106
2,500	CMK Corp.*	19,069
300	Coca-Cola Central Japan Co. Ltd.	3,711
1,200	Coca-Cola West Co. Ltd.	19,933
2,000	COMSYS Holdings Corp.	19,763
10,100	CSK Holdings Corp.*	45,654
400	Culture Convenience Club Co. Ltd.	1,909
400	Daibiru Corp.	2,997
5,000	Daicel Chemical Industries Ltd.	29,971
12,000	Daido Steel Co. Ltd.	43,562
1,500	Daifuku Co. Ltd.	9,358
1,000	Daiichi Chuo Kisen Kaisha*	2,518
1,000	Daiken Corp.	2,475
23,000	Daikyo, Inc.*	47,336
1,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,624
11,000	Dainippon Screen Manufacturing Co. Ltd.*	53,420
1,600	Dainippon Sumitomo Pharma Co. Ltd.	16,955
2,000	Daio Paper Corp.	16,141
3,000	Daishi Bank Ltd. (The)	10,011
1,700	DCM Japan Holdings Co. Ltd.	10,154
16,000	Denki Kagaku Kogyo Kabushiki Kaisha	64,750
200	Disco Corp.	11,040
1,100	Don Quijote Co. Ltd.	24,463
400	Doutor Nichires Holdings Co. Ltd.	5,028
9,000	Dowa Holdings Co. Ltd.	49,890
1,300	Duskin Co. Ltd.	22,969
14	eAccess Ltd.	9,858
13,000	Ebara Corp.*	54,280
8,700	EDION Corp.	90,090
1,000	Ehime Bank Ltd. (The)	2,808
2,000	Eighteenth Bank Ltd. (The)	5,600
400	Exedy Corp.	8,783
1,000	Ezaki Glico Co. Ltd.	10,916
500	FamilyMart Co. Ltd.	15,744
400	Fancl Corp.	7,966
300	FCC Co. Ltd.	5,901
200	Fuji Co. Ltd.	3,834
13,000	Fuji Fire & Marine Insurance Co. Ltd. (The)*	14,251
1,100	Fuji Oil Co. Ltd.	15,656
1,100	Fuji Soft, Inc.	17,547
1,000	Fujitec Co. Ltd.	5,475
2,000	Fujitsu General Ltd.	7,285
1,000	Fukui Bank Ltd. (The)	3,216
2,000	Fukuyama Transporting Co. Ltd.	9,419
200	Funai Electric Co. Ltd.	9,882
14,000	Furukawa Co. Ltd.	15,555
3,000	Furukawa-Sky Aluminum Corp.	5,166
600	Futaba Corp.	10,292
7,100	Futaba Industrial Co. Ltd.*	63,954
14	Geo Corp.	14,550
1,000	Glory Ltd.	21,880
2,000	Godo Steel Ltd.	4,146
290	Goldcrest Co. Ltd.	8,036
3,000	GS Yuasa Corp.	19,112
360	Gulliver International Co. Ltd.	20,742
3,000	Gunze Ltd.	10,778
2,000	H2O Retailing Corp.	11,969
800	Hamamatsu Photonics KK	18,999
300	Heiwa Corp.	3,215
400	Heiwado Co. Ltd.	5,183
1,000	Higashi-Nippon Bank Ltd. (The)	1,898
2,000	Higo Bank Ltd. (The)	10,837
200	Hikari Tsushin, Inc.	3,426
200	Hirose Electric Co. Ltd.	21,321
5,000	Hiroshima Bank Ltd. (The)	19,687
300	HIS Co. Ltd.	5,771
200	Hisamitsu Pharmaceutical Co., Inc.	7,163
9,000	Hitachi Cable Ltd.	26,474
400	Hitachi Koki Co. Ltd.	4,245
2,000	Hitachi Kokusai Electric, Inc.	18,088
400	Hitachi Transport System Ltd.	5,271
26,500	Hitachi Zosen Corp.*	38,225
1,000	Hokkan Holdings Ltd.	2,392
3,000	Hokkoku Bank Ltd. (The)	10,697
2,000	Hokuetsu Bank Ltd. (The)	3,207
1,500	Hokuetsu Kishu Paper Co. Ltd.	7,462
300	Horiba Ltd.	7,193
1,600	Hosiden Corp.	18,893
400	House Foods Corp.	5,854
2,000	Hyakugo Bank Ltd. (The)	9,111
3,000	Hyakujushi Bank Ltd. (The)	11,200
300	Iida Home Max	5,167
1,100	Iino Kaiun Kaisha Ltd.	5,390
400	Inaba Denki Sangyo Co. Ltd.	9,372
5,800	Inabata & Co. Ltd.	23,171
2,000	Iseki & Co. Ltd.*	5,762
13,000	Ishihara Sangyo Kaisha Ltd.*	9,862
1,300	Ito En Ltd.	19,248
2,500	Itochu Enex Co. Ltd.	10,515
200	ITOCHU Techno-Solutions Corp.	6,038
100	ITOCHU-SHOKUHIN Co. Ltd.	3,342
3,000	Itoham Foods, Inc.	10,856
9,000	Iwatani Corp.	24,663

2,000	Iyo Bank Ltd. (The)	$16,437
1,400	Izumi Co. Ltd.	16,941
2,000	Izumiya Co. Ltd.	8,570
9,000	Jaccs Co. Ltd.	21,458
400	Jafco Co. Ltd.	9,770
500	Japan Airport Terminal Co. Ltd.	6,787
1,000	Japan Aviation Electronics Industry Ltd.	7,129
900	Japan General Estate Co. Ltd. (The)*	—
400	Japan Petroleum Exploration Co. Ltd.	18,694
2,000	Japan Pulp & Paper Co. Ltd.	6,713
5,000	Japan Radio Co. Ltd.	9,548
1,500	Japan Securities Finance Co. Ltd.	12,260
1,000	Japan Steel Works Ltd. (The)	12,233
2,000	JGC Corp.	37,173
1,000	J-Oil Mills, Inc.	3,121
3,900	Joint Corp.*	—
1,000	Joshin Denki Co. Ltd.	8,311
13,000	Juki Corp.*	13,361
4,000	Juroku Bank Ltd. (The)	15,582
300	Kadokawa Group Holdings, Inc.	7,177
1,300	Kaga Electronics Co. Ltd.	13,462
1,000	Kagome Co. Ltd.	17,325
2,000	Kagoshima Bank Ltd. (The)	14,168
2,000	Kamei Corp.	9,262
2,000	Kamigumi Co. Ltd.	14,969
1,000	Kandenko Co. Ltd.	6,342
2,000	Kansai Paint Co. Ltd.	16,125
4,000	Kansai Urban Banking Corp.	5,787
1,500	Kanto Auto Works Ltd.	12,104
800	Kasumi Co. Ltd.	4,049
500	Kato Sangyo Co. Ltd.	8,643
11,000	Kayaba Industry Co. Ltd.*	35,663
4,000	Keihan Electric Railway Co. Ltd.	16,154
1,400	Keihin Corp.	21,574
3,000	Keihin Electric Express Railway Co. Ltd.	22,985
3,000	Keisei Electric Railway Co. Ltd.	16,374
1,000	Keiyo Bank Ltd. (The)	4,671
400	Keiyo Co. Ltd.	1,765
2,000	Kikkoman Corp.	23,261
100	Kintetsu World Express, Inc.	2,552
2,000	Kitz Corp.	9,930
13,000	Kiyo Holdings, Inc.	16,050
200	Kobayashi Pharmaceutical Co. Ltd.	7,934
1,100	Kohnan Shoji Co. Ltd.	12,295
2,000	Koito Manufacturing Co. Ltd.	34,707
4,300	Kojima Co. Ltd.	26,225
800	Komeri Co. Ltd.	20,349
1,600	Komori Corp.	17,955
1,600	Konami Corp.	26,194
200	Kose Corp.	4,023
1,200	K’s Holdings Corp.	37,951
28,000	Kumagai Gumi Co. Ltd.*	17,845
9,000	Kurabo Industries Ltd.	13,920
2,000	KUREHA Corp.	9,721
12,000	Kurimoto Ltd.*	11,005
800	Kurita Water Industries Ltd.	24,665
1,300	Kuroda Electric Co. Ltd.	18,325
2,000	Kyodo Printing Co. Ltd.	5,318
300	Kyoei Steel Ltd.	5,347
1,600	Kyowa Exeo Corp.	14,017
1,000	Kyowa Hakko Kirin Co. Ltd.	10,376
200	Life Corp.	3,365
500	Lintec Corp.	9,526
2,000	Lion Corp.	9,611
300	Mabuchi Motor Co. Ltd.	16,333
200	Macnica, Inc.	3,302
4,000	Maeda Corp.	10,879
3,000	Makino Milling Machine Co. Ltd.*	13,787
2,000	Marudai Food Co. Ltd.	6,094
19,000	Maruha Nichiro Holdings, Inc.	26,277
900	Maruichi Steel Tube Ltd.	16,210
1,500	Marusan Securities Co. Ltd.	8,396
1,200	Matsui Securities Co. Ltd.	8,145
900	Matsumotokiyoshi Holdings Co. Ltd.	19,574
1,100	Megmilk Snow Brand Co. Ltd.*	15,811
3,000	Meidensha Corp.	13,247
1,400	MEIJI Holdings Co. Ltd.*	52,604
400	Meitec Corp.	6,848
1,300	Mikuni Coca-Cola Bottling Co. Ltd.	10,193
2,000	Minato Bank Ltd. (The)*	2,423
8,000	Minebea Co. Ltd.	42,293
200	Ministop Co. Ltd.	2,347
300	Miraca Holdings, Inc.	8,911
7,800	Misawa Homes Co. Ltd.*	28,375
300	MISUMI Group, Inc.	5,191
3,000	Mitsuba Corp.*	12,879
2,000	Mitsubishi Logistics Corp.	21,823
12,000	Mitsubishi Paper Mills Ltd.	14,119
2,000	Mitsubishi Steel Manufacturing Co. Ltd.*	3,472
16,000	Mitsui Engineering & Shipbuilding Co. Ltd.	38,477
1,000	Mitsui-Soko Co. Ltd.	3,550
1,700	Mitsumi Electric Co. Ltd.	29,430
300	Mitsuuroko Co. Ltd.	2,093
200	Miura Co. Ltd.	5,116
1,000	Miyazaki Bank Ltd. (The)	3,077
3,000	Mizuho Investors Securities Co. Ltd.*	2,997
10,000	Mizuho Securities Co. Ltd.	29,335
2,000	Mizuno Corp.	9,495
25	Monex Group, Inc.	10,652
1,500	Mori Seiki Co. Ltd.	15,144
3,000	Morinaga & Co. Ltd.	6,508
5,000	Morinaga Milk Industry Co. Ltd.	19,966
1,000	Musashi Seimitsu Industry Co. Ltd.	21,949
300	Musashino Bank Ltd. (The)	8,053
9,000	Nachi-Fujikoshi Corp.	25,324
3,000	Nakayama Steel Works Ltd.	4,058
3,000	Nanto Bank Ltd. (The)	16,208
200	NEC Fielding Ltd.	2,896
400	NEC Networks & System Integration Corp.	4,280
3	NET One Systems Co. Ltd.	3,366
5,000	NHK Spring Co. Ltd.	43,273
5,000	Nice Holdings, Inc.*	10,784
3,000	Nichias Corp.*	10,994
1,600	Nichicon Corp.	18,109
300	Nichiha Corp.*	2,207
400	Nichii Gakkan Co.	3,686
5,000	Nichirei Corp.	18,638
1,300	Nifco, Inc.	28,164
300	Nihon Kohden Corp.	4,738
1,500	Nihon Unisys Ltd.	11,255
1,000	Nippo Corp.	6,783
4,000	Nippon Chemi-Con Corp.*	14,686
5,500	Nippon Coke & Engineering Co. Ltd.	6,060
2,000	Nippon Flour Mills Co. Ltd.	9,817

2,000	Nippon Kayaku Co. Ltd.	$16,637
38,000	Nippon Light Metal Co. Ltd.*	36,985
4,000	Nippon Metal Industry Co. Ltd.	6,142
3,000	Nippon Paint Co. Ltd.	18,593
1,000	Nippon Road Co. Ltd. (The)	2,004
1,000	Nippon Seiki Co. Ltd.	10,962
2,000	Nippon Shokubai Co. Ltd.	17,725
2,000	Nippon Soda Co. Ltd.	7,364
9,400	Nippon Suisan Kaisha Ltd.	27,169
5,500	Nippon Yakin Kogyo Co. Ltd.	20,469
400	Nipro Corp.	8,376
22,500	NIS Group Co. Ltd.*	6,692
24,000	Nishimatsu Construction Co. Ltd.	27,657
10,000	Nishi-Nippon City Bank Ltd. (The)	25,731
4,000	Nishi-Nippon Railroad Co. Ltd.	15,426
1,100	Nishio Rent All Co. Ltd.	7,979
2,000	Nissan Chemical Industries Ltd.	26,227
1,000	Nissan Shatai Co. Ltd.	8,450
2,000	Nissay Dowa General Insurance Co. Ltd.	9,503
1,700	Nissen Holdings Co. Ltd.	5,238
300	Nissha Printing Co. Ltd.	12,558
2,000	Nisshin Oillio Group Ltd. (The)	10,644
2,000	Nisshinbo Holdings, Inc.	17,297
1,000	Nissin Corp.	2,114
900	Nissin Foods Holdings Co. Ltd.	29,512
1,400	Nissin Kogyo Co. Ltd.	21,579
100	Nitori Co. Ltd.	7,510
3,000	Nitto Boseki Co. Ltd.	6,583
2,000	NOF Corp.	8,120
1,500	Nomura Research Institute Ltd.	33,187
1,000	Noritake Co. Ltd.	2,610
300	Noritsu Koki Co. Ltd.	2,005
1,100	Noritz Corp.	13,721
200	NS Solutions Corp.	3,062
14	NTT Urban Development Corp.	10,179
30	OBIC Co. Ltd.	5,602
3,000	Ogaki Kyoritsu Bank Ltd. (The)	10,206
1,000	Oita Bank Ltd. (The)	3,547
2,000	Okasan Securities Group, Inc.	9,466
200	Okinawa Electric Power Co., Inc. (The)	10,812
3,000	OKUMA Corp.	17,205
3,000	Okumura Corp.	10,861
3,000	Onward Holdings Co. Ltd.	19,338
100	Oracle Corp. Japan	4,289
21,000	Orient Corp.*	18,973
200	Osaka Steel Co. Ltd.	3,280
1,700	OSG Corp.	18,506
200	Otsuka Corp.	10,856
4	Pacific Golf Group International Holdings KK	2,821
3,000	Pacific Metals Co. Ltd.	19,864
1,300	Parco Co. Ltd.	10,063
400	Paris Miki Holdings, Inc.	3,473
1,200	Park24 Co. Ltd.	12,552
4	Pasona Group, Inc.	2,636
14,500	Penta-Ocean Construction Co. Ltd.*	15,003
200	Plenus Co. Ltd.	2,890
10,000	Press Kogyo Co. Ltd.	18,107
12,000	Prima Meat Packers Ltd.	12,442
1,900	Q.P. Corp.	21,077
3,000	Rengo Co. Ltd.	17,674
1,100	Resorttrust, Inc.	13,601
2,000	Riken Corp.	6,887
300	Rinnai Corp.	13,954
400	Roland Corp.	3,416
1,200	Round One Corp.	7,819
300	Royal Holdings Co. Ltd.	2,996
8,000	Ryobi Ltd.*	19,677
1,000	Ryoden Trading Co. Ltd.	4,875
300	Ryohin Keikaku Co. Ltd.	12,689
800	Ryosan Co. Ltd.	19,140
1,300	Ryoyo Electro Corp.	10,960
2,000	Saibu Gas Co. Ltd.	5,535
2,000	Sakai Chemical Industry Co. Ltd.	9,552
2,000	San-Ai Oil Co. Ltd.	7,600
10,000	Sanden Corp.*	27,645
300	Sangetsu Co. Ltd.	6,580
2,000	San-in Godo Bank Ltd. (The)	15,809
4,000	Sanken Electric Co. Ltd.	11,194
2,000	Sanki Engineering Co. Ltd.	13,402
19,000	Sankyo-Tateyama Holdings, Inc.*	23,460
5,000	Sankyu, Inc.	23,692
1,400	Sanshin Electronics Co. Ltd.	10,604
400	Santen Pharmaceutical Co. Ltd.	12,535
5,000	Sanwa Holdings Corp.	13,537
1,000	Sanyo Shokai Ltd.	3,175
4,000	Sanyo Special Steel Co. Ltd.	15,183
5,000	Sapporo Holdings Ltd.	26,190
339	SBI Holdings, Inc.	64,172
8,000	Seiko Holdings Corp.	13,614
4,000	Seino Holdings Co. Ltd.	26,599
1,000	Senko Co. Ltd.	3,717
121,210	SFCG Co. Ltd.*	—
2,000	Shiga Bank Ltd. (The)	11,790
1,000	Shikoku Bank Ltd. (The)	3,130
300	Shima Seiki Manufacturing Ltd.	5,725
1,000	Shimachu Co. Ltd.	20,266
2,000	Shimadzu Corp.	13,145
200	Shimamura Co. Ltd.	17,426
400	Shimano, Inc.	16,350
1,300	Shin-Etsu Polymer Co. Ltd.	8,141
1,300	Shinko Electric Industries Co. Ltd.	17,420
1,200	Shinko Shoji Co. Ltd.	9,898
3,000	Shinmaywa Industries Ltd.	9,267
1,400	Shionogi & Co. Ltd.	28,728
4,400	Showa Corp.	24,351
1,000	Showa Sangyo Co. Ltd.	3,253
1,300	Sintokogio Ltd.	9,905
13	SKY Perfect JSAT Holdings, Inc.	5,533
1,400	Sohgo Security Services Co. Ltd.	16,078
3,000	Sotetsu Holdings, Inc.	12,806
300	Square Enix Holdings Co. Ltd.	5,967
2,300	Stanley Electric Co. Ltd.	43,638
1,100	Star Micronics Co. Ltd.	10,405
1,000	Starzen Co. Ltd.	2,599
200	Sugi Holdings Co. Ltd.	4,685
300	Sumisho Computer Systems Corp.	4,179
3,000	Sumitomo Bakelite Co. Ltd.	16,176
16,000	Sumitomo Light Metal Industries Ltd.*	13,518
19,300	Sumitomo Mitsui Construction Co. Ltd.*	15,469
11,000	Sumitomo Osaka Cement Co. Ltd.	15,908
140	Sumitomo Real Estate Sales Co. Ltd.	6,027
2,000	Sumitomo Warehouse Co. Ltd. (The)	8,720
100	Sundrug Co. Ltd.	2,240

2,000	Suruga Bank Ltd.	$17,568
12,000	SWCC Showa Holdings Co. Ltd.*	11,407
1,600	Tachi-S Co. Ltd.	13,660
2,000	Tadano Ltd.	9,510
900	Taikisha Ltd.	12,815
3,000	Taiyo Nippon Sanso Corp.	29,388
3,000	Taiyo Yuden Co. Ltd.	45,852
100	Takamatsu Construction Group Co. Ltd.	1,255
2,000	Takara Holdings, Inc.	10,987
1,600	Takasago Thermal Engineering Co. Ltd.	13,256
200	Tecmo Koei Holdings Co. Ltd.*	1,539
11,000	Tekken Corp.*	9,667
3	T-Gaia Corp.	4,725
1,900	THK Co. Ltd.	37,346
4,000	Toa Corp.	4,124
4,000	Toagosei Co. Ltd.	15,243
9,000	Toda Corp.	30,476
2,000	Toei Co. Ltd.	10,701
2,000	Toho Bank Ltd. (The)	6,361
1,400	Toho Co. Ltd.	23,053
2,500	Toho Holdings Co. Ltd.	32,936
3,000	Toho Zinc Co. Ltd.	13,733
2,000	Tokai Carbon Co. Ltd.	9,308
1,400	Tokai Rika Co. Ltd.	29,218
1,300	Tokai Rubber Industries, Inc.	14,954
5,000	Tokai Tokyo Financial Holdings, Inc.	18,746
160	Token Corp.	3,446
2,000	Tokushu Tokai Holdings Co. Ltd.	4,961
4,000	Tokuyama Corp.	21,133
2,000	Tokyo Dome Corp.	5,748
500	Tokyo Ohka Kogyo Co. Ltd.	8,672
1,200	Tokyo Seimitsu Co. Ltd.*	16,210
2,000	Tokyo Steel Manufacturing Co. Ltd.	19,738
1,000	Tokyo Style Co. Ltd.	7,021
10,000	Tokyo Tatemono Co. Ltd.	39,400
400	Tokyo Tomin Bank Ltd. (The)	5,363
3,110	Tokyu Construction Co. Ltd.*	7,848
1,000	Tomoku Co. Ltd.	2,173
1,500	Tomy Co. Ltd.	12,023
1,400	Topcon Corp.	7,184
300	Toppan Forms Co. Ltd.	3,167
300	Topre Corp.	2,673
11,000	Topy Industries Ltd.	18,273
1,000	Toshiba Machine Co. Ltd.	3,839
4,000	Toshiba TEC Corp.*	14,867
25,000	Toyo Construction Co. Ltd.	11,805
1,000	Toyo Engineering Corp.	3,178
5,000	Toyo Ink Manufacturing Co. Ltd.	20,516
1,000	Toyo Suisan Kaisha Ltd.	26,275
14,000	Toyo Tire & Rubber Co. Ltd.*	23,714
17,000	Toyobo Co. Ltd.	25,603
1,300	transcosmos, Inc.*	11,668
500	Trend Micro, Inc.*	18,557
300	Trusco Nakayama Corp.	4,172
1,500	TS Tech Co. Ltd.	28,203
4,000	Tsubakimoto Chain Co.	17,739
200	Tsumura & Co.	6,301
3	TV Asahi Corp.	4,843
1,000	Uchida Yoko Co. Ltd.	2,883
900	UKC Holdings Corp.*	10,970
600	Ulvac, Inc.	15,129
200	Unicharm Corp.	18,938
4,000	Uniden Corp.*	9,201
1,100	Unipres Corp.	17,305
16,000	Unitika Ltd.*	12,334
1,100	Ushio, Inc.	18,526
300	USS Co. Ltd.	18,138
1,400	Valor Co. Ltd.	11,136
1,200	VITAL KSK HOLDINGS, Inc.*	7,407
1,000	Wacoal Holdings Corp.	11,690
200	Xebio Co. Ltd.	3,736
200	Yachiyo Bank Ltd. (The)	4,432
1,600	Yakult Honsha Co. Ltd.	46,191
2,000	Yamaguchi Financial Group, Inc.	19,732
2,000	Yamanashi Chuo Bank Ltd. (The)	8,501
800	Yamatake Corp.	17,452
500	Yamato Kogyo Co. Ltd.	15,644
2,800	Yamazen Corp.	9,438
3,000	Yaskawa Electric Corp.	24,724
3,000	Yodogawa Steel Works Ltd.	12,230
7,000	Yokogawa Electric Corp.	56,232
6,000	Yokohama Rubber Co. Ltd. (The)	22,600
3	Yoshinoya Holdings Co. Ltd.	3,313
15,000	Yuasa Trading Co. Ltd.	12,668
200	Yusen Air & Sea Service Co. Ltd.	2,686
1,300	Zensho Co. Ltd.	9,402
5,000	Zeon Corp.	24,527
		6,616,090
	Liechtenstein - 0.1%
255	Liechtensteinische Landesbank AG	16,471
148	Verwaltungs- und Privat-Bank AG	15,836
		32,307
	Luxembourg - 0.2%
14,113	Colt Telecom Group SA*	27,824
4,189	GAGFAH SA	37,997
		65,821
	Netherlands - 3.8%
3,130	Aalberts Industries NV	45,637
1,271	AMG Advanced Metallurgical Group NV*	14,515
717	Arcadis NV	15,911
1,901	ASM International NV*	43,862
10,140	Brit Insurance Holdings NV	30,131
2,640	CSM	72,856
1,987	Draka Holding NV*	33,762
832	Eurocommercial Properties NV CVA REIT	32,555
481	Exact Holding NV	12,659
973	Fugro NV CVA	57,848
847	Gemalto NV*	33,709
3,197	Heijmans NV CVA*	57,190
1,653	Imtech NV	44,769
3,029	Kardan NV*	18,258
918	Koninklijke Boskalis Westminster NV	32,309
298	Koninklijke Vopak NV*	22,376
4,415	Koninklijke Wessanen NV*	22,706
718	Macintosh Retail Group NV	13,155
2,364	Mediq NV	42,737
1,014	Nieuwe Steen Investments Funds NV REIT	19,815
849	Nutreco Holding NV	45,151
11,588	OCE NV*	139,373
1,117	QIAGEN NV*	24,483
2,197	SBM Offshore NV	42,985
354	Sligro Food Group NV	10,732
204	Smit Internationale NV	17,517
425	Telegraaf Media Groep NV	8,115

669	Ten Cate NV	$17,667
3,806	TomTom NV*	30,924
2,310	USG People NV*	44,191
1,027	Vastned Offices/Industrial NV REIT	17,320
552	Vastned Retail NV REIT	37,269
31,426	Wavin NV	71,322
507	Wereldhave NV REIT	45,780
		1,219,589
	New Zealand - 0.6%
15,579	Air New Zealand Ltd.	14,182
20,748	AMP NZ Office Trust REIT	10,661
18,322	Auckland International Airport Ltd.	24,595
5,959	Contact Energy Ltd.*	24,297
105,895	Fisher & Paykel Appliances Holdings Ltd.*	44,688
14,956	Goodman Property Trust REIT	10,863
21,835	Kiwi Income Property Trust REIT	15,511
12,899	Sky City Entertainment Group Ltd.	29,963
3,839	Sky Network Television Ltd.	12,971
4,398	Vector Ltd.	6,067
4,530	Warehouse Group Ltd. (The)	12,277
		206,075
	Norway - 2.2%
19,000	ABG Sundal Collier Holding ASA	23,969
3,600	Atea ASA	30,379
2,100	Austevoll Seafood ASA*	15,769
2,154	Cermaq ASA*	21,389
26,000	DNO International ASA*	25,099
600	DOF ASA*	3,776
2,000	EDB Business Partner ASA*	7,770
243	Fred Olsen Energy ASA	9,548
645	Golar LNG Ltd.*	7,629
200	Leroy Seafood Group ASA	4,181
69,000	Marine Harvest ASA*	61,947
32,000	Norwegian Property ASA*	72,642
8,819	Petroleum Geo-Services ASA*	110,293
7,207	Prosafe SE	40,600
2,550	Renewable Energy Corp. A/S*	14,861
3,635	Schibsted ASA*	80,081
3,651	Sparebanken 1 SMN	32,235
5,703	Sparebanken 1 SR Bank	49,088
1,429	Stolt-Nielsen SA	21,378
2,300	Subsea 7, Inc.*	38,418
1,640	TGS Nopec Geophysical Co. ASA*	31,451
3,006	Veidekke ASA	25,705
		728,208
	Portugal - 0.4%
4,149	Banif SGPS SA	7,175
2,896	Mota Engil SGPS SA	13,210
4,788	Portucel Empresa Produtora de Pasta e Papel SA	12,646
1,982	SAG GEST-Solucoes Automovel Globais SGPS SA*	3,649
1,306	Semapa-Sociedade de Investimento e Gestao SGPS SA	13,769
7,670	Sonae Industria SGPS SA*	26,387
4,887	Sonaecom SGPS SA*	12,362
18,026	Teixeira Duarte-Engenharia Construcoes SA*	23,514
4,306	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	24,472
		137,184
	Singapore - 2.5%
29,000	Allgreen Properties Ltd.	24,021
26,000	Ascendas REIT	35,486
74,000	CapitaCommercial Trust REIT	55,694
44,000	CapitaMall Trust REIT	52,671
23,000	CDL Hospitality Trusts REIT	29,304
33,000	ComfortDelGro Corp. Ltd.	37,255
12,000	Cosco Corp. Singapore Ltd.	10,671
29,000	First Ship Lease Trust	12,074
45,000	Fortune REIT	18,186
149,240	Golden Agri-Resources Ltd.*	54,956
2,000	Guocoland Ltd.	3,129
3,000	Haw Par Corp. Ltd.	12,045
11,000	Hong Leong Asia Ltd.	28,406
4,000	Hotel Properties Ltd.	5,810
11,000	Indofood Agri Resources Ltd.*	15,851
19,000	Keppel Land Ltd.	44,030
3,000	Kim Eng Holdings Ltd.	4,241
13,000	K-REIT Asia	9,773
40,000	Mapletree Logistics Trust REIT	22,139
4,000	MobileOne Ltd.	5,886
18,300	Olam International Ltd.	30,925
11,000	Parkway Holdings Ltd.*	20,965
11,000	SembCorp Marine Ltd.	25,758
2,000	SIA Engineering Co.	4,747
18,000	Singapore Airport Terminal Services Ltd.	31,657
8,000	Singapore Exchange Ltd.	45,203
3,000	Singapore Land Ltd.	13,656
18,000	Singapore Post Ltd.	12,925
3,000	SMRT Corp. Ltd.	4,056
9,000	StarHub Ltd.	13,883
27,000	STATS ChipPAC Ltd.*	20,242
17,000	UOL Group Ltd.	45,131
8,000	Venture Corp. Ltd.	48,049
17,000	Wing Tai Holdings Ltd.	23,681
		822,506
	Spain - 2.3%
924	Abengoa SA	27,999
618	Almirall SA	8,172
2,602	Antena 3 de Television SA	27,690
788	Banco de Valencia SA	5,996
3,479	Banco Pastor SA	23,174
3,376	Bankinter SA	30,211
1,112	Bolsas y Mercados Espanoles	31,680
585	Campofrio Food Group SA	5,259
628	Cementos Portland Valderrivas SA	18,069
438	Codere SA*	4,241
32	Construcciones y Auxiliar de Ferrocarriles SA	18,235
521	Corp. Financiera Alba	26,159
2,281	Ebro Puleva SA	45,412
3,648	Ercros SA*	7,117
12,631	Ferrovial SA	132,082
1,479	Fluidra SA	6,619
720	Grifols SA	11,003
1,341	Grupo Catalana Occidente SA	30,823
5,193	Grupo Empresarial Ence SA*	21,178
1,368	Indra Sistemas SA	29,768
16,489	La Seda de Barcelona SA, Class B*	3,896
11,451	NH Hoteles SA*	56,644
2,256	Obrascon Huarte Lain SA	53,590
159	Pescanova SA	5,023

8,883	Promotora de Informaciones SA*	$48,351
371	Prosegur Cia de Seguridad SA	16,843
4,513	Realia Business SA*	10,619
3,005	Sol Melia SA	24,719
1,000	SOS Corp. Alimentaria SA*	3,562
266	Tecnicas Reunidas SA	14,347
3,040	Tubos Reunidos SA	9,571
		758,052
	Sweden - 4.0%
729	AarhusKarlshamn AB	16,787
3,508	Alfa Laval AB	47,933
743	Axfood AB	21,622
11,370	Billerud AB*	78,393
640	Cardo AB	19,606
1,446	Castellum AB	13,146
26,416	Eniro AB*	130,340
5,934	Fabege AB	35,230
2,610	Getinge AB, Class B	56,231
1,212	Hakon Invest AB	19,508
4,312	Haldex AB*	25,152
3,723	Hexagon AB, Class B	50,454
1,498	Hufvudstaden AB, Class A	11,064
746	Intrum Justitia AB	9,141
2,746	JM AB*	40,071
3,586	Klovern AB	11,683
5,088	Kungsleden AB	33,752
3,173	Lindab International AB	33,973
3,942	Lundin Petroleum AB*	30,149
2,097	Meda AB, Class A	20,613
2,141	Modern Times Group AB, Class B	98,815
15,321	Niscayah Group AB	31,326
4,490	Nobia AB*	25,562
792	Oresund Investment AB	14,202
5,670	Peab AB	32,788
2,312	Ratos AB, Class B	64,315
1,921	Saab AB, Class B	31,047
1,769	Swedish Match AB	37,281
32,643	Trelleborg AB, Class B*	225,328
1,103	Wallenstam AB, Class B	18,474
		1,283,986
	Switzerland - 3.5%
204	Actelion Ltd.*	10,861
1,108	AFG Arbonia-Forster Holding AG*	25,628
60	Allreal Holding AG	6,993
898	Aryzta AG	35,690
617	Bank Sarasin & Cie AG, Class B*	21,200
44	Banque Cantonale Vaudoise	17,891
29	Barry Callebaut AG*	18,754
215	Basler Kantonalbank	24,782
1	Bell Holding AG	1,538
334	Bobst Group AG*	12,167
255	Bucher Industries AG	30,122
395	Charles Voegele Holding AG	16,329
42	Compagnie Financiere Tradition SA	4,829
175	Daetwyler Holding AG	10,273
354	Dufry Group*	23,130
1,001	EFG International AG	14,440
58	Emmi AG	7,151
248	Ems-Chemie Holding AG	29,218
42	Flughafen Zuerich AG	11,937
106	Forbo Holding AG	35,720
40	Galenica AG	14,630
294	Geberit AG	52,067
216	Georg Fischer AG	58,299
771	Implenia AG*	20,422
58	Kaba Holding AG, Class B	14,609
714	Kudelski SA	17,956
61	Kuoni Reisen Holding AG, Class B	22,838
4	Lindt & Spruengli AG Bearer	8,679
1	Lindt & Spruengli AG Registered	24,854
2,483	Logitech International SA*	42,204
343	Lonza Group AG	24,545
3	Metall Zug AG, Class B	7,273
1,206	Nobel Biocare Holding AG	35,695
873	OC Oerlikon Corp. AG*	24,642
94	Partners Group Holding AG	11,737
504	PSP Swiss Property AG	29,103
238	PubliGroupe SA*	25,824
242	Rieter Holding AG*	64,804
1	Romande Energie Holding SA	1,758
1,412	Schmolz + Bickenbach AG	40,435
23	Sika AG	35,473
366	Sonova Holding AG	45,583
27	St. Galler Kantonalbank AG	12,544
33	Straumann Holding AG	8,808
599	Sulzer AG	50,649
425	Swiss Prime Site AG	24,075
87	Valora Holding AG	20,064
771	Vontobel Holding AG	22,082
		1,120,305
	Taiwan - 0.0%
12,000	Uni-President China Holdings Ltd.	7,261

	United Kingdom - 14.5%
12,197	Aberdeen Asset Management PLC	24,062
1,465	Admiral Group PLC	26,442
2,919	Aggreko PLC	42,047
10,025	ARM Holdings PLC	30,711
5,815	Ashmore Group PLC	20,754
40,111	Ashtead Group PLC	54,649
2,259	Atkins WS PLC	21,444
18,010	Atrium European Real Estate Ltd.	109,944
765	Autonomy Corp. PLC*	18,997
2,445	Babcock International Group	21,886
25,704	BBA Aviation PLC	67,530
9,596	Beazley PLC	16,043
3,899	Bellway PLC	46,049
1,974	Berkeley Group Holdings PLC*	25,149
3,877	Big Yellow Group PLC REIT*	19,450
11,250	Bodycote PLC	31,313
4,379	Bovis Homes Group PLC*	27,746
6,126	Britvic PLC	41,178
3,303	BSS Group PLC	13,339
6,601	Burberry Group PLC	64,593
5,718	Cairn Energy PLC*	29,544
3,231	Capita Group PLC (The)	37,275
9,104	Carillion PLC	43,376
1,605	Carpetright PLC	23,457
226,528	Cattles PLC*	—
3,542	Charter International PLC	39,266
17,837	Chaucer Holdings PLC	12,999
4,041	Close Brothers Group PLC	44,515
1,310	CLS Holdings PLC*	9,416
10,501	Cobham PLC	38,950

10,778	Collins Stewart PLC	$12,604
9,129	Computacenter PLC	43,267
14,924	Cookson Group PLC*	101,415
1,855	Croda International PLC	22,155
4,541	CSR PLC*	32,506
165	Daejan Holdings PLC	7,003
6,677	Dairy Crest Group PLC	36,039
1,063	Dana Petroleum PLC*	17,679
7,260	Davis Service Group PLC	46,801
1,166	De La Rue PLC	18,052
79,925	Debenhams PLC*	85,942
2,705	Derwent London PLC REIT	56,442
39,132	Dimension Data Holdings PLC	48,208
28,802	DS Smith PLC	50,159
16,172	Electrocomponents PLC	45,695
18,593	Elementis PLC	15,165
1,086	Euromoney Institutional Investor PLC	8,152
18,806	F&C Asset Management PLC	20,880
8,867	Fenner PLC	26,362
5,092	Ferrexpo PLC	16,567
7,144	Filtrona PLC	20,152
1,019	Forth Ports PLC	18,145
64,944	Galiform PLC*	91,710
5,259	Galliford Try PLC	26,517
6,021	Game Group PLC	8,858
7,797	Gem Diamonds Ltd.*	29,136
1,643	Go-Ahead Group PLC	35,418
15,210	Grainger PLC	31,547
9,093	Great Portland Estates PLC REIT	40,717
7,095	Greene King PLC	50,347
2,065	Greggs PLC	13,799
4,513	Halfords Group PLC	27,345
5,555	Halma PLC	20,688
30,622	Hays PLC	53,956
3,676	Headlam Group PLC	18,214
6,319	Hiscox Ltd.	34,518
14,363	HMV Group PLC	17,478
1,514	Hochschild Mining PLC	6,523
838	Homeserve PLC	21,758
3,362	Hunting PLC	29,083
3,225	IG Group Holdings PLC	20,775
8,566	IMI PLC	74,574
12,933	Informa PLC	67,938
3,672	Inmarsat PLC	39,968
28,753	Intermediate Capital Group PLC	122,870
8,769	International Personal Finance PLC	30,759
7,860	Interserve PLC	26,535
1,317	Intertek Group PLC	25,409
40,198	Invista Foundation Property Trust Ltd. REIT	27,698
2,186	Jardine Lloyd Thompson Group PLC	16,377
316,601	JJB Sports PLC*	106,883
6,636	John Wood Group PLC	35,924
225,043	Johnston Press PLC*	98,422
45,864	Kcom Group PLC	40,242
1,580	Keller Group PLC	15,705
1,590	Kier Group PLC	24,573
24,192	Laird PLC	47,828
15,962	Marshalls PLC	21,880
29,847	Marston’s PLC	41,868
6,042	Mcbride PLC	21,056
14,996	Meggitt PLC	61,918
8,052	Melrose PLC	21,456
4,145	Michael Page International PLC	25,550
3,227	Millennium & Copthorne Hotels PLC	19,618
10,357	Misys PLC*	35,459
6,293	Mitie Group PLC	22,993
9,740	Morgan Crucible Co.	25,281
1,610	Morgan Sindall PLC	13,804
1,649	Mothercare PLC	16,907
3,710	N Brown Group PLC	13,368
29,173	Northern Foods PLC	28,972
7,371	Northumbrian Water Group PLC	30,394
23,333	Paragon Group of Cos. PLC	51,482
5,421	Pennon Group PLC	44,484
1,704	Petrofac Ltd.	26,174
2,965	Petropavlovsk PLC*	41,981
9,611	Premier Farnell PLC	27,556
1,715	Premier Oil PLC*	28,358
2,878	Provident Financial PLC	43,010
3,028	PZ Cussons PLC	11,882
11,814	Qinetiq Group PLC	25,251
16,867	Redrow PLC*	35,150
13,937	Regus PLC	19,821
5,369	Restaurant Group PLC	17,439
1,056	Robert Wiseman Dairies PLC	8,432
2,859	Savills PLC	14,470
4,936	Serco Group PLC	39,331
4,551	Shaftesbury PLC REIT	27,624
24,619	Shanks Group PLC	49,963
61,270	SIG PLC*	111,729
15,980	Smiths News PLC	30,253
7,275	Southern Cross Healthcare Ltd.*	17,699
2,660	Spectris PLC	32,394
54,294	Speedy Hire PLC	25,130
1,096	Spirax-Sarco Engineering PLC	21,930
12,760	Sports Direct International PLC	19,516
1,543	SSL International PLC	19,167
3,050	St. James’s Place PLC	12,200
3,986	St. Modwen Properties PLC*	11,988
15,387	Stagecoach Group PLC	43,164
7,939	Tullett Prebon PLC	38,822
2,566	Tullow Oil PLC	47,116
9,882	UK Coal PLC*	9,669
559	Ultra Electronics Holdings PLC	11,335
2,298	VT Group PLC	19,665
4,156	Weir Group PLC (The)	51,269
2,934	Wetherspoon (J.D.) PLC*	21,337
3,921	WH Smith PLC	31,251
10,201	Wincanton PLC	36,392
206,912	Woolworths Group PLC*	—
69,880	Workspace Group PLC REIT	24,456
2,223	Xchanging PLC	6,759
10,203	Yule Catto & Co. PLC*	28,475
		4,716,254
	Total Common Stocks and Other Equity Interests (Cost $30,209,242)	32,249,192

	Preferred Stocks - 0.5%
	Germany - 0.5%
719	Draegerwerk AG & Co. KGaA	38,193
130	Dyckerhoff AG	7,941
150	Fuchs Petrolub AG	12,828
1,015	Hugo Boss AG	34,882

2,094	Jungheinrich AG	$43,199
1,280	Sixt AG	31,261
		168,304
	Hong Kong - 0.0%
5,495	Fubon Bank Hong Kong Ltd.*	—

	Total Preferred Stocks (Cost $148,865)	168,304

	Rights - 0.0%
	Hong Kong - 0.0%
882	Kingboard Chemical Holdings Ltd., expiring 12/31/10*	—

	New Zealand - 0.0%
1,145	Auckland International Airport Ltd., expiring 02/19/10*	205

	Total Rights (Cost $0)	205

	Total Investments (Cost $30,358,107)(a)-99.9%	32,417,701
	Other assets less liabilities-0.1%	31,955
	Net Assets-100.0%	$32,449,656

REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $31,130,430. The net unrealized appreciation was $1,287,271 which consisted of aggregate gross unrealized appreciation of $4,584,020 and aggregate gross unrealized depreciation of $3,296,749.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Argentina - 0.0%
4,021	Petrobras Energia SA ADR	$68,518
14,828	Petrobras Energia SA, Class B	24,978
		93,496
	Brazil - 11.5%
165,400	Banco Bradesco SA ADR	2,739,024
8,441	Brasil Telecom SA ADR*	176,501
41,105	Braskem SA ADR*	571,771
36,408	Centrais Eletricas Brasileiras SA ADR	774,762
7,069	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR	471,644
8,920	Cia de Bebidas das Americas ADR	825,635
3,519	Cia de Saneamento Basico do Estado de Sao Paulo ADR	119,822
24,108	Cia Energetica de Minas Gerais SA ADR*	401,880
19,467	Cia Paranaense de Energia ADR	396,154
19,279	Cia Siderurgica Nacional SA ADR	561,405
553	CPFL Energia SA ADR	32,677
18,254	Empresa Brasileira de Aeronautica SA ADR	387,532
60,944	Fibria Celulose SA ADR*	1,114,056
134,314	Gerdau SA ADR	1,806,523
207,700	Itau Unibanco Holding SA ADR	3,979,532
31,369	Petroleo Brasileiro SA ADR	1,272,640
91,798	Petroleo Brasileiro SA Sponsored ADR	3,312,072
36,158	Tele Norte Leste Participacoes SA ADR	644,336
4,503	Telecomunicacoes de Sao Paulo SA ADR	100,777
10,233	Tim Participacoes SA ADR	268,821
97,470	Vale SA ADR	2,513,751
13,652	Vivo Participacoes SA ADR	382,120
		22,853,435
	Chile - 0.6%
2,822	Banco de Chile ADR	155,916
2,298	Banco Santander Chile ADR	142,085
5,973	Empresa Nacional de Electricidad SA ADR	304,324
24,462	Enersis SA ADR	561,648
		1,163,973
	China - 18.9%
538,000	Air China Ltd., H-Shares*	450,302
862,000	Aluminum Corp. of China Ltd., H-Shares*	870,225
268,000	Angang Steel Co. Ltd., H-Shares	467,263
6,885,000	Bank of China Ltd., H-Shares	3,324,631
360,000	Bank of Communications Co. Ltd., H-Shares	365,753
862,000	China CITIC Bank Ltd., H-Shares	580,520
314,000	China Coal Energy Co., H-Shares	481,155
107,000	China Communications Construction Co. Ltd., H-Shares	99,892
1,106,000	China Construction Bank Corp., H-Shares	851,657
603,000	China COSCO Holdings Co. Ltd., H-Shares	719,013
401,000	China Life Insurance Co. Ltd., H-Shares	1,789,187
335,200	China Merchants Bank Co. Ltd.(Sinopec), H-Shares	779,525
6,136,000	China Petroleum & Chemical Corp.,(Sinopec) H-Shares	4,827,639
282,500	China Railway Construction Corp. Ltd., H-Shares	357,949
864,000	China Railway Group Ltd., H-Shares*	626,369
587,000	China Shenhua Energy Co. Ltd., H-Shares	2,524,601
1,314,000	China Shipping Container Lines Co. Ltd., H-Shares*	499,144
144,000	China Shipping Development Co. Ltd., H-Shares	228,074
1,388,000	China Southern Airlines Co. Ltd., H-Shares*	459,336
982,000	China Telecom Corp. Ltd., H-Shares	409,699
492,000	Datang International Power Generation Co. Ltd., H-Shares	210,968
124,000	Dongfeng Motor Group Co. Ltd., H-Shares	162,546
618,000	Huaneng Power International, Inc., H-Shares	349,350
4,477,000	Industrial & Commercial Bank of China, H-Shares	3,286,020
176,000	Jiangxi Copper Co. Ltd., H-Shares	355,359
648,000	Maanshan Iron & Steel Co. Ltd., H-Shares*	392,176
9,204,000	PetroChina Co. Ltd., H-Shares	10,429,596
114,000	PICC Property & Casualty Co. Ltd., H-Shares*	103,784
87,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	685,046
522,000	Shanghai Electric Group Co. Ltd., H-Shares	228,538
758,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares*	266,465
260,000	Yanzhou Coal Mining Co. Ltd., H-Shares	516,927
		37,698,709
	Hungary - 1.0%
38,710	Magyar Telekom Telecommunications PLC	140,550
7,222	MOL Hungarian Oil and Gas Nyrt*	675,733
39,478	OTP Bank PLC*	1,183,958
		2,000,241
	India - 5.6%
17,393	HDFC Bank Ltd. ADR	2,057,592
85,629	ICICI Bank Ltd. ADR	3,020,991
39,943	Infosys Technologies Ltd. ADR	2,073,441
94,555	Sterlite Industries India Ltd. ADR	1,508,152
31,601	Tata Communications Ltd. ADR	423,137
109,534	Tata Motors Ltd. ADR	1,602,483
27,707	Wipro Ltd. ADR	545,551
		11,231,347
	Indonesia - 1.0%
180,199	Astra International Tbk PT	692,851
375,000	Bank Central Asia Tbk PT	200,535
284,500	Bank Mandiri Tbk PT	142,250
617,000	Bank Negara Indonesia Persero Tbk PT	127,359
282,500	Bank Rakyat Indonesia Tbk PT	231,136
131,000	Indosat Tbk PT	78,460
459,000	Telekomunikasi Indonesia Tbk PT	459,000
		1,931,591
	Mexico - 5.4%
66,600	Alfa SAB de CV, Class A	432,941
631,800	America Movil SAB de CV, Series L	1,393,537
97,400	Carso Global Telecom SAB de CV, Series A1*	433,266
1,614,364	Cemex SAB de CV, Series CPO*	1,495,461
86,500	Coca-Cola Femsa SAB de CV, Series L	538,704

172,200	Fomento Economico Mexicano SAB de CV	$731,761
17,400	Grupo Bimbo SAB de CV, Series A	110,362
42,200	Grupo Carso SAB de CV, Series A1	131,715
181,000	Grupo Financiero Banorte SAB de CV, Class O	598,698
21,800	Grupo Financiero Inbursa SA, Class O	67,203
752,187	Grupo Mexico SAB de CV, Series B	1,539,074
134,100	Grupo Modelo SAB de CV, Series C*	667,105
90,700	Grupo Televisa SA, Series CPO	358,656
23,600	Organizacion Soriana SAB de CV, Class B*	55,236
1,213,900	Telefonos de Mexico SAB de CV	991,649
974,300	Telmex Internacional SAB de CV, Class L	866,498
90,100	Wal-Mart de Mexico SAB de CV, Series V	402,668
		10,814,534
	Philippines - 0.0%
1,487	Philippine Long Distance Telephone Co. ADR	83,227

	Russia - 7.2%
181,313	Gazprom OAO ADR	4,462,113
60,242	LUKOIL OAO ADR	3,307,286
90,920	MMC Norilsk Nickel ADR*	1,391,076
11,942	Mobile Telesystems OJSC ADR	570,589
73,636	Rosneft Oil Co. GDR	573,624
33,964	Severstal GDR*	421,153
38,123	Sistema JSFC GDR*	953,075
130,974	Surgutneftegaz ADR	1,110,659
31,274	Tatneft ADR	975,749
99,587	VTB Bank OJSC GDR	499,927
		14,265,251
	South Africa - 6.2%
21,520	ABSA Group Ltd.	382,911
4,342	Anglo Platinum Ltd.*	417,793
5,914	AngloGold Ashanti Ltd.	218,650
16,200	ArcelorMittal South Africa Ltd.	226,306
49,544	Aveng Ltd.	233,110
64,822	Barloworld Ltd.	388,331
35,176	Bidvest Group Ltd.	611,536
331,184	FirstRand Ltd.	818,632
22,142	Gold Fields Ltd.	261,331
38,705	Impala Platinum Holdings Ltd.	1,013,153
41,483	Imperial Holdings Ltd.	440,616
28,065	Investec Ltd.	202,462
125,398	Mondi Ltd.	739,591
47,406	MTN Group Ltd.	687,685
10,505	Naspers Ltd., Class N	375,924
20,072	Nedbank Group Ltd.	324,557
42,810	Remgro Ltd.	510,372
55,674	RMB Holdings Ltd.	227,935
218,342	Sanlam Ltd.	662,116
79,970	Sappi Ltd.*	347,650
25,377	Sasol Ltd.	965,301
93,700	Standard Bank Group Ltd.	1,351,789
159,749	Steinhoff International Holdings Ltd.*	412,447
30,527	Telkom SA Ltd.	134,286
48,804	Vodacom Group (Pty) Ltd.	352,527
		12,307,011
	South Korea - 29.0%
37,849	Hyundai Motor Co.	3,681,461
490,511	Korea Electric Power Corp. ADR*	7,970,804
163,594	KT Corp. ADR*	3,456,741
50,233	LG Corp.*	2,719,738
322,437	LG Display Co. Ltd. ADR*	5,229,928
143,519	POSCO ADR*	16,210,471
4,292	Samsung Electronics Co. Ltd.	2,896,430
161,306	Shinhan Financial Group Co. Ltd. ADR	11,175,280
24,582	SK Energy Co. Ltd.	2,232,323
122,042	SK Telecom Co. Ltd. ADR	2,114,988
		57,688,164
	Taiwan - 10.3%
488,945	Advanced Semiconductor Engineering, Inc. ADR	1,906,885
245,655	AU Optronics Corp. ADR	2,687,466
175,838	Chunghwa Telecom Co. Ltd. ADR	3,337,405
178,738	Siliconware Precision Industries Co. ADR	1,206,481
728,111	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,397,608
1,134,933	United Microelectronics Corp. ADR*	3,983,615
		20,519,460
	Thailand - 1.2%
39,300	Advanced Info. Service PCL	98,265
49,700	Bangkok Bank PCL	168,437
1,506,000	IRPC PCL	197,806
58,400	Kasikornbank PCL	154,818
339,900	Krung Thai Bank PCL	98,299
553,900	PTT Aromatics & Refining PCL	410,482
52,400	PTT Chemical PCL	133,782
38,500	PTT Exploration & Production PCL	153,095
61,300	PTT PCL	411,806
30,300	Siam Cement PCL	202,639
66,100	Siam Commercial Bank PCL	158,803
100,700	Thai Oil PCL	123,619
		2,311,851
	Turkey - 2.0%
61,926	Akbank TAS	365,799
69,856	Arcelik AS*	281,347
295,295	Dogan Sirketler Grubu Holdings	218,040
10,887	Enka Insaat ve Sanayi AS	51,521
69,792	Eregli Demir ve Celik Fabrikalari TAS*	223,934
10,829	Ford Otomotiv Sanayi AS	77,051
57,652	Haci Omer Sabanci Holding AS	251,544
209,206	KOC Holding AS*	716,194
17,422	Tupras Turkiye Petrol Rafine	365,456
9,735	Turkcell Iletisim Hizmet AS	71,881
80,820	Turkiye Garanti Bankasi AS	344,492
35,323	Turkiye Halk Bankasi AS	244,220
76,625	Turkiye Is Bankasi, Class C	342,041
107,489	Turkiye Vakiflar Bankasi TAO, Class T-D*	288,610
39,232	Yapi ve Kredi Bankasi AS*	95,858
		3,937,988
	Total Investments (Cost $160,163,563)(a)-99.9%	198,900,278
	Other assets less liabilities-0.1%	214,285
	Net Assets-100.0%	$199,114,563

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $177,323,561. The net unrealized appreciation was $21,576,717 which consisted of aggregate gross unrealized appreciation of $40,825,756 and aggregate gross unrealized depreciation of $19,249,039.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Europe Portfolio

January 31, 2010 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests - 99.1%
	Austria - 1.0%
1,389	Erste Group Bank AG	$52,566
4,295	Immoeast AG*	20,902
5,190	Immofinanz AG*	17,136
50	Oesterreichische Post AG	1,357
388	OMV AG	15,320
159	Raiffeisen International Bank Holding AG	7,887
168	Strabag SE	4,566
609	Telekom Austria AG	8,421
49	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	2,045
70	Vienna Insurance Group	3,362
650	Voestalpine AG	22,814
745	Wienerberger AG*	13,967
		170,343
	Belgium - 2.5%
1,586	Agfa Gevaert NV*	11,491
520	Anheuser-Busch InBev NV	26,014
209	Belgacom SA	7,625
10	Colruyt SA	2,442
59	Compagnie Nationale a Portefeuille	2,956
219	Delhaize Group	17,210
7,338	Dexia SA*	45,481
18	D’ieteren SA	7,751
44,888	Fortis*	158,412
150	Groupe Bruxelles Lambert SA	13,737
210	KBC Ancora*	4,905
1,784	KBC Groep NV*	76,994
21	Mobistar SA	1,324
31	Sofina SA	2,789
109	Solvay SA	10,830
191	UCB SA	8,560
340	Umicore	10,505
		409,026
	Bermuda - 0.0%
50	Frontline Ltd.	1,510
100	Seadrill Ltd.	2,281
		3,791
	Denmark - 1.1%
1	A P Moller - Maersk A/S, Class A	7,506
3	A P Moller - Maersk A/S, Class B	23,468
190	Carlsberg A/S, Class B	14,205
108	Danisco A/S	7,543
4,487	Danske Bank A/S*	106,838
278	Novo Nordisk A/S, Class B	18,855
40	Trygvesta AS	2,443
89	Vestas Wind Systems A/S*	4,693
		185,551
	Finland - 1.9%
370	Elisa Oyj	8,088
627	Fortum Oyj	15,951
341	Kesko Oyj, Class B	10,994
168	Kone Oyj, Class B	6,783
668	Metso Oyj	22,475
9,244	M-real Oyj, Class B*	21,989
419	Neste Oil Oyj	6,872
6,323	Nokia Oyj	86,981
439	Outokumpu Oyj	7,943
648	Pohjola Bank PLC	6,656
291	Rautaruukki Oyj	5,972
1,287	Sampo Oyj, Class A	31,166
130	Sanoma Oyj	2,885
4,420	Stora Enso Oyj, Class R*	27,208
2,326	UPM-Kymmene Oyj	25,573
191	Wartsila Oyj	9,012
539	YIT Oyj	11,980
		308,528
	France - 15.0%
251	Accor SA	12,695
38	Aeroports de Paris	2,968
1,127	Air France-KLM*	18,410
251	Air Liquide SA	26,688
13,051	Alcatel-Lucent*	44,067
230	Alstom SA	15,395
380	Arkema SA	14,542
181	Atos Origin SA*	8,439
11,915	AXA SA	245,950
3,537	BNP Paribas	253,301
661	Bouygues SA	32,623
278	Cap Gemini	12,375
1,631	Carrefour SA	79,773
108	Casino Guichard Perrachon SA	8,884
160	Christian Dior SA	16,202
29	Ciments Francais SA	2,847
140	CNP Assurances	12,424
1,733	Compagnie de Saint-Gobain	82,992
378	Compagnie Generale de Geophysique-Veritas*	9,268
371	Compagnie Generale des Etablissements Michelin, Class B	28,801
2,961	Credit Agricole SA	46,532
570	DANONE SA	32,675
179	Eiffage SA	9,361
338	Electricite de France	18,214
12	Eramet	3,622
148	Essilor International SA	8,631
18	Esso SA Francaise	2,390
58	Euler Hermes SA	4,708
140	Eurazeo	10,156
81	Eutelsat Communications	2,621
687	Faurecia*	14,479
78	Fonciere des Regions REIT	7,771
3,612	France Telecom SA	83,019
950	GDF Suez	36,010
61	Gecina SA REIT	6,061
31	Hermes International	4,278
78	Imerys SA	4,324
101	JC Decaux SA*	2,603
98	Klepierre REIT	3,660
671	Lafarge SA	49,760
368	Lagardere SCA	14,295
170	Legrand SA	4,917

239	L’Oreal SA	$25,263
359	LVMH Moet Hennessy Louis Vuitton SA	39,212
181	M6-Metropole Television	4,819
5,057	Natixis*	23,375
120	Nexans SA	9,618
100	Nexity	3,646
200	PagesJaunes Groupe	2,163
272	Pernod-Ricard SA	21,934
271	PPR	33,130
2,052	PSA Peugeot Citroen*	66,778
190	Publicis Groupe SA	7,836
300	Rallye SA	10,586
2,379	Renault SA*	111,958
461	Rexel SA*	6,520
987	Rhodia SA*	17,564
28	SA des Ciments Vicat	2,071
428	Safran SA	8,380
1,168	Sanofi-Aventis SA	86,582
378	Schneider Electric SA	39,093
281	SCOR SE	6,526
299	Sequana*	3,297
11	Societe des Autoroutes Paris-Rhin-Rhone*	808
39	Societe Fonciere Financiere et de Participations	2,273
2,442	Societe Generale	141,639
461	Societe Television Francaise 1	7,969
171	Sodexo	9,390
2,206	STMicroelectronics NV	18,110
800	Suez Environnement Co.	18,179
5,606	Technicolor*	7,421
191	Technip SA	13,089
118	Thales SA	5,361
3,815	Total SA	221,030
129	Unibail-Rodamco SE REIT	28,022
677	Valeo SA*	22,293
108	Vallourec SA	18,623
1,309	Veolia Environnement	43,086
778	Vinci SA	41,654
2,180	Vivendi	56,818
101	Wendel	5,499
		2,490,346
	Germany - 12.6%
290	Adidas AG	14,818
1,644	Allianz SE	182,486
11	Axel Springer AG	1,161
2,234	BASF SE	127,408
850	Bayer AG	58,242
1,227	Bayerische Motoren Werke (BMW) AG	52,567
99	BayWa AG	3,708
49	Beiersdorf AG	2,872
99	Bilfinger Berger AG	7,182
328	Celesio AG	9,588
10,256	Commerzbank AG*	79,487
5,899	Daimler AG	272,058
3,550	Deutsche Bank AG	217,093
160	Deutsche Boerse AG	10,514
988	Deutsche Lufthansa AG	15,885
3,650	Deutsche Post AG	63,779
449	Deutsche Postbank AG*	13,698
7,703	Deutsche Telekom AG	99,985
4,164	E.ON AG	153,564
60	Fraport AG	3,056
169	Fresenius Medical Care AG & Co. KGaA	8,587
21	Fresenius SE	1,290
339	GEA Group AG	6,932
28	Generali Deutschland Holding AG	2,887
121	Hannover Rueckversicherung AG*	5,601
746	HeidelbergCement AG	45,163
709	Heidelberger Druckmaschinen AG*	5,074
131	Henkel AG & Co. KGaA	5,736
240	Hochtief AG	17,909
20,377	Infineon Technologies AG*	112,727
70	K+S AG	3,945
200	Kloeckner & Co. SE*	4,737
381	Lanxess AG	14,476
189	Linde AG	20,781
329	MAN SE	22,055
171	Merck KGaA	15,279
650	Metro AG	35,707
411	Muenchener Rueckversicherungs- Gesellschaft AG	61,700
30	Rheinmetall AG	1,916
640	RWE AG	56,922
109	Salzgitter AG	9,670
488	SAP AG	22,346
1,477	Siemens AG	132,028
138	Suedzucker AG	3,205
1,734	ThyssenKrupp AG	54,957
289	Tognum AG	5,047
2,453	TUI AG*	22,734
31	Volkswagen AG	2,715
28	Wacker Chemie AG	3,674
		2,094,951
	Greece - 0.6%
2,166	Alpha Bank AE*	20,841
178	Coca-Cola Hellenic Bottling Co. SA	4,090
1,517	EFG Eurobank Ergasias SA*	12,957
284	Hellenic Petroleum SA	3,515
525	Hellenic Telecommunications Organization SA	7,211
755	Marfin Investment Group SA*	2,090
1,534	National Bank of Greece SA*	33,615
194	OPAP SA	4,243
1,238	Piraeus Bank SA*	10,486
233	Public Power Corp. SA*	4,363
		103,411
	Guernsey - 0.1%
9,173	Resolution Ltd.*	11,725

	Ireland - 1.7%
40,819	Allied Irish Banks PLC*	72,027
468	Anglo Irish Bank Corp. Ltd.*	—
1,179	CRH PLC	28,552
69,224	Governor & Co. of the Bank of Ireland (The)*	125,899
8,745	Irish Life & Permanent Group Holdings PLC*	37,329
141	Kerry Group PLC, Class A	4,195
650	Ryanair Holdings PLC*	3,025
1,914	Smurfit Kappa Group PLC*	17,501
		288,528
	Italy - 6.8%
2,365	A2A SpA	4,497
4,100	Assicurazioni Generali SpA	97,740

637	Atlantia SpA	$15,952
420	Autogrill SpA*	5,116
809	Banca Carige SpA	2,081
7,346	Banca Monte dei Paschi di Siena SpA	11,912
1,534	Banca Popolare di Milano Scarl	9,984
5,052	Banco Popolare Societa Cooperativa*	32,036
209	Benetton Group SpA	1,807
289	Buzzi Unicem SpA	4,303
2,045	CIR-Compagnie Industriali Riunite SpA*	4,775
1,614	Edison SpA	2,388
18,892	Enel SpA	101,813
5,443	Eni SpA	126,817
211	ERG SpA	2,853
577	EXOR SpA	9,492
5,351	Fiat SpA*	67,225
759	Finmeccanica SpA	10,546
549	Fondiaria-Sai SpA	8,914
330	Fondiaria-Sai SpA RSP	3,635
967	Hera SpA	2,249
25,492	Intesa Sanpaolo SpA*	97,280
271	Italcementi SpA	3,361
658	Italcementi SpA RSP	4,370
31	Italmobiliare SpA*	1,334
279	Italmobiliare SpA RSP*	8,430
100	Lottomatica SpA	1,984
168	Luxottica Group SpA	4,388
2,026	Mediaset SpA	15,417
860	Mediobanca SpA*	9,423
398	Mediolanum SpA	2,229
1,048	Milano Assicurazioni SpA	2,876
3,187	Parmalat SpA	8,009
23,387	Pirelli & C. SpA*	13,609
2,483	Premafin Finanziaria SpA*	3,625
349	Prysmian SpA	6,350
349	Saipem SpA	11,327
900	Saras SpA	2,526
1,717	Snam Rete Gas SpA	8,099
160	Societa Cattolica di Assicurazioni Scrl*	4,945
42,547	Telecom Italia Media SpA*	5,477
49,369	Telecom Italia SpA	73,999
22,558	Telecom Italia SpA RSP	26,268
1,618	Terna-Rete Elettrica Nationale SpA	6,542
1,606	UBI Banca-Unione di Banche Italiane ScpA	22,099
92,169	UniCredit SpA*	254,799
3,762	Unipol Gruppo Finanziario SpA*	4,566
		1,129,467
	Luxembourg - 0.6%
2,558	ArcelorMittal	99,274
28	RTL Group	1,946
321	SES SA	7,058
		108,278
	Netherlands - 7.3%
11,042	Aegon NV*	66,146
517	Akzo Nobel NV	30,852
371	ASML Holding NV	11,681
170	Corio NV REIT	10,461
928	European Aeronautic Defence and Space Co. NV	18,182
271	Heineken Holding NV	11,424
301	Heineken NV	14,888
81,713	ING Groep NV CVA*	767,117
1,850	Koninklijke Ahold NV	23,305
538	Koninklijke BAM Groep NV	5,289
488	Koninklijke DSM NV	22,801
2,326	Koninklijke KPN NV	38,611
1,369	Koninklijke Philips Electronics NV	41,444
298	Randstad Holding NV*	14,337
349	Reed Elsevier NV	4,225
937	SNS REAAL NV*	5,505
840	TNT NV	24,175
3,122	Unilever NV CVA	95,834
379	Wolters Kluwer NV	7,930
		1,214,207
	Norway - 1.1%
40	Aker ASA, Class A	1,068
129	Aker Solutions ASA	1,730
4,097	DnB NOR ASA*	46,497
6,630	Norsk Hydro ASA*	48,324
1,078	Norske Skogindustrier ASA*	1,795
1,598	Orkla ASA	14,483
1,840	Statoil ASA	41,499
659	Storebrand ASA*	4,630
1,747	Telenor ASA*	22,819
93	Yara International ASA	3,902
		186,747
	Portugal - 0.4%
950	Banco BPI SA	2,652
8,662	Banco Comercial Portugues SA, Class R	9,382
489	Banco Espirito Santo SA	2,853
560	Brisa Auto-Estradas de Portugal SA	5,328
360	CIMPOR-Cimentos de Portugal SGPS SA	3,041
4,125	EDP-Energias de Portugal SA	16,391
329	Galp Energia SGPS SA, Class B	5,259
331	Jeronimo Martins SGPS SA	3,184
1,736	Portugal Telecom SGPS SA	17,960
320	Redes Energeticas Nacionais SA	1,287
4,105	Sonae	5,095
		72,432
	Spain - 4.7%
371	Abertis Infraestructuras SA	7,533
39	Acciona SA	4,713
510	Acerinox SA	9,621
319	ACS Actividades de Construccion y Servicios SA	15,093
9,220	Banco Bilbao Vizcaya Argentaria SA	140,895
2,306	Banco de Sabadell SA	12,322
201	Banco Espanol de Credito SA	2,333
1,874	Banco Popular Espanol SA	14,237
17,247	Banco Santander SA	246,917
1,966	Criteria Caixacorp SA	8,926
158	Enagas	3,283
160	Fomento de Construcciones y Contratas SA	6,171
239	Gamesa Corp. Tecnologica SA	3,477
809	Gas Natural SDG SA	16,108
270	Gestevision Telecinco SA	3,859
617	Iberdrola Renovables SA	2,740
5,985	Iberdrola SA	51,082
4,365	Iberia Lineas Aereas de Espana SA*	13,287
151	Inditex SA	9,529
5,920	Inmobiliaria Colonial SA*	1,348
1,637	Mapfre SA	6,471
39	Red Electrica Corporacion SA	1,960
3,669	Repsol YPF SA	86,893
419	Sacyr Vallehermoso SA*	4,372

4,709	Telefonica SA	$113,087
		786,257
	Sweden - 4.5%
607	Assa Abloy AB, Class B	10,541
638	Atlas Copco AB, Class A	8,705
528	Atlas Copco AB, Class B	6,406
1,576	Boliden AB	21,198
1,561	Electrolux AB, Series B*	37,013
250	Hennes & Mauritz AB, Class B	14,807
288	Holmen AB, Class B	6,939
441	Husqvarna AB, Class A*	2,827
1,298	Husqvarna AB, Class B*	8,889
950	Industrivarden AB, Class A	11,177
418	Industrivarden AB, Class C	4,627
1,379	Investor AB, Class B	24,432
679	Kinnevik Investment AB, Class B	10,138
69	Lundbergforetagen AB, Class B	3,174
978	NCC AB, Class B	14,660
10,646	Nordea Bank AB	98,268
2,262	Sandvik AB	24,738
15,859	SAS AB*	7,761
1,638	Scania AB, Class B	20,254
880	Securitas AB, Class B	8,578
11,615	Skandinaviska Enskilda Banken AB, Class A*	69,232
1,607	Skanska AB, Class B	25,027
1,016	SKF AB, Class B	15,799
668	SSAB AB, Class A	10,867
229	SSAB AB, Class B	3,412
2,605	Svenska Cellulosa AB, Class B	35,322
1,337	Svenska Handelsbanken AB, Class A	35,062
6,929	Swedbank AB, Class A*	60,005
920	Tele2 AB, Class B	13,044
3,999	Telefonaktiebolaget LM Ericsson, Class B	39,004
3,796	TeliaSonera AB	25,699
2,548	Volvo AB, Class A	21,512
5,222	Volvo AB, Class B	44,269
		743,386
	Switzerland - 6.3%
1,578	ABB Ltd.*	28,747
348	Adecco SA	18,868
111	Baloise Holding AG	9,261
11	BKW FMB Energie AG	842
1,586	Clariant AG*	17,516
957	Compagnie Financiere Richemont SA	32,617
2,804	Credit Suisse Group AG	122,052
229	GAM Holding Ltd.	2,638
8	Givaudan SA	6,562
18	Helvetia Holding AG	5,643
668	Holcim Ltd.*	46,028
229	Julius Baer Group Ltd.	7,660
60	Kuehne & Nagel International AG	5,819
2,664	Nestle SA	127,069
2,065	Novartis AG	111,200
68	Panalpina Welttransport Holding AG	4,758
100	Pargesa Holding SA	8,436
467	Petroplus Holdings AG*	7,914
466	Roche Holding AG	78,671
28	Schindler Holding AG	2,108
19	Schindler Holding AG Participant Certificates	1,413
1	SGS SA	1,294
31	Swatch Group AG-Bearer	8,154
78	Swatch Group AG-Registered	3,947
337	Swiss Life Holding AG*	42,656
2,832	Swiss Reinsurance Co. Ltd.	123,194
21	Swisscom AG	7,702
50	Syngenta AG	12,876
19	Synthes, Inc.	2,434
9,260	UBS AG*	121,525
386	Zurich Financial Services AG	82,582
		1,052,186
	United Kingdom - 30.9%
7,377	3i Group PLC	31,017
3,332	Aegis Group PLC	6,354
518	AMEC PLC	6,258
688	Amlin PLC	4,267
2,804	Anglo American PLC*	103,133
637	Antofagasta PLC	8,864
529	Arriva PLC	4,108
730	Associated British Foods PLC	10,280
1,646	AstraZeneca PLC	76,588
14,319	Aviva PLC	87,907
4,175	BAE Systems PLC	23,472
918	Balfour Beatty PLC	3,909
36,435	Barclays PLC	156,103
15,938	Barratt Developments PLC*	30,327
1,574	BG Group PLC	29,007
4,997	BHP Billiton PLC	146,946
51,766	BP PLC	484,157
1,518	Bradford & Bingley PLC*	—
3,566	British Airways PLC*	11,654
1,535	British American Tobacco PLC	50,863
2,783	British Land Co. PLC REIT	19,358
1,066	British Sky Broadcasting Group PLC	9,049
39,637	BT Group PLC	86,714
498	Bunzl PLC	4,961
3,854	Cable & Wireless PLC	8,735
2,152	Cadbury PLC	28,519
1,469	Carnival PLC*	52,942
1,049	Carphone Warehouse Group PLC (The)	3,191
6,197	Centrica PLC	26,669
3,352	Compass Group PLC	22,876
827	Daily Mail & General Trust PLC, Class A	5,940
2,643	Diageo PLC	44,532
1,140	Drax Group PLC	7,477
63,634	DSG International PLC*	31,935
627	easyJet PLC*	3,904
7,377	Enterprise Inns PLC*	13,974
579	Eurasian Natural Resources Corp.	8,336
937	Experian PLC	8,931
1,346	FirstGroup PLC	7,910
1,896	G4S PLC	7,632
12,388	GKN PLC*	22,682
5,782	GlaxoSmithKline PLC	112,804
1,860	Hammerson PLC REIT	11,202
3,317	Henderson Group PLC	6,443
3,601	Home Retail Group PLC	14,657
43,683	HSBC Holdings PLC	468,792
787	ICAP PLC	4,636
927	Imperial Tobacco Group PLC	29,967
81,228	Inchcape PLC*	34,563
1,019	InterContinental Hotels Group PLC	14,609
2,086	International Power PLC	10,676

1,757	Invensys PLC	$8,613
2,223	Investec PLC	15,054
22,617	ITV PLC*	20,331
4,678	J Sainsbury PLC	24,118
480	Johnson Matthey PLC	11,186
1,039	Kazakhmys PLC*	19,993
3,166	Kesa Electricals PLC	6,504
11,481	Kingfisher PLC	38,768
11,068	Ladbrokes PLC	27,713
3,387	Land Securities Group PLC REIT	34,462
45,466	Legal & General Group PLC	54,748
2,376	Liberty International PLC REIT	17,230
191,181	Lloyds Banking Group PLC*	154,073
5,221	Logica PLC	9,759
390	London Stock Exchange Group PLC	3,974
360	Lonmin PLC*	10,323
3,646	Man Group PLC	13,698
4,020	Marks & Spencer Group PLC	22,311
2,552	Mitchells & Butlers PLC*	11,249
3,724	Mondi PLC	21,111
3,323	National Express Group PLC	10,982
3,896	National Grid PLC	39,226
340	Next PLC	10,628
319	Northern Rock PLC*	—
37,992	Old Mutual PLC*	62,789
1,267	Pearson PLC	17,986
1,566	Persimmon PLC*	10,777
23,574	Premier Foods PLC*	12,118
9,055	Prudential PLC	83,135
20,413	Punch Taverns PLC*	27,260
4,091	Rank Group PLC*	5,974
358	Reckitt Benckiser Group PLC	18,604
638	Reed Elsevier PLC	5,091
7,746	Rentokil Initial PLC*	14,273
2,658	Rexam PLC	12,686
2,539	Rio Tinto PLC	124,117
2,818	Rolls-Royce Group PLC*	21,524
191,733	Royal Bank of Scotland Group PLC*	97,655
8,553	Royal Dutch Shell PLC, Class A	236,979
6,550	Royal Dutch Shell PLC, Class B	174,664
5,970	RSA Insurance Group PLC	12,237
1,318	SABMiller PLC	35,930
1,576	Sage Group PLC (The)	5,943
221	Schroders PLC	4,378
108	Schroders PLC NVTG	1,713
1,219	Scottish & Southern Energy PLC	22,775
7,097	Segro PLC REIT	35,338
469	Severn Trent PLC	8,422
368	Shire PLC	7,306
567	Smith & Nephew PLC	5,718
548	Smiths Group PLC	8,719
3,157	Standard Chartered PLC	72,895
7,085	Standard Life PLC	22,101
1,564	Tate & Lyle PLC	9,885
97,288	Taylor Wimpey PLC*	59,906
11,975	Tesco PLC	81,242
2,871	Thomas Cook Group PLC	10,392
3,871	Tomkins PLC	11,611
1,547	Travis Perkins PLC*	18,111
7,597	Trinity Mirror PLC*	18,331
2,853	TUI Travel PLC	11,797
3,161	Unilever PLC	96,357
827	United Business Media Ltd.	5,628
1,977	United Utilities Group PLC	16,903
440	Vedanta Resources PLC	16,918
158,283	Vodafone Group PLC	338,982
559	Whitbread PLC	12,531
2,625	William Hill PLC	8,346
4,095	William Morrison Supermarkets PLC	18,886
2,788	Wolseley PLC*	61,488
3,211	WPP PLC	29,702
6,573	Xstrata PLC*	106,916
60,749	Yell Group PLC*	35,274
		5,134,197
	Total Common Stocks and Other Equity Interests (Cost $18,615,238)	16,493,357

	Preferred Stocks - 0.8%
	Germany - 0.7%
151	Fresenius SE	10,307
378	Henkel AG & Co. KGaA	19,324
468	Porsche Automobil Holding SE	26,569
1,492	ProSiebenSat.1 Media AG	20,140
381	Volkswagen AG	30,930
		107,270
	Italy - 0.1%
1,316	EXOR SpA	12,144
9,274	Unipol Gruppo Finanziario SpA*	7,479
		19,623
	Total Preferred Stocks (Cost $146,280)	126,893

	Warrants - 0.0%
	France - 0.0%
54	Fonciere des Regions, expiring 12/31/10* (Cost $0)	42

	Money Market Fund - 0.1%
13,217	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $13,217)	13,217

	Total Investments (Cost $18,774,735)(a)-100.0%	16,633,509
	Other assets less liabilities-0.0%	6,620
	Net Assets-100.0%	$16,640,129

CVA	Dutch Certificate
NVTG	Non Voting
REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $19,229,733. The net unrealized depreciation was $2,596,224 which consisted of aggregate gross unrealized appreciation of $362,031 and aggregate gross unrealized depreciation of $2,958,255.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Japan Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 24.8%
700	Aisin Seiki Co. Ltd.	$18,501
2,400	Bridgestone Corp.	38,308
3,000	Canon Marketing Japan, Inc.	41,366
3,100	Chofu Seisakusho Co. Ltd.	72,084
2,000	Denso Corp.	58,794
7,000	Fuji Heavy Industries Ltd.*	32,817
26,500	Haseko Corp.*	22,216
4,600	Honda Motor Co. Ltd.	156,031
15,000	Isuzu Motors Ltd.*	31,769
20,000	Mazda Motor Corp.*	54,051
20,000	Mitsubishi Motors Corp.*	27,577
240	Nippon Television Network Corp.	32,801
28,000	Nissan Motor Co. Ltd.*	227,323
11,200	Panasonic Corp.	175,681
7,300	Pioneer Corp.*	28,345
20,000	Sanyo Electric Co. Ltd.*	33,534
7,000	Sharp Corp.	83,702
6,500	Sony Corp.	215,818
2,600	Suzuki Motor Corp.	58,823
10,200	Toyota Motor Corp.	392,676
380	Yamada Denki Co. Ltd.	24,354
		1,826,571
	Consumer Staples - 6.3%
7,900	Aeon Co. Ltd.	78,603
8,000	Ajinomoto Co., Inc.	75,627
19	Japan Tobacco, Inc.	68,535
4,900	Kao Corp.	117,561
3,000	Kirin Holdings Co. Ltd.	45,635
2,000	Seven & I Holdings Co. Ltd.	43,616
4,900	UNY Co. Ltd.	37,403
		466,980
	Energy - 1.7%
12,000	Cosmo Oil Co. Ltd.	26,077
9,000	Nippon Mining Holdings, Inc.	38,817
13,000	Nippon Oil Corp.	60,659
		125,553
	Financials - 16.5%
10,950	Aiful Corp.	19,930
8,000	Bank of Yokohama Ltd. (The)	37,770
10,000	Chuo Mitsui Trust Holdings, Inc.	35,409
4,000	Credit Saison Co. Ltd.	49,595
7,000	Daiwa House Industry Co. Ltd.	73,664
9,000	Daiwa Securities Group, Inc.	44,973
2,000	Hitachi Capital Corp.	26,673
5,000	Mitsubishi Estate Co. Ltd.	80,966
33,885	Mitsubishi UFJ Financial Group, Inc.	174,929
3,000	Mitsui Fudosan Co. Ltd.	50,797
44,500	Mizuho Financial Group, Inc.	85,903
21,300	Nomura Holdings, Inc.	160,710
1,850	ORIX Corp.	138,768
500	Resona Holdings, Inc.	6,227
3,400	Sumitomo Mitsui Financial Group, Inc.	110,077
5,000	Sumitomo Trust & Banking Co. Ltd. (The)	27,742
1,650	T&D Holdings, Inc.	34,090
2,000	Tokio Marine Holdings, Inc.	53,830
1,000	Tokyu Land Corp.	3,761
		1,215,814
	Health Care - 2.2%
500	Alfresa Holdings Corp.	20,545
1,600	Daiichi Sankyo Co. Ltd.	33,216
500	Eisai Co. Ltd.	18,559
500	Suzuken Co. Ltd.	16,657
1,700	Takeda Pharmaceutical Co. Ltd.	74,447
		163,424
	Industrials - 18.5%
10,000	Asahi Glass Co. Ltd.	99,939
1,400	East Japan Railway Co.	93,740
10,000	ITOCHU Corp.	78,098
1,500	JS Group Corp.	26,458
3,900	JTEKT Corp.	44,354
9,000	Kajima Corp.	18,763
3,900	Komatsu Ltd.	78,297
5,000	Kubota Corp.	44,840
7,000	Marubeni Corp.	40,693
5,700	Mitsubishi Corp.	137,509
9,000	Mitsubishi Electric Corp.*	70,189
12,000	Mitsubishi Heavy Industries Ltd.	41,829
6,800	Mitsui & Co. Ltd.	99,913
10,000	Mitsui OSK Lines Ltd.	62,435
22,000	Nagoya Railroad Co. Ltd.	64,552
14,000	Nippon Express Co. Ltd.	58,684
38,300	Sojitz Corp.	70,132
4,800	Sumitomo Corp.	53,954
5,800	Sumitomo Electric Industries Ltd.	76,071
7,000	Toppan Printing Co. Ltd.	61,001
2,600	Toyota Tsusho Corp.	39,636
		1,361,087
	Information Technology - 12.6%
4,200	Canon, Inc.	163,775
1,900	Elpida Memory, Inc.*	33,555
1,900	FUJIFILM Holdings Corp.	60,633
21,000	Fujitsu Ltd.	128,796
40,000	Hitachi Ltd.*	137,223
700	Kyocera Corp.	63,317
500	Murata Manufacturing Co. Ltd.	27,384
27,000	NEC Corp.*	69,693
1,400	Omron Corp.	27,782
3,200	Seiko Epson Corp.	52,736
30,000	Toshiba Corp.*	164,470
		929,364
	Materials - 8.6%
14,000	Asahi Kasei Corp.	69,494
5,000	Hitachi Metals Ltd.	48,315
2,100	JFE Holdings, Inc.	73,200
1,300	JSR Corp.	25,568
19,000	Kobe Steel Ltd.*	33,953
14,500	Mitsubishi Chemical Holdings Corp.	60,300
11,000	Mitsui Chemicals, Inc.	29,364
1,000	Nippon Paper Group, Inc.	25,978
17,000	Nippon Steel Corp.	61,695
11,000	OJI Paper Co. Ltd.	46,109
14,000	Sumitomo Chemical Co. Ltd.	62,854
10,000	Sumitomo Metal Industries Ltd.	27,467

9,000	Teijin Ltd.	$27,202
2,800	Toyo Seikan Kaisha Ltd.	39,195
		630,694
	Telecommunication Services - 4.1%
19	KDDI Corp.	99,867
2,800	Nippon Telegraph & Telephone Corp.	117,677
29	NTT DoCoMo, Inc.	43,282
1,500	Softbank Corp.	38,073
		298,899
	Utilities - 4.7%
1,500	Chubu Electric Power Co., Inc.	37,941
6,000	Chugoku Electric Power Co., Inc. (The)	117,478
2,800	Kansai Electric Power Co., Inc. (The)	63,595
2,100	Kyushu Electric Power Co., Inc.	45,380
5,000	Toho Gas Co. Ltd.	26,143
2,200	Tokyo Electric Power Co., Inc. (The)	59,092
		349,629
	Total Common Stocks (Cost $7,607,391)	7,368,015

	Money Market Fund - 0.0%
2,757	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,757)	2,757

	Total Investments (Cost $7,610,148)(a)-100.0%	7,370,772
	Other assets less liabilities-0.0%	10
	Net Assets-100.0%	$7,370,782

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $7,642,540. The net unrealized depreciation was $271,768 which consisted of aggregate gross unrealized appreciation of $507,182 and aggregate gross unrealized depreciation of $778,950.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 2.4%
337,997	Incitec Pivot Ltd.	$1,001,857
46,137	Nufarm Ltd.	416,525
		1,418,382
	Brazil - 3.2%
83,900	Cosan SA Industria e Comercio*	954,937
90,300	Fertilizantes Fosfatados SA*	901,842
		1,856,779
	Canada - 11.6%
33,194	Agrium, Inc.	1,873,568
42,465	Potash Corp. of Saskatchewan, Inc.	4,221,392
78,568	Viterra, Inc.*	702,725
		6,797,685
	Chile - 3.5%
55,660	Sociedad Quimica y Minera de Chile SA, Class B	2,063,053

	China - 1.1%
976,000	China Bluechemical Ltd., H-Shares	633,031

	Denmark - 1.2%
10,090	Danisco A/S	704,674

	Germany - 5.0%
34,893	K+S AG	1,966,309
40,062	Suedzucker AG	930,439
		2,896,748
	Hong Kong - 4.4%
640,960	Chaoda Modern Agriculture Holdings Ltd.	626,252
816,000	China Agri-Industries Holdings Ltd.	1,109,351
1,484,000	Sinofert Holdings Ltd.	859,300
		2,594,903
	Indonesia - 1.4%
333,000	Astra Agro Lestari Tbk PT	841,980

	Israel - 6.9%
184,420	Israel Chemicals Ltd.	2,401,006
1,627	Israel Corp. Ltd. (The)*	1,190,382
92,003	Makhteshim-Agan Industries Ltd.	461,441
		4,052,829
	Malaysia - 7.5%
1,325,800	IOI Corp. Bhd	1,993,831
225,800	Kuala Lumpur Kepong Bhd	1,093,710
67,400	Kulim Malaysia Bhd	142,967
250,600	PPB Group Bhd	1,171,415
		4,401,923
	Netherlands - 0.7%
7,430	Nutreco Holding NV	395,141

	Norway - 4.0%
55,400	Yara International ASA	2,324,503

	Singapore - 9.9%
2,567,760	Golden Agri-Resources Ltd.*	945,545
1,044,000	Wilmar International Ltd.	4,879,280
		5,824,825
	Switzerland - 7.9%
17,909	Syngenta AG	4,611,752

	Taiwan - 1.2%
207,000	Taiwan Fertilizer Co. Ltd.	673,823

	United States - 28.1%
77,042	Archer-Daniels-Midland Co.	2,308,949
28,345	Bunge Ltd.	1,666,403
10,250	CF Industries Holdings, Inc.	951,815
15,794	Corn Products International, Inc.	448,865
17,398	Darling International, Inc.*	135,530
13,447	Fresh Del Monte Produce, Inc.*	273,378
15,876	Intrepid Potash, Inc.*	388,803
58,812	Monsanto Co.	4,462,655
86,414	Mosaic Co. (The)	4,624,013
13,912	Scotts Miracle-Gro Co. (The), Class A	552,306
21,112	Terra Industries, Inc.	667,139
		16,479,856
	Total Common Stocks (Cost $56,819,749)	58,571,887

	Money Market Fund - 0.1%
60,606	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $60,606)	60,606

	Total Investments (Cost $56,880,355)(a)-100.1%	58,632,493
	Liabilities in excess of other assets-(0.1%)	(56,250)
	Net Assets-100.0%	$58,576,243

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $57,508,205. The net unrealized appreciation was $1,124,288 which consisted of aggregate gross unrealized appreciation of $3,219,970 and aggregate gross unrealized depreciation of $2,095,682.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Biotech Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Australia - 7.3%
9,390	CSL Ltd.	$259,326

	Austria - 1.3%
1,454	Intercell AG*	48,319

	Denmark - 0.7%
1,382	Genmab A/S*	25,034

	France - 0.3%
1,465	NicOx SA*	11,411

	Netherlands - 1.1%
2,027	Crucell NV*	39,548

	Spain - 4.0%
6,560	Grifols SA	100,247
6,841	Zeltia SA*	40,523
		140,770
	Switzerland - 4.0%
2,303	Actelion Ltd.*	122,608
295	Basilea Pharmaceutica AG*	19,809
		142,417
	United Kingdom - 0.6%
1,833	Genus PLC	19,938

	United States - 80.8%
1,172	Acorda Therapeutics, Inc.*	32,793
2,708	Alexion Pharmaceuticals, Inc.*	125,570
2,918	Alkermes, Inc.*	31,923
1,285	Alnylam Pharmaceuticals, Inc.*	21,717
4,811	Amgen, Inc.*	281,347
4,346	Amylin Pharmaceuticals, Inc.*	78,141
2,888	Biogen Idec, Inc.*	155,201
3,087	BioMarin Pharmaceutical, Inc.*	59,980
2,519	Celera Corp.*	16,953
4,889	Celgene Corp.*	277,597
16,661	Cell Therapeutics, Inc.*	18,494
2,298	Cephalon, Inc.*	146,704
1,790	Cepheid, Inc.*	26,295
1,778	Cubist Pharmaceuticals, Inc.*	36,431
4,009	Dendreon Corp.*	111,049
5,347	Genzyme Corp.*	290,128
2,803	Geron Corp.*	15,164
5,887	Gilead Sciences, Inc.*	284,165
2,762	Halozyme Therapeutics, Inc.*	14,970
4,872	Human Genome Sciences, Inc.*	128,962
3,648	Incyte Corp.*	38,961
3,027	Isis Pharmaceuticals, Inc.*	33,781
1,023	Martek Biosciences Corp.*	22,035
1,030	Medivation, Inc.*	34,289
2,953	Myriad Genetics, Inc.*	69,396
1,900	Onyx Pharmaceuticals, Inc.*	54,644
1,786	OSI Pharmaceuticals, Inc.*	61,117
3,679	PDL BioPharma, Inc.	23,546
2,469	Regeneron Pharmaceuticals, Inc.*	65,824
2,030	Savient Pharmaceuticals, Inc.*	26,045
3,073	Seattle Genetics, Inc.*	31,713
1,946	Theravance, Inc.*	21,348
1,637	United Therapeutics Corp.*	97,516
3,492	Vertex Pharmaceuticals, Inc.*	134,093
		2,867,892
	Total Investments (Cost $3,669,798)(a)-100.1%	3,554,655
	Liabilities in excess of other assets-(0.1%)	(3,987)
	Net Assets-100.0%	$3,550,668

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $3,735,196. The net unrealized depreciation was $180,541 which consisted of aggregate gross unrealized appreciation of $205,936 and aggregate gross unrealized depreciation of $386,477.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests-100.0%
	Australia - 2.1%
3,271,567	Infigen Energy	$3,855,015

	Austria - 1.9%
82,064	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	3,425,055

	Belgium - 2.0%
2,517,232	Hansen Transmissions International NV*	3,589,915

	Bermuda - 2.0%
37,120,000	China WindPower Group Ltd.*	3,608,544

	Brazil - 2.2%
264,100	Cosan SA Industria e Comercio*	3,005,947
103,800	Sao Martinho SA	998,397
		4,004,344
	Canada - 0.4%
153,670	5N Plus, Inc.*	728,328

	Cayman Islands - 1.9%
11,432,000	GCL Poly Energy Holdings Ltd.	2,680,364
1,134,000	Neo-Neon Holdings Ltd.	815,955
		3,496,319
	China - 10.4%
339,700	BYD Co. Ltd., H-Shares*	2,459,059
1,703,000	China High Speed Transmission Equipment Group Co. Ltd.	3,379,263
3,131,000	China Longyuan Power Group Corp., Class H*	3,870,459
740,838	Gushan Environmental Energy Ltd. ADR	940,864
148,976	JA Solar Holdings Co. Ltd. ADR*	640,597
450,653	LDK Solar Co. Ltd. ADR*	2,807,568
188,785	Suntech Power Holdings Co. Ltd. ADR*	2,550,486
194,608	Yingli Green Energy Holding Co. Ltd. ADR*	2,436,492
		19,084,788
	Denmark - 5.5%
33,759	Novozymes A/S, Class B	3,465,297
25,988	Rockwool International A/S, Class B	2,983,188
70,107	Vestas Wind Systems A/S*	3,696,402
		10,144,887
	Finland - 1.9%
134,251	Fortum Oyj	3,415,318

	France - 5.2%
78,506	EDF Energies Nouvelles SA	3,932,127
62,124	Saft Groupe SA	2,670,626
88,366	Sechilienne-Sidec	2,996,398
		9,599,151
	Germany - 9.7%
50,073	Centrotherm Photovoltaics AG*	2,795,691
273,896	Nordex AG*	3,691,058
14,402	Phoenix Solar AG	666,548
219,504	Q-Cells SE*	3,005,693
20,101	Roth & Rau AG*	811,985
24,360	SMA Solar Technology AG	2,861,648
17,390	Solar Millennium AG*	768,474
147,072	Solarworld AG	2,477,294
88,047	Solon SE*	760,831
		17,839,222
	Ireland - 1.5%
342,073	Kingspan Group PLC*	2,797,782

	Japan - 6.3%
380,000	GS Yuasa Corp.	2,420,866
443	Japan Wind Development Co. Ltd.	1,152,274
616,000	Meidensha Corp.	2,720,113
36,500	NPC, Inc.	910,126
1,564,000	Sanyo Electric Co. Ltd.*	2,597,153
423,000	Takuma Co. Ltd.*	1,049,427
38,100	Tanaka Chemical Corp.	741,838
		11,591,797
	New Zealand - 1.8%
816,897	Contact Energy Ltd.	3,330,747

	Norway - 1.4%
432,609	Renewable Energy Corp. ASA*	2,521,236

	Philippines - 1.9%
35,250,250	Energy Development Corp.	3,585,840

	Spain - 10.3%
109,529	Abengoa SA	3,318,900
30,813	Acciona SA	3,723,277
425,011	EDP Renovaveis SA*	3,672,032
247,476	Gamesa Corp. Tecnologica SA	3,600,723
868,249	Iberdrola Renovables SA	3,855,924
232,511	Solaria Energia y Medio Ambiente SA*	836,750
		19,007,606
	Switzerland - 1.1%
2,097	Gurit Holding AG	1,101,734
36,019	Meyer Burger Technology AG*	913,750
		2,015,484
	Taiwan - 1.8%
803,000	Epistar Corp.	2,529,952
353,842	Green Energy Technology, Inc.	856,279
		3,386,231
	United Kingdom - 1.3%
74,237	Climate Exchange PLC*	725,054
368,061	eaga PLC	822,519
957,378	PV Crystalox Solar PLC	851,411
		2,398,984
	United States - 27.4%
138,316	A123 Systems, Inc.*	2,210,290
95,383	American Superconductor Corp.*	3,626,462
101,182	Baldor Electric Co.	2,497,172
119,327	Broadwind Energy, Inc.*	678,971
1,125,829	Capstone Turbine Corp.*	1,294,703
196,587	Covanta Holding Corp.*	3,440,272
53,071	Cree, Inc.*	2,967,200
69,806	Echelon Corp.*	592,653
124,471	Ener1, Inc.*	502,863
85,675	Energy Conversion Devices, Inc.*	780,499
26,229	EnerNOC, Inc.*	816,771
23,576	First Solar, Inc.*	2,671,161
33,052	Fuel Systems Solutions, Inc.*	1,177,973
465,989	FuelCell Energy, Inc.*	1,314,089

556,361	GT Solar International, Inc.*	$3,199,076
133,798	International Rectifier Corp.*	2,413,716
42,783	Itron, Inc.*	2,632,866
104,772	Johnson Controls, Inc.	2,915,805
49,810	Maxwell Technologies, Inc.*	727,226
232,466	MEMC Electronic Materials, Inc.*	2,924,422
91,672	Ormat Technologies, Inc.	3,155,350
69,385	Polypore International, Inc.*	931,841
80,434	Power Integrations, Inc.	2,510,345
129,764	SunPower Corp., Class A*	2,645,888
62,560	Universal Display Corp.*	705,051
121,893	Zoltek Cos., Inc.*	1,017,806
		50,350,471
	Total Investments (Cost $198,217,221)(a)-100.0%	183,777,064
	Liabilities in excess of other assets-(0.0%)	(36,000)
	Net Assets-100.0%	$183,741,064

ADR	American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $215,004,563. The net unrealized depreciation was $31,227,499 which consisted of aggregate gross unrealized appreciation of $19,748,036 and aggregate gross unrealized depreciation of $50,975,535.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Coal Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Australia - 18.0%
39,314	Aquila Resources Ltd.*	$298,074
54,755	Centennial Coal Co. Ltd.	177,642
9,244	Coal & Allied Industries Ltd.	661,924
28,121	Energy Resources of Australia Ltd.	523,653
34,662	Extract Resources Ltd.*	243,394
20,873	Felix Resources Ltd.*	1,887
119,156	New Hope Corp. Ltd.	472,367
104,512	Paladin Energy Ltd.*	338,139
27,625	Riversdale Mining Ltd.*	182,931
		2,900,011
	Bermuda - 2.7%
900,000	Mongolia Energy Co. Ltd.*	442,705

	Canada - 9.1%
45,858	Cameco Corp.	1,243,826
69,301	Uranium One, Inc.*	215,285
		1,459,111
	China - 20.1%
564,000	China Coal Energy Co., H-Shares	864,240
269,500	China Shenhua Energy Co. Ltd., H-Shares	1,159,080
77,700	Inner Mongolia Yitai Coal Co., Class B	642,657
288,000	Yanzhou Coal Mining Co. Ltd., H-Shares	572,595
		3,238,572
	Indonesia - 16.2%
3,581,500	Adaro Energy PT	723,961
2,651,500	Bumi Resources Tbk PT	701,868
166,500	Indo Tambangraya Megah PT	559,155
340,000	Tambang Batubara Bukit Asam Tbk PT	625,454
		2,610,438
	Singapore - 1.6%
166,000	Straits Asia Resources Ltd.	255,430

	Thailand - 3.9%
40,000	Banpu PCL	636,240

	United States - 28.5%
5,405	Alliance Resource Partners LP	213,930
17,662	Alpha Natural Resources, Inc.*	717,254
23,954	Arch Coal, Inc.	504,711
24,815	CONSOL Energy, Inc.	1,156,627
12,601	Massey Energy Co.	485,390
13,316	Patriot Coal Corp.*	206,265
29,650	Peabody Energy Corp.	1,248,858
16,569	USEC, Inc.*	66,276
		4,599,311
	Total Common Stocks and Other Equity Interests (Cost $12,942,651)	16,141,818

	Money Market Fund - 0.0%
2,042	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,042)	2,042

	Total Investments (Cost $12,944,693)(a)-100.1%	16,143,860
	Liabilities in excess of other assets-(0.1%)	(11,034)
	Net Assets-100.0%	$16,132,826

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $13,259,244. The net unrealized appreciation was $2,884,616 which consisted of aggregate gross unrealized appreciation of $3,271,892 and aggregate gross unrealized depreciation of $387,276.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests-100.1%
	Australia - 8.2%
14,047	Kingsgate Consolidated Ltd.	$115,022
344,329	Lihir Gold Ltd.	841,601
66,426	Newcrest Mining Ltd.	1,851,737
		2,808,360
	Bermuda - 1.2%
67,409	Aquarius Platinum Ltd.*	397,355

	Canada - 41.4%
22,801	Agnico-Eagle Mines Ltd.	1,156,634
15,849	Alamos Gold, Inc.*	169,572
23,207	Aurizon Mines Ltd.*	85,815
75,333	Barrick Gold Corp.	2,624,459
58,332	Eldorado Gold Corp.*	695,276
16,360	Franco-Nevada Corp.	415,180
20,024	Gammon Gold, Inc.*	173,272
76,683	Goldcorp, Inc.	2,608,158
37,462	Golden Star Resources Ltd.*	103,016
53,670	IAMGOLD Corp.	709,723
11,367	Jaguar Mining, Inc.*	111,910
80,386	Kinross Gold Corp.	1,305,942
9,558	Minefinders Corp.*	88,090
56,502	New Gold, Inc.*	227,493
42,400	Northgate Minerals Corp.*	107,442
26,850	Novagold Resources, Inc.*	141,117
49,010	Osisko Mining Corp.*	360,618
12,745	Pan American Silver Corp.*	269,972
33,634	Red Back Mining, Inc.*	507,272
36,600	Semafo, Inc.*	155,949
10,477	Silver Standard Resources, Inc.*	182,598
49,343	Silver Wheaton Corp.*	683,068
23,611	Silvercorp Metals, Inc.	125,201
107,132	Yamana Gold, Inc.	1,082,883
		14,090,660
	China - 2.5%
213,000	Zhaojin Mining Industry Co. Ltd., H-Shares	380,509
586,000	Zijin Mining Group Co. Ltd., H-Shares	475,683
		856,192
	Mexico - 3.2%
58,100	Industrias Penoles SAB de CV	1,083,355

	Russia - 1.6%
58,354	Polymetal GDR*	545,610

	South Africa - 24.8%
31,265	Anglo Platinum Ltd.*	2,981,979
36,765	AngloGold Ashanti Ltd.	1,331,883
102,912	Gold Fields Ltd.	1,194,143
62,235	Harmony Gold Mining Co. Ltd.	581,022
69,357	Impala Platinum Holdings Ltd.	1,795,507
31,409	Mvelaphanda Resources Ltd.*	210,327
52,583	Northam Platinum Ltd.	342,927
		8,437,788
	United Kingdom - 8.5%
104,787	Fresnillo PLC	1,117,119
20,203	Gem Diamonds Ltd.*	75,496
28,196	Lonmin PLC*	808,544
13,199	Randgold Resources Ltd.	914,428
		2,915,587
	United States - 8.7%
10,028	Coeur d’Alene Mines Corp.*	140,592
59,760	Newmont Mining Corp.	2,561,314
5,956	Royal Gold, Inc.	253,845
		2,955,751
	Total Investments (Cost $34,203,245)(a)-100.1%	34,090,658
	Liabilities in excess of other assets-(0.1%)	(27,881)
	Net Assets-100.0%	$34,062,777

GDR	Global Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $34,413,641. The net unrealized depreciation was $322,983 which consisted of aggregate gross unrealized appreciation of $1,906,692 and aggregate gross unrealized depreciation of $2,229,675.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests-100.0%
	Australia - 4.4%
28,351	Energy Resources of Australia Ltd.	$525,708
293,669	Paladin Energy Ltd.*	939,639
12,034	Silex Systems Ltd.*	62,699
		1,528,046
	Canada - 8.2%
35,053	Cameco Corp.	950,757
159,744	Denison Mines Corp.*	212,892
279,198	Equinox Minerals Ltd.*	909,261
115,670	Mega Uranium Ltd.*	68,392
69,728	Uex Corp.*	70,022
221,136	Uranium One, Inc.*	686,964
		2,898,288
	France - 9.9%
5,524	Areva SA	2,540,272
16,494	Electricite de France	888,815
531	Sperian Protection	35,781
		3,464,868
	Germany - 5.3%
26,560	E.ON AG	979,507
8,358	RWE AG	743,367
5,135	SGL Carbon SE*	145,308
		1,868,182
	India - 2.2%
24,973	Larsen & Toubro Ltd. GDR	774,473

	Japan - 27.0%
339,000	Hitachi Ltd.*	1,156,150
3,300	Hokkaido Electric Power Co., Inc.	62,498
3,800	Hokuriku Electric Power Co.	81,890
35,000	Japan Steel Works Ltd. (The)	428,140
47,000	JGC Corp.	873,559
29,300	Kansai Electric Power Co., Inc. (The)	663,902
16,300	Kyushu Electric Power Co., Inc.	351,206
260,000	Mitsubishi Heavy Industries Ltd.	902,645
5,400	Shikoku Electric Power Co., Inc.	146,987
76,900	Sumitomo Electric Industries Ltd.	1,000,126
3,000	Taihei Dengyo Kaisha Ltd.	24,733
30,200	Tokyo Electric Power Co., Inc. (The)	810,032
327,000	Toshiba Corp.*	1,778,987
4,000	Toshiba Plant Systems & Services Corp.	48,474
301,000	Toyo Engineering Corp.	956,712
23,400	Yokogawa Electric Corp.	187,977
		9,474,018
	Netherlands - 0.6%
10,768	Chicago Bridge & Iron Co. NV*	218,483

	South Korea - 3.3%
16,528	Doosan Heavy Industries and Construction Co. Ltd.	1,168,626

	Switzerland - 0.1%
328	BKW FMB Energie AG	25,103

	United Kingdom - 1.2%
53,098	Serco Group PLC	423,098

	United States - 37.8%
11,672	AMETEK, Inc.	425,328
5,050	Belden, Inc.	115,291
1,839	CIRCOR International, Inc.	51,952
12,322	Constellation Energy Group, Inc.	397,754
40,769	Duke Energy Corp.	673,912
25,682	Emerson Electric Co.	1,066,830
4,258	Entergy Corp.	324,928
20,988	Exelon Corp.	957,473
5,277	Federal Signal Corp.	34,248
11,129	FirstEnergy Corp.	485,447
6,044	Flowserve Corp.	544,987
22,211	Fluor Corp.	1,007,047
6,589	FPL Group, Inc.	321,280
5,626	General Cable Corp.*	163,717
57,186	General Electric Co.	919,551
5,825	Kirby Corp.*	188,963
1,012	Landauer, Inc.	59,850
24,912	McDermott International, Inc.*	588,421
3,270	Mine Safety Appliances Co.	78,774
5,359	MKS Instruments, Inc.*	88,959
17,407	Parker Hannifin Corp.	973,225
11,706	Progress Energy, Inc.	456,183
33,140	SAIC, Inc.*	607,456
37,586	Shaw Group, Inc. (The)*	1,213,652
5,335	SPX Corp.	290,437
2,045	Team, Inc.*	36,483
22,096	Thermo Fisher Scientific, Inc.*	1,019,730
52,947	USEC, Inc.*	211,788
		13,303,666
	Total Common Stocks and Other Equity Interests (Cost $38,175,848)	35,146,851

	Money Market Fund - 0.0%
6,348	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $6,348)	6,348

	Total Investments (Cost $38,182,196)(a)-100.0%	35,153,199
	Other assets less liabilities-0.0%	8,307
	Net Assets-100.0%	$35,161,506

GDR	Global Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $42,424,498. The net unrealized depreciation was $7,271,299 which consisted of aggregate gross unrealized appreciation of $2,261,437 and aggregate gross unrealized depreciation of $9,532,736.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Progressive Transportation Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests-100.0%
	Brazil - 2.5%
27,900	Log-in Logistica Intermodal SA	$128,214

	Canada - 11.0%
31,426	Bombardier, Inc., Class B	148,650
2,539	Canadian National Railway Co.	126,772
15,346	New Flyer Industries, Inc.	146,187
11,642	Westport Innovations, Inc.*	144,361
		565,970
	Chile - 2.7%
3,770	Sociedad Quimica y Minera de Chile SA ADR	137,153

	China - 4.9%
17,000	BYD Co. Ltd., H-Shares*	124,557
96,000	Dongfeng Motor Group Co. Ltd., H-Shares	125,843
		250,400
	Denmark - 2.8%
18	A P Moller - Maersk A/S, Class B	142,704

	France - 7.5%
1,907	Alstom SA	128,821
1,687	Faiveley SA	136,001
2,794	Saft Groupe SA	120,719
		385,541
	Germany - 5.0%
4,333	SGL Carbon SE*	123,434
1,328	Vossloh AG	136,612
		260,046
	Hong Kong - 3.9%
29,500	Orient Overseas International Ltd.	202,468

	Italy - 5.6%
6,688	Ansaldo STS SpA	130,423
57,460	Piaggio & C. SpA	157,896
		288,319
	Japan - 5.0%
21,000	GS Yuasa Corp.	134,355
17,000	Kinki Sharyo Co. Ltd.	120,953
		255,308
	South Korea - 2.8%
823	LG Chem Ltd.	141,683

	Spain - 2.9%
4,200	Telvent GIT SA	151,284

	Taiwan - 8.0%
49,000	Chinese Maritime Transport Ltd.	127,155
55,400	Giant Manufacturing Co. Ltd.	149,660
90,750	Merida Industry Co. Ltd.	137,349
		414,164
	United Kingdom - 8.3%
7,869	BG Group PLC	146,205
20,796	FirstGroup PLC	123,064
56,352	Stagecoach Group PLC	158,925
		428,194
	United States - 27.1%
11,414	Clean Energy Fuels Corp.*	191,070
2,813	CSX Corp.	120,565
25,321	Ener1, Inc.*	102,297
2,953	Fuel Systems Solutions, Inc.*	105,245
9,025	Maxwell Technologies, Inc.*	131,765
2,598	Norfolk Southern Corp.	122,262
3,486	Overseas Shipholding Group, Inc.	155,510
21,412	Quantum Fuel Systems Technologies Worldwide, Inc.*	15,828
3,484	Reliance Steel & Aluminum Co.	141,938
2,111	Union Pacific Corp.	127,716
5,500	UQM Technologies, Inc.*	26,235
6,028	WABCO Holdings, Inc.	155,824
		1,396,255
	Total Common Stocks and Other Equity Interests (Cost $4,755,905)	5,147,703

	Money Market Fund - 0.0%
1,812	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,812)	1,812

	Total Investments (Cost $4,757,717)(a)-100.0%	5,149,515
	Other assets less liabilities-0.0%	1,013
	Net Assets-100.0%	$5,150,528

ADR	American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $4,806,202. The net unrealized appreciation was $343,313 which consisted of aggregate gross unrealized appreciation of $525,145 and aggregate gross unrealized depreciation of $181,832.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Steel Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Australia - 7.1%
55,229	BlueScope Steel Ltd.	$128,617
94,114	Fortescue Metals Group Ltd.*	378,949
32,496	Mount Gibson Iron Ltd.*	40,582
12,371	Murchison Metals Ltd.*	24,301
41,102	OneSteel Ltd.	113,619
6,077	Sims Metal Management Ltd.	115,593
		801,661
	Austria - 1.6%
5,109	Voestalpine AG	180,940

	Brazil - 9.9%
23,600	Cia Siderurgica Nacional SA	693,599
15,200	Gerdau SA	158,384
9,100	MMX Mineracao e Metalicos SA*	62,242
7,700	Usinas Siderurgicas de Minas Gerais SA	204,247
		1,118,472
	Canada - 0.8%
6,900	Consolidated Thompson Iron Mines Ltd.*	46,561
973	Labrador Iron Ore Royalty Income Fund	42,016
		88,577
	Chile - 1.3%
4,547	CAP SA	145,998

	China - 0.8%
36,000	Angang Steel Co. Ltd., H-Shares	62,767
52,000	Maanshan Iron & Steel Co. Ltd., H-Shares*	31,471
		94,238
	Finland - 1.7%
5,526	Outokumpu Oyj	101,234
4,268	Rautaruukki Oyj	88,391
		189,625
	Germany - 4.9%
1,829	Salzgitter AG	163,236
12,183	ThyssenKrupp AG	389,307
		552,543
	Hong Kong - 0.4%
236,000	Shougang Concord International Enterprises Co. Ltd.	48,623

	Japan - 21.1%
13,000	Daido Steel Co. Ltd.	47,322
11,000	Hitachi Metals Ltd.	106,293
18,500	JFE Holdings, Inc.	644,862
96,000	Kobe Steel Ltd.*	171,552
2,900	Maruichi Steel Tube Ltd.	52,399
203,000	Nippon Steel Corp.	736,716
4,000	Nippon Yakin Kogyo Co. Ltd.	15,002
31,000	Nisshin Steel Co. Ltd.	52,661
146,000	Sumitomo Metal Industries Ltd.	401,015
4,700	Tokyo Steel Manufacturing Co. Ltd.	46,661
2,200	Yamato Kogyo Co. Ltd.	69,309
7,000	Yodogawa Steel Works Ltd.	28,724
		2,372,516
	Luxembourg - 13.6%
22,815	ArcelorMittal	903,308
13,324	Evraz Group SA GDR*	442,357
6,100	Ternium SA ADR*	181,536
		1,527,201
	Russia - 2.2%
12,668	Mechel ADR	250,700

	South Africa - 5.2%
12,209	ArcelorMittal South Africa Ltd.	170,554
9,720	Kumba Iron Ore Ltd.	418,662
		589,216
	South Korea - 9.9%
1,880	Dongkuk Steel Mill Co. Ltd.	37,220
2,440	Hyundai Hysco*	33,289
2,575	Hyundai Steel Co.	189,066
1,852	POSCO	854,463
		1,114,038
	Spain - 1.3%
7,739	Acerinox SA	147,046

	Sweden - 1.1%
7,326	SSAB AB, Class A	120,746

	Taiwan - 4.1%
394,214	China Steel Corp.	401,050
18,000	Feng Hsin Iron & Steel Co.	29,412
29,495	Tung Ho Steel Enterprise Corp.	32,961
		463,423
	Turkey - 1.4%
48,688	Eregli Demir ve Celik Fabrikalari TAS*	156,220

	United States - 11.3%
3,329	AK Steel Holding Corp.	67,712
2,985	Allegheny Technologies, Inc.	121,937
1,341	Carpenter Technology Corp.	35,939
3,985	Cliffs Natural Resources, Inc.	159,201
3,423	Commercial Metals Co.	47,032
9,575	Nucor Corp.	390,660
2,236	Reliance Steel & Aluminum Co.	91,095
860	Schnitzer Steel Industries, Inc., Class A	34,830
6,548	Steel Dynamics, Inc.	99,398
4,363	United States Steel Corp.	193,848
2,406	Worthington Industries, Inc.	34,815
		1,276,467
	Total Investments (Cost $11,212,427)(a)-99.7%	11,238,250
	Other assets less liabilities-0.3%	29,980
	Net Assets-100.0%	$11,268,230

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $11,334,750. The net unrealized depreciation was $96,500 which consisted of aggregate gross unrealized appreciation of $347,083 and aggregate gross unrealized depreciation of $443,583.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks - 99.9%
	Brazil - 1.8%
355,300	Cia de Saneamento Basico Do Estado de Sao Paulo	$5,952,044

	Canada - 5.3%
313,673	GLV, Inc., Class A*	2,714,280
601,255	Stantec, Inc.*	15,190,788
		17,905,068
	Finland - 7.4%
972,207	Kemira Oyj	15,150,054
514,141	Uponor Oyj	9,783,347
		24,933,401
	France - 10.5%
773,521	Suez Environnement Co.	17,577,789
542,814	Veolia Environnement	17,866,696
		35,444,485
	Germany - 3.5%
19,377	KSB AG	11,706,581

	Hong Kong - 1.8%
11,745,909	Guangdong Investment Ltd.	5,975,756

	Italy - 2.0%
630,780	ACEA SpA	6,768,110

	Japan - 11.3%
2,552,000	Ebara Corp.*	10,655,651
437,900	Kurita Water Industries Ltd.	13,501,170
2,184,000	Organo Corp.	13,976,132
		38,132,953
	Malaysia - 1.8%
7,434,700	Puncak Niaga Holding Bhd	6,133,220

	Netherlands - 5.8%
768,270	Arcadis NV	17,048,876
1,101,870	Wavin NV	2,500,728
		19,549,604
	Singapore - 3.9%
5,524,000	Hyflux Ltd.	12,939,547

	Spain - 1.9%
232,784	Sociedad General de Aguas de Barcelona SA, Class A	6,451,051

	Switzerland - 3.3%
63,005	Geberit AG	11,158,206

	United Kingdom - 9.4%
3,663,671	Halma PLC	13,644,207
609,110	Severn Trent PLC	10,938,241
841,006	United Utilities Group PLC	7,190,364
		31,772,812
	United States - 30.2%
296,168	American Water Works Co., Inc.	6,456,462
375,020	Aqua America, Inc.	6,221,582
185,970	Danaher Corp.	13,268,960
207,210	Itron, Inc.*	12,751,703
215,173	ITT Corp.	10,395,008
548,419	Nalco Holding Co.	12,931,720
331,802	Pentair, Inc.	10,133,233
644,486	Tetra Tech, Inc.*	14,591,163
216,322	Valmont Industries, Inc.	15,025,726
		101,775,557
	Total Common Stocks (Cost $334,182,437)	336,598,395

	Money Market Fund - 0.0%
44,841	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $44,841)	44,841

	Total Investments (Cost $334,227,278)(a)-99.9%	336,643,236
	Other assets less liabilities-0.1%	502,046
	Net Assets-100.0%	$337,145,282

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $352,436,885. The net unrealized depreciation was $15,793,649 which consisted of aggregate gross unrealized appreciation of $24,585,039 and aggregate gross unrealized depreciation of $40,378,688.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Wind Energy Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Australia - 4.4%
1,448,877	Infigen Energy	$1,707,268

	Belgium - 3.9%
1,048,426	Hansen Transmissions International NV*	1,495,198

	Bermuda - 3.1%
12,540,000	China WindPower Group Ltd.*	1,219,050

	China - 3.9%
769,000	China High Speed Transmission Equipment Group Co. Ltd.	1,525,927

	Denmark - 9.6%
82,958	Greentech Energy Systems A/S*	323,723
64,638	Vestas Wind Systems A/S*	3,408,048
		3,731,771
	France - 5.3%
34,873	EDF Energies Nouvelles SA	1,746,683
68,750	Theolia SA*	311,912
		2,058,595
	Germany - 12.7%
17,213	E.ON AG	634,798
114,169	Nordex AG*	1,538,556
76,729	Pne Wind AG*	224,695
10,991	Repower Systems AG*	1,936,655
6,947	Siemens AG	620,988
		4,955,692
	Greece - 3.9%
188,411	Terna Energy SA	1,524,454

	Italy - 1.3%
96,721	Enel SpA	521,250

	Japan - 2.7%
253	Japan Wind Development Co. Ltd.	658,071
35,000	Mitsubishi Heavy Industries Ltd.	121,510
939	Mitsui & Co. Ltd. ADR*	274,131
		1,053,712
	Spain - 32.8%
656	Acciona SA	79,267
461,962	EDP Renovaveis SA*	3,991,284
10,890	Endesa SA	332,740
241,265	Fersa Energias Renovables SA	677,478
238,002	Gamesa Corp. Tecnologica SA	3,462,878
947,530	Iberdrola Renovables SA	4,208,013
		12,751,660
	Switzerland - 2.2%
23,822	ABB Ltd. ADR*	429,511
806	Gurit Holding AG	423,461
		852,972
	United Kingdom - 2.2%
52,703	Centrica PLC	226,808
224,191	Clipper Windpower PLC*	551,439
15,699	International Power PLC	80,346
		858,593
	United States - 12.1%
6,880	AES Corp. (The)*	86,894
54,675	American Superconductor Corp.*	2,078,744
183,811	Broadwind Energy, Inc.*	1,045,885
4,232	FPL Group, Inc.	206,352
42,491	General Electric Co.	683,255
4,701	Xcel Energy, Inc.	97,687
59,270	Zoltek Cos., Inc.*	494,905
		4,693,722
	Total Common Stocks (Cost $39,133,691)	38,949,864

	Money Market Fund - 0.0%
13,067	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $13,067)	13,067

	Total Investments (Cost $39,146,758)(a)-100.1%	38,962,931
	Liabilities in excess of other assets-(0.1%)	(26,734)
	Net Assets-100.0%	$38,936,197

ADR	American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $44,278,081. The net unrealized depreciation was $5,315,150 which consisted of aggregate gross unrealized appreciation of $4,139,408 and aggregate gross unrealized depreciation of $9,454,558.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio

January 31, 2010 (Unaudited)

Number of
Shares				Value
	Common Stocks and Other Equity Interests - 99.9%
	Egypt - 23.0%
52,043	Commercial International Bank			$558,988
5,154	Egyptian Co. For Mobile Services			212,844
46,603	Egyptian Financial Group-Hermes Holding			260,260
98,491	Egyptian Kuwaiti Holding Co.			204,025
8,474	ElSwedy Cables Holding Co.			116,548
20,415	Maridive & Oil Services SAE			87,087
17,196	Orascom Construction Industries			809,428
78,541	Orascom Telecom Holding SAE			385,483
88,139	Talaat Moustafa Group*			113,813
60,746	Telecom Egypt			201,921
				2,950,397
	Jordan - 12.9%
72,900	Arab Bank PLC			1,173,279
7,606	Arab Potash Co.			381,872
3,928	Jordan Phosphate Mines			98,417
				1,653,568
	Kuwait - 18.2%
61,000	Agility DGS*			125,266
50,000	Boubyan Bank KSC*			70,806
100,000	Gulf Bank KSC*			100,170
13,500	Gulf Cable & Electrical Industries			68,505
106,580	Kuwait Finance House			397,703
50,000	Kuwait Projects Co. Holding KSC			82,297
257,000	Mobile Telecommunications Co. KSC			795,034
139,000	National Bank of Kuwait			507,433
117,500	National Industries Group Holding*			120,808
12,500	National Mobile Telecommunication Co. KSC			65,949
				2,333,971
	Lebanon - 3.9%
23,250	Solidere, S Shares GDR			500,594

	Morocco - 16.7%
8,707	Banque Centrale Populaire			276,003
27,628	Banque Marocaine DU Commerce Exterieur			885,405
25,190	Douja Promotion Groupe Addoha SA			352,498
34,716	Maroc Telecom			631,891
				2,145,797
	Oman - 4.3%
122,606	Bank Muscat SAOG			288,518
52,267	Oman Telecommunications Co.			170,774
45,871	Renaissance Services SAOG			92,778
				552,070
	Qatar - 2.3%
85,369	Masraf Al Rayan			287,842

	United Arab Emirates - 18.6%
1,138,961	Air Arabia			280,019
1,523,577	DP World Ltd.			745,378
638,602	Dubai Financial Market			266,991
216,774	Dubai Islamic Bank PJSC			119,265
1,192,086	Emaar Properties PJSC*			974,557
				2,386,210
	Total Common Stocks and Other Equity Interests (Cost $12,606,162)			12,810,449

	Rights - 0.1%
	Kuwait - 0.1%
50,000	Boubyan Bank KSC, expiring 2/7/2010			13,016

Principal Amount	Interest Rate		Maturity Date
	Convertible Bond - 0.1%
	Oman- 0.1%
$3,199	Bank Muscat SAOG (Cost $8,310)	7.00%	03/20/14	7,709

Number
of Shares
	Money Market Fund - 0.0%
3,578	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,578)			3,578
	Total Investments (Cost $12,618,050)(a)-100.1%			12,834,752
	Liabilities in excess of other assets-(0.1%)			(7,784)
	Net Assets-100.0%			$12,826,968

GDR	Global Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $17,156,255. The net unrealized depreciation was $4,321,503 which consisted of aggregate gross unrealized appreciation of $1,041,792 and aggregate gross unrealized depreciation of $5,363,295.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Exchange Traded Funds - 100.0%
	Commodity Funds - 0.4%
760	PowerShares DB Gold Fund*(/)	$29,442
300	PowerShares DB Oil Fund*(/)	7,542
		36,984
	Currency Fund - 0.2%
850	PowerShares DB G10 Currency Harvest Fund*(/)	19,559

	Domestic Equity Funds - 38.0%
33,690	PowerShares Dynamic Large Cap Growth Portfolio(=)	459,801
21,880	PowerShares Dynamic Large Cap Portfolio(=)	456,854
19,660	PowerShares Dynamic Large Cap Value Portfolio(=)	321,008
16,800	PowerShares Dynamic Mid Cap Growth Portfolio(=)	270,984
23,530	PowerShares Dynamic Mid Cap Value Portfolio(=)	315,067
6,680	PowerShares Dynamic Small Cap Growth Portfolio(=)	81,429
10,670	PowerShares Dynamic Small Cap Value Portfolio(=)	132,948
35,080	PowerShares FTSE RAFI US 1000 Portfolio(=)	1,621,398
6,336	PowerShares Zacks Micro Cap Portfolio(=)	58,925
5,580	SPDR Dow Jones REIT ETF	258,466
		3,976,880
	Fixed Income Funds - 25.6%
930	iShares Barclays 1-3 Year Treasury Bond Fund	77,757
1,980	iShares Barclays 7-10 Year Treasury Bond Fund	179,586
540	iShares Barclays Credit Bond Fund	55,415
3,215	iShares Barclays MBS Bond Fund	345,484
1,515	iShares Barclays TIPS Bond Fund	159,817
4,680	iShares iBoxx $ Investment Grade Corporate Bond Fund	493,506
30,910	PowerShares 1-30 Laddered Treasury Portfolio(=)	838,279
3,740	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	94,547
4,420	SPDR Barclays Capital High Yield Bond ETF	171,850
4,690	SPDR Barclays Capital International Treasury Bond ETF	262,640
		2,678,881
	International Equity Funds - 35.8%
4,360	iShares MSCI EAFE Index Fund	228,813
5,850	iShares MSCI Emerging Markets Index Fund	223,821
34,390	iShares MSCI Japan Index Fund	338,398
11,090	iShares S&P Europe 350 Index Fund	403,565
2,620	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	115,070
12,820	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	458,187
17,900	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	366,592
2,130	PowerShares FTSE RAFI Japan Portfolio(=)	78,214
4,860	SPDR Dow Jones International Real Estate ETF	162,129
11,960	Vanguard Emerging Markets ETF	457,829
14,150	Vanguard Europe Pacific ETF	457,611
9,925	Vanguard European ETF	450,992
		3,741,221
	Total Exchange Traded Funds (Cost $10,226,349)	10,453,525

	Money Market Fund - 0.0%
3,830	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,830)	3,830

	Total Investments (Cost $10,230,179)(a)-100.0%	10,457,355
	Liabilities in excess of other assets-(0.0%)	(2,314)
	Net Assets-100.0%	$10,455,041

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

* Non-income producing security.

(/) Not considered to be affiliated.

(=) The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings for the investments in the affiliated exchange traded funds for the three months ended January 31, 2010.

	Value 10/31/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/10	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$795,661	$66,553	$(10,195)	$(11,948)	$(1,792)	$838,279	$7,498
PowerShares Dynamic Large Cap Growth Portfolio	1,133,384	70,666	(817,734)	(116,474)	189,959	459,801	3,008
PowerShares Dynamic Large Cap Portfolio	447,952	28,985	(31,021)	17,038	(6,100)	456,854	1,839
PowerShares Dynamic Large Cap Value Portfolio	1,549,604	95,509	(1,449,296)	79,801	45,390	321,008	14,873
PowerShares Dynamic Mid Cap Growth Portfolio	458,073	28,070	(242,970)	32,418	(4,607)	270,984	396
PowerShares Dynamic Mid Cap Value Portfolio	412,858	25,653	(149,969)	(7,488)	34,013	315,067	4,668
PowerShares Dynamic Small Cap Growth Portfolio	166,652	10,670	(115,229)	23,813	(4,477)	81,429	993
PowerShares Dynamic Small Cap Value Portfolio	133,541	8,352	(17,859)	12,438	(3,524)	132,948	252
PowerShares Emerging Markets Sovereign Debt Portfolio	167,340	9,181	(78,135)	(29,371)	25,532	94,547	2,328
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	123,157	11,053	(16,253)	(8,826)	5,939	115,070	3,889
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	379,702	101,888	(4,667)	(18,091)	(645)	458,187	6,366
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	380,470	—	(13,878)	—	366,592	—
PowerShares FTSE RAFI Japan Portfolio	74,598	5,242	(3,459)	1,580	253	78,214	789
PowerShares FTSE RAFI US 1000 Portfolio	—	1,686,570	(4,068)	(61,096)	(8)	1,621,398	—
PowerShares Zacks Micro Cap Portfolio	54,798	3,599	(2,444)	3,816	(844)	58,925	102
Total Investments in Affiliates	5,897,320	2,532,461	(2,943,299)	(96,268)	279,089	5,669,303	47,001

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $10,644,091. The net unrealized depreciation was $186,736 which consisted of aggregate gross unrealized appreciation of $434,854 and aggregate gross unrealized depreciation of $621,590.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Autonomic Balanced NFA Global Asset Portfolio

January 31, 2010 (Unaudited)

Number of
Shares		Value
	Exchange Traded Funds - 100.0%
	Commodity Funds - 0.4%
985	PowerShares DB Gold Fund*(/)	$38,159
390	PowerShares DB Oil Fund*(/)	9,805
		47,964
	Currency Fund - 0.3%
1,350	PowerShares DB G10 Currency Harvest Fund*(/)	31,064

	Domestic Equity Funds - 31.6%
38,860	PowerShares Dynamic Large Cap Growth Portfolio(=)	530,361
22,975	PowerShares Dynamic Large Cap Portfolio(=)	479,718
18,080	PowerShares Dynamic Large Cap Value Portfolio(=)	295,210
15,070	PowerShares Dynamic Mid Cap Growth Portfolio(=)	243,079
24,050	PowerShares Dynamic Mid Cap Value Portfolio(=)	322,029
6,920	PowerShares Dynamic Small Cap Growth Portfolio(=)	84,355
10,360	PowerShares Dynamic Small Cap Value Portfolio(=)	129,086
31,540	PowerShares FTSE RAFI US 1000 Portfolio(=)	1,457,779
5,980	PowerShares Zacks Micro Cap Portfolio(=)	55,614
5,500	SPDR Dow Jones REIT ETF	254,760
		3,851,991
	Fixed Income Funds - 40.8%
4,605	iShares Barclays 1-3 Year Treasury Bond Fund	385,024
6,130	iShares Barclays 7-10 Year Treasury Bond Fund	555,991
4,382	iShares Barclays Credit Bond Fund	449,681
5,310	iShares Barclays MBS Bond Fund	570,613
2,885	iShares Barclays TIPS Bond Fund	304,339
5,410	iShares iBoxx $ Investment Grade Corporate Bond Fund	570,484
38,430	PowerShares 1-30 Laddered Treasury Portfolio(=)	1,042,222
5,080	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	128,422
5,980	SPDR Barclays Capital High Yield Bond ETF	232,502
7,425	SPDR Barclays Capital International Treasury Bond ETF	415,800
10,150	SPDR Barclays Capital Mortgage Backed Bond ETF	271,005
630	Vanguard Short-Term Bond ETF	50,614
		4,976,697
	International Equity Funds - 26.9%
265	iShares MSCI Emerging Markets Index Fund	10,139
50,270	iShares MSCI Japan Index Fund	494,657
9,890	iShares S&P Europe 350 Index Fund	359,897
2,840	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	124,733
10,390	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	371,339
17,350	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	355,328
4,520	SPDR Dow Jones International Real Estate ETF	150,787
13,820	Vanguard Emerging Markets ETF	529,029
11,470	Vanguard Europe Pacific ETF	370,940
11,460	Vanguard European ETF	520,742
		3,287,591
	Total Exchange Traded Funds (Cost $11,764,189)	12,195,307

	Money Market Fund - 0.0%
5,673	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,673)	5,673

	Total Investments (Cost $11,769,862)(a)-100.0%	12,200,980
	Liabilities in excess of other assets-(0.0%)	(2,672)
	Net Assets-100.0%	$12,198,308

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

* Non-income producing security.

(/) Not considered to be affiliated.

(=) The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings for the investments in the affiliated exchange traded funds for the three months ended January 31, 2010.

	Value 10/31/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/10	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$977,273	$94,573	$(11,568)	$(15,957)	$(2,099)	$1,042,222	$9,426
PowerShares Dynamic Large Cap Growth Portfolio	1,236,616	68,574	(855,831)	(128,568)	209,570	530,361	3,450
PowerShares Dynamic Large Cap Portfolio	522,543	29,881	(88,549)	33,817	(17,974)	479,718	2,255
PowerShares Dynamic Large Cap Value Portfolio	1,457,940	82,497	(1,362,837)	(50,682)	168,292	295,210	14,712
PowerShares Dynamic Mid Cap Growth Portfolio	382,522	20,759	(183,458)	(13,394)	36,650	243,079	347
PowerShares Dynamic Mid Cap Value Portfolio	414,719	22,487	(142,645)	(4,804)	32,272	322,029	4,925
PowerShares Dynamic Small Cap Growth Portfolio	98,797	5,267	(29,909)	3,741	6,459	84,355	618
PowerShares Dynamic Small Cap Value Portfolio	122,264	7,061	(8,534)	6,432	1,863	129,086	243
PowerShares Emerging Markets Sovereign Debt Portfolio	280,212	14,646	(159,941)	(47,838)	41,343	128,422	3,815
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	144,726	11,555	(28,622)	(15,043)	12,117	124,733	4,797
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	301,099	89,799	(3,845)	(15,182)	(532)	371,339	5,410
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	368,784	—	(13,456)	—	355,328	—
PowerShares FTSE RAFI US 1000 Portfolio	—	1,514,723	(2,065)	(54,929)	50	1,457,779	—
PowerShares Zacks Micro Cap Portfolio	43,504	10,983	(784)	2,148	(237)	55,614	85
Total Investments in Affiliates	5,982,215	2,341,589	(2,878,588)	(313,715)	487,774	5,619,275	50,083

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $12,380,112. The net unrealized depreciation was $179,132 which consisted of aggregate gross unrealized appreciation of $582,393 and aggregate gross unrealized depreciation of $761,525.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Autonomic Growth NFA Global Asset Portfolio

January 31, 2010 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds - 100.0%
	Commodity Funds - 0.2%
345	PowerShares DB Gold Fund*(/)	$13,365
224	PowerShares DB Oil Fund*(/)	5,632
		18,997
	Currency Fund - 0.1%
471	PowerShares DB G10 Currency Harvest Fund*(/)	10,838

	Domestic Equity Funds - 44.8%
38,280	PowerShares Dynamic Large Cap Growth Portfolio(=)	522,445
21,570	PowerShares Dynamic Large Cap Portfolio(=)	450,382
23,130	PowerShares Dynamic Large Cap Value Portfolio(=)	377,667
18,815	PowerShares Dynamic Mid Cap Growth Portfolio(=)	303,486
26,150	PowerShares Dynamic Mid Cap Value Portfolio(=)	350,148
6,970	PowerShares Dynamic Small Cap Growth Portfolio(=)	84,964
12,210	PowerShares Dynamic Small Cap Value Portfolio(=)	152,137
41,180	PowerShares FTSE RAFI US 1000 Portfolio(=)	1,903,340
7,140	PowerShares Zacks Micro Cap Portfolio(=)	66,402
5,550	SPDR Dow Jones REIT ETF	257,076
		4,468,047
	Fixed Income Funds - 10.3%
1,585	iShares Barclays 20+Year Treasury Bond Fund	146,311
885	iShares Barclays 7-10 Year Treasury Bond Fund	80,269
805	iShares Barclays MBS Bond Fund	86,505
519	iShares Barclays TIPS Bond Fund	54,749
1,450	iShares iBoxx $ Investment Grade Corporate Bond Fund	152,903
9,060	PowerShares 1-30 Laddered Treasury Portfolio(=)	245,707
2,120	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	53,594
2,770	SPDR Barclays Capital High Yield Bond ETF	107,698
1,750	SPDR Barclays Capital International Treasury Bond ETF	98,000
		1,025,736
	International Equity Funds - 44.6%
8,440	iShares MSCI EAFE Index Fund	442,931
11,495	iShares MSCI Emerging Markets Index Fund	439,799
35,330	iShares MSCI Japan Index Fund	347,647
10,560	iShares S&P Europe 350 Index Fund	384,278
2,335	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	102,553
23,040	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	823,450
19,730	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	404,070
570	PowerShares FTSE RAFI Japan Portfolio(=)	20,931
5,100	SPDR Dow Jones International Real Estate ETF	170,136
11,530	Vanguard Emerging Markets ETF	441,368
13,640	Vanguard Europe Pacific ETF	441,118
9,560	Vanguard European ETF	434,406
		4,452,687
	Total Exchange Traded Funds (Cost $9,857,268)	9,976,305

	Money Market Fund - 0.0%
1,656	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,656)	1,656

	Total Investments (Cost $9,858,924)(a)-100.0%	9,977,961
	Liabilities in excess of other assets-(0.0%)	(2,237)
	Net Assets-100.0%	$9,975,724

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

* Non-income producing security.

(/) Not considered to be affiliated.

(=) The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings for the investments in the affiliated exchange traded funds for the three months ended January 31, 2010.

	Value 10/31/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 01/31/10	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$333,301	$607	$(80,808)	$7,047	$(14,440)	$245,707	$2,787
PowerShares Dynamic Large Cap Growth Portfolio	1,576,354	419	(1,163,536)	(135,889)	245,097	522,445	4,181
PowerShares Dynamic Large Cap Portfolio	436,947	8,963	(6,086)	11,332	(774)	450,382	1,796
PowerShares Dynamic Large Cap Value Portfolio	1,427,308	499	(1,161,307)	1,809	109,358	377,667	13,687
PowerShares Dynamic Mid Cap Growth Portfolio	220,570	81,202	(3,354)	6,288	(1,220)	303,486	191
PowerShares Dynamic Mid Cap Value Portfolio	444,019	67	(122,004)	(703)	28,769	350,148	5,016
PowerShares Dynamic Small Cap Growth Portfolio	163,990	417	(98,312)	37,254	(18,385)	84,964	979
PowerShares Dynamic Small Cap Value Portfolio	151,844	411	(10,253)	11,621	(1,486)	152,137	287
PowerShares Emerging Markets Sovereign Debt Portfolio	120,668	26	(64,394)	(16,001)	13,295	53,594	1,598
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	123,382	—	(18,814)	(1,241)	(774)	102,553	3,881
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	811,561	53,304	(11,322)	(29,796)	(297)	823,450	13,598
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	419,771	(416)	(15,297)	12	404,070	—
PowerShares FTSE RAFI Japan Portfolio	6,306	14,671	(293)	241	6	20,931	68
PowerShares FTSE RAFI US 1000 Portfolio	—	1,977,361	(2,360)	(71,718)	57	1,903,340	—
PowerShares Zacks Micro Cap Portfolio	76,718	19	(15,425)	10,619	(5,529)	66,402	143
Total Investments in Affiliates	5,892,968	2,557,737	(2,758,684)	(184,434)	353,689	5,861,276	48,212

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $10,448,711. The net unrealized depreciation was $470,750 which consisted of aggregate gross unrealized appreciation of $443,229 and aggregate gross unrealized depreciation of $913,979.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

January 31, 2010 (Unaudited)

Principal Amount		Value
	United States Government Obligations - 98.3%
	United States Treasury Bonds - 67.8%
$1,771,000	8.875%, 02/15/19	$2,509,840
1,786,000	8.500%, 02/15/20	2,513,795
1,850,000	7.875%, 02/15/21	2,531,031
1,789,000	8.000%, 11/15/21	2,481,958
1,897,000	7.125%, 02/15/23	2,486,849
2,031,000	6.250%, 08/15/23	2,482,264
1,743,000	7.625%, 02/15/25	2,411,332
2,025,000	6.000%, 02/15/26	2,431,900
1,905,000	6.625%, 02/15/27	2,439,591
1,957,000	6.125%, 11/15/27	2,391,211
2,179,000	5.250%, 02/15/29	2,422,778
1,905,000	6.250%, 05/15/30	2,383,633
6,404,000	5.375%, 02/15/31	7,250,532
6,951,000	4.500%, 02/15/36	7,006,393
2,219,000	4.750%, 02/15/37	2,321,631
2,316,000	4.375%, 02/15/38	2,276,920
2,669,000	3.500%, 02/15/39	2,236,958
		50,578,616
	United States Treasury Notes - 30.5%
2,509,000	3.500%, 02/15/10	2,512,617
2,400,000	4.500%, 02/28/11	2,508,002
2,345,000	4.625%, 02/29/12	2,526,740
2,390,000	3.875%, 02/15/13	2,570,557
2,363,000	4.000%, 02/15/14	2,560,164
2,366,000	4.000%, 02/15/15	2,555,836
2,308,000	4.500%, 02/15/16	2,538,620
2,281,000	4.625%, 02/15/17	2,511,062
2,456,000	3.500%, 02/15/18	2,487,277
		22,770,875

	Total Investments (Cost $74,778,605) (a)-98.3%	73,349,491
	Other assets less liabilities-1.7%	1,262,474
	Net Assets - 100.0%	$74,611,965

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $74,819,553. The net unrealized depreciation was $1,470,062 which consisted of aggregate gross unrealized appreciation of $263,957 and aggregate gross unrealized depreciation of $1,734,019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio

January 31, 2010 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 103.1%
	Ad Valorem Property Tax — 41.9%
$200,000	California State Ser. 09	7.350%	11/01/39	$191,836
1,500,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,519,275
1,500,000	Chicago Illinois Ser. 10C	6.207	01/01/36	1,516,260
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,532,895
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	1,696,707
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser 09	4.400	12/01/20	1,614,688
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,009,020
200,000	Delaware State Ser. 09D	5.200	10/01/26	199,764
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	502,170
1,500,000	Detroit Michigan City School District Ser. 09B	7.747	05/01/39	1,589,760
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,038,020
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,040,890
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	206,132
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,028,440
1,000,000	Illinois State Ser. 10	6.630	02/01/35	1,012,970
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	198,754
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	319,997
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,010,840
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,028,410
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/12/28	507,275
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,586,103
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	187,900
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	196,630
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	504,210
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,026,670
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,043,180
200,000	New York City Ser. 09A-2	5.206	10/01/31	186,036
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,020,730
200,000	Northside Texas Independent School District Ser. 09	6.246	08/15/39	198,554
1,000,000	Peoria County Illinois (School District No. 150) Ser. 09D AGC	6.605	12/01/28	1,016,130
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,003,140
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,006,160
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,003,960
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,012,200
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	198,048
				33,953,754
	College Revenue — 10.9%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	498,650
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,008,160
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	532,041
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,149,281
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,016,840
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	505,020
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	245,480

$500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580%	12/01/29	$498,845
500,000	University Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	501,850
200,000	University of Kentucky General Receipts Ser. 09B	4.550	11/01/19	198,280
250,000	University of Michigan (University Rev.) Ser. 10A	5.513	04/01/30	254,660
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	489,975
200,000	University of Texas Ser. 09B	6.276	08/15/41	205,858
1,500,000	Virginia College Building Auth. (Educational Facilities) Rev. Ser. 09F-2	5.625	02/01/28	1,482,450
250,000	Wayne State University Ser. 09B	6.536	11/15/39	247,893
				8,835,283
	Electric Power Revenue — 1.5%
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	200,090
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	523,760
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	506,285
				1,230,135
	Highway Tolls Revenue — 4.1%
200,000	Bay Area Toll Auth. California Toll Bridge Rev. Ser. 09F-2	6.263	04/01/49	200,360
200,000	Florida State Turnpike Auth. Turnpike Rev. Ser. 09B	6.800	07/01/39	208,444
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	615,867
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	200,314
200,000	Metropolitan Washington D.C. Airports Auth. (Dulles Toll Road) Rev. Ser. 09D	7.462	10/01/46	207,500
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	247,430
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	246,867
200,000	South Jersey Transportation Auth. New Jersey Transportation System Rev. Ser. 09A-5	7.000	11/01/38	201,396
1,200,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	1,159,008
				3,287,186
	Hospital Revenue — 4.9%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,018,290
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser.10B	7.000	12/01/35	1,011,250
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	964,110
500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	502,470
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	503,125
				3,999,245
	Hotel Occupancy Tax — 0.2%
200,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	198,930

	Income Tax Revenue — 0.3%
200,000	New York State Dormitory Auth. State (Personal Income Tax) Rev. Ser. 09F	5.292	03/15/25	199,822

	Lease Revenue — 9.2%
500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	503,055
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,009,890
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,003,320
500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	520,505
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	506,920
1,000,000	Menlo Park California Fire Protection District COP Ser. 09B	7.138	08/01/29	996,660
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,011,120
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	509,465
1,500,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	1,380,900
				7,441,835
	Miscellaneous Revenue — 3.4%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	508,095
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	493,785
500,000	Jacksonville Florida Special Rev. Ser. 09C-2	4.990	10/01/21	489,585
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,038,120

$200,000	South Correctional Entity Facilities Public Development Auth. Ser. 09B	6.616%	01/01/39	$199,116
				2,728,701
	Port, Airport & Marina Revenue — 5.4%
1,500,000	Denver Colorado City & County Airport Rev. Ser 09	6.414	11/15/39	1,492,710
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	246,125
2,500,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	2,650,500
				4,389,335
	Sales Tax Revenue — 4.4%
1,000,000	Florida State Department Environmental Protection Preservation Rev. Ser 10B	7.045	07/01/29	1,027,220
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	199,220
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	255,950
2,105,000	Sioux Falls South Dakota Sales Tax Rev. (Recovery Zone Economic Development) Ser. 09B-2	5.750	11/15/27	2,114,178
				3,596,568
	Sewer Revenue — 4.0%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	501,355
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	510,315
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	499,245
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	200,696
500,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	514,605
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,008,370
				3,234,586
	Tax Increment Revenue — 0.6%
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	506,120

	Transit Revenue — 1.9%
500,000	Metropolitan Transportation Auth. New York Transportation Rev. Ser. 10A	6.668	11/15/39	513,820
1,000,000	New Jersey State Transportation Trust Fund Auth System Ser. 10B	6.561	12/15/40	1,033,830
				1,547,650
	Water Revenue — 10.4%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	506,400
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	1,956,460
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,286,025
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	125,516
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	493,125
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	998,850
1,000,000	New York City Municipal Water Financing Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,009,830
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	506,105
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	506,905
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	506,590
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	510,315
				8,406,121
	Total Investments (Cost $82,460,448)(a)— 103.1%			83,555,271
	Liabilities in excess of other assets—(3.1)%			(2,537,620)
	Net Assets—100.0%			$81,017,651

Auth.	- Authority
COP	- Certificate of Participation
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax and financial statement purposes is the same. The net unrealized appreciation was $1,094,823 which consisted of aggregate gross unrealized appreciation of $1,284,086 and aggregate gross unrealized depreciation of $189,263.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

January 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Sovereign Debt Obligations— 98.3%
	Brazil— 4.9%
$5,028,000	Republic of Brazil	7.875%	03/07/15	$5,877,732
12,266,000	Republic of Brazil	10.125	05/15/27	17,724,370
				23,602,102
	Bulgaria— 3.7%
15,306,000	Republic of Bulgaria	8.250	01/15/15	17,640,165

	Chile— 4.0%
17,285,000	Republic of Chile	5.500	01/15/13	19,129,310

	Colombia— 4.3%
2,500,000	Republic of Colombia	7.375	03/18/19	2,806,250
16,809,000	Republic of Colombia	7.375	09/18/37	17,943,608
				20,749,858
	El Salvador— 4.5%
20,279,000	Republic of El Salvador	8.250	04/10/32	21,673,181

	Hungary— 4.0%
18,835,000	Republic of Hungary	4.750	02/03/15	19,053,825

	Indonesia— 5.1%
20,563,000	Republic of Indonesia	8.500	10/12/35	24,521,378

	Mexico— 4.2%
14,542,000	United Mexican States, MTN	8.300	08/15/31	17,668,530
2,150,000	United Mexican States, Series A, MTN	7.500	04/08/33	2,461,750
				20,130,280
	Pakistan— 5.9%
12,757,000	Islamic Republic of Pakistan	7.125	03/31/16	11,001,968
20,673,000	Islamic Republic of Pakistan	6.875	06/01/17	17,261,955
				28,263,923
	Panama— 4.2%
2,170,000	Republic of Panama	7.250	03/15/15	2,473,800
13,993,000	Republic of Panama	8.875	09/30/27	17,911,040
				20,384,840
	Peru— 4.7%
4,500,000	Republic of Peru	7.350	07/21/25	5,051,250
13,854,000	Republic of Peru	8.750	11/21/33	17,594,580
				22,645,830
	Philippines— 4.3%
13,996,000	Republic of Philippines	9.500	02/02/30	18,159,810
2,285,000	Republic of Philippines	7.750	01/14/31	2,530,637
				20,690,447
	Poland— 4.2%
16,712,000	Republic of Poland	5.250	01/15/14	17,889,160
2,000,000	Republic of Poland	6.375	07/15/19	2,155,400
				20,044,560
	Qatar— 3.8%
13,167,000	State of Qatar	9.750	06/15/30	18,367,965

	Russia— 3.9%
13,417,000	Russian Federation	11.000	07/24/18	18,885,769

	South Africa— 3.9%
$16,931,000	Republic of South Africa	6.875%	05/27/19	$18,835,737

	South Korea— 3.8%
17,588,000	Republic of Korea	5.125	12/07/16	18,430,958

	Turkey— 4.7%
2,150,000	Republic of Turkey	8.000	02/14/34	2,445,625
20,328,000	Republic of Turkey	6.875	03/17/36	20,277,180
				22,722,805
	Ukraine— 7.2%
37,022,000	Ukraine Government	7.650	06/11/13	34,804,382

	Uruguay— 4.2%
16,366,000	Republic of Uruguay	9.250	05/17/17	20,252,925

	Venezuela— 4.8%
24,043,000	Republic of Venezuela	13.625	08/15/18	23,321,710

	Vietnam— 4.0%
18,397,000	Socialist Republic of Vietnam	6.875	01/15/16	19,364,333

	Total Investments (Cost $456,574,821)(a)— 98.3%			473,516,283
	Other assets less liabilities—1.7%			8,112,373
	Net Assets—100.0%			$481,628,656

MTN	- Medium-Term Note

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $457,255,371. The net unrealized appreciation was $16,260,912 which consisted of aggregate gross unrealized appreciation of $17,429,708 and aggregate gross unrealized depreciation of $1,168,796.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Corporate Bond Portfolio

January 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Corporate Bonds— 97.9%
	Aerospace/Defense— 4.0%
$3,775,000	BE Aerospace, Inc.	8.500%	07/01/18	$3,963,750
3,897,000	L-3 Communications Corp., Series B	6.375	10/15/15	3,965,198
				7,928,948
	Apparel— 2.1%
4,100,000	Hanesbrands, Inc.	8.000	12/15/16	4,223,000

	Auto Manufacturers— 1.9%
3,700,000	Navistar International Corp.	8.250	11/01/21	3,755,500

	Auto Parts & Equipment— 1.9%
3,486,000	Goodyear Tire & Rubber Co. (The)	10.500	05/15/16	3,799,740

	Beverages— 1.9%
3,791,000	Constellation Brands, Inc.	7.250	09/01/16	3,828,910

	Coal— 2.1%
3,800,000	Peabody Energy Corp.	7.375	11/01/16	4,056,500

	Commercial Services— 1.9%
3,716,000	ARAMARK Corp.	8.500	02/01/15	3,743,870

	Computers— 1.9%
3,608,000	SunGard Data Systems, Inc.	10.250	08/15/15	3,761,340

	Diversified Financial Services— 2.0%
3,890,000	Ford Motor Credit Co. LLC	7.000	10/01/13	3,895,870

	Electric— 5.8%
3,743,000	AES Corp. (The)	8.000	10/15/17	3,789,788
4,934,000	Edison Mission Energy	7.000	05/15/17	3,922,530
3,833,000	NRG Energy, Inc.	7.375	02/01/16	3,823,417
				11,535,735
	Food— 4.0%
4,200,000	Smithfield Foods, Inc.	7.750	07/01/17	3,927,000
3,872,000	SUPERVALU, Inc.	8.000	05/01/16	3,891,360
				7,818,360
	Hand/Machine Tools— 1.9%
3,687,000	Baldor Electric Co.	8.625	02/15/17	3,769,957

	Healthcare - Products— 3.9%
3,698,000	Bausch & Lomb, Inc.	9.875	11/01/15	3,901,390
3,439,000	Biomet, Inc.	11.625	10/15/17	3,800,095
				7,701,485
	Healthcare - Services— 5.8%
3,639,000	Community Health Systems, Inc.	8.875	07/15/15	3,770,914
3,870,000	DaVita, Inc.	7.250	03/15/15	3,894,188
3,649,000	HCA, Inc.	9.250	11/15/16	3,858,817
				11,523,919
	Holding Companies - Diversified— 2.0%
4,052,000	Leucadia National Corp.	7.125	03/15/17	4,011,480

	Household Products/Wares— 2.0%
$3,850,000	Jarden Corp.	7.500%	05/01/17	$3,888,500

	Lodging— 2.0%
4,841,000	MGM Mirage, Inc.	6.625	07/15/15	4,030,132

	Machinery-Construction & Mining— 2.0%
4,016,000	Terex Corp.	8.000	11/15/17	3,855,360

	Media— 3.7%
4,700,000	Clear Channel Communications, Inc.	10.750	08/01/16	3,548,500
3,748,000	DISH DBS Corp.	7.125	02/01/16	3,776,110
				7,324,610
	Mining— 2.0%
3,250,000	Teck Resources Ltd. (Canada)	10.750	05/15/19	3,843,125

	Oil & Gas— 12.2%
4,013,000	Chesapeake Energy Corp.	6.500	08/15/17	3,862,512
3,989,000	Forest Oil Corp.	7.250	06/15/19	4,028,890
3,850,000	Newfield Exploration Co.	7.125	05/15/18	3,917,375
4,734,000	OPTI Canada, Inc. (Canada)	8.250	12/15/14	4,189,590
3,886,000	Plains Exploration & Production Co.	7.750	06/15/15	3,983,150
4,677,000	Sabine Pass LNG LP	7.500	11/30/16	4,156,684
				24,138,201
	Packaging & Containers— 2.0%
3,749,000	Crown Americas LLC	7.750	11/15/15	3,870,843

	Pipelines— 3.9%
4,049,000	Dynegy Holdings, Inc.	8.375	05/01/16	3,674,467
3,879,000	El Paso Corp.	7.000	06/15/17	3,985,308
				7,659,775
	REIT— 1.9%
3,889,000	Host Hotels & Resorts LP, Series Q	6.750	06/01/16	3,820,943

	Retail— 3.8%
3,421,000	Dollar General Corp.	10.625	07/15/15	3,767,376
4,549,000	Rite Aid Corp.	9.500	06/15/17	3,696,063
				7,463,439
	Semiconductors— 1.9%
4,250,000	Freescale Semiconductor, Inc.	8.875	12/15/14	3,803,750

	Software— 1.9%
4,100,000	First Data Corp.	9.875	09/24/15	3,679,750

	Telecommunications— 15.5%
3,830,000	Cincinnati Bell, Inc.	8.250	10/15/17	3,858,725
3,496,000	Crown Castle International Corp.	9.000	01/15/15	3,806,270
3,890,000	Frontier Communications Corp.	9.000	08/15/31	3,870,550
3,644,000	Intelsat Jackson Holdings Ltd. (Bermuda)	11.250	06/15/16	3,889,970
4,200,000	Level 3 Financing, Inc.	8.750	02/15/17	3,811,500
4,280,000	Sprint Nextel Corp.	6.000	12/01/16	3,745,000
3,500,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	9.500	08/15/16	3,727,500
3,666,000	Windstream Corp.	8.625	08/01/16	3,780,562
				30,490,077
	Total Investments (Cost $177,659,198)(a)— 97.9%			193,223,119
	Other assets less liabilities—2.1%			4,152,123
	Net Assets—100.0%			$197,375,242

REIT	- Real Estate Investment Trust

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $177,826,594. The net unrealized appreciation was $15,396,525 which consisted of aggregate gross unrealized appreciation of $16,389,057 and aggregate gross unrealized depreciation of $992,532.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

January 31, 2010 (Unaudited)

Principal		Interest
Amount		Rate	Maturity Date	Value
	Municipal Bonds — 98.7%
	Ad Valorem Property Tax — 31.0%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,374,246
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	503,520
1,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	969,610
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,007,760
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	503,725
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	504,665
500,000	Los Angeles California Community College District Ref. (Election 2001) Ser. 05A AGM	5.000	08/01/25	523,440
505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	511,216
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 (Puerto Rico) AGM	5.000	07/01/31	1,111,022
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	500,000
2,000,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	2,235,840
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	408,772
				10,153,816
	College Revenue — 9.0%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	490,400
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,056,140
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	458,141
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	939,925
				2,944,606
	Electric Power Revenue — 6.7%
800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A AGM	5.000	10/01/31	791,600
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	403,432
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,002,630
				2,197,662
	General Fund — 0.9%
400,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	314,508

	Highway Tolls Revenue — 1.1%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	372,296

	Hospital Revenue — 7.7%
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,016,360
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,022,680
500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C AGM	5.050	08/15/38	488,900
				2,527,940

	Lease Revenue — 13.0%
$2,000,000	El Dorado California Irrigation District COP Ser. 09-A AGC	5.750%	08/01/39	$2,079,260
1,000,000	Los Angeles California Municipal Improvement Corp., Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,031,870
400,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Police Headquarters FAC Ser. 06A NATL RE	4.250	01/01/37	315,948
500,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Ser. 07B-1 NATL RE	4.750	08/01/37	434,415
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	405,360
				4,266,853
	Sales Tax Revenue — 6.2%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,527,675
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	498,540
				2,026,215
	Sewer Revenue — 6.7%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	405,032
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	335,476
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	502,405
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	442,028
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	499,235
				2,184,176
	Special Assessment — 4.9%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,599,885

	Tax Increment Revenue — 1.0%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref. (Merged Area Redevelopment Project) Ser. 06C NATL RE	4.250	08/01/30	315,132

	Water Revenue — 10.5%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,034,010
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	512,650
500,000	Pomona California Public Financing (Water Facilities Project) Ser. 07AY AMBAC	5.000	05/01/47	459,055
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	494,635
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	484,450
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	467,575
				3,452,375
	Total Investments
	(Cost $32,178,080)(a)— 98.7%			32,355,464
	Other assets less liabilities—1.3%			442,037
	Net Assets—100.0%			$32,797,501

Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.

This table, as of January 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Percentage of
Entities	Total Investments
Assured Guaranty Corp.	25.2%
National Public Finance Guarantee Corp.	25.1
Assured Guaranty Municipal Corp.	23.7
American Municipal Bond Assurance Corp.	9.8

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized appreciation was $177,384 which consisted of aggregate gross unrealized appreciation of $822,021 and aggregate gross unrealized depreciation of $644,637.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

January 31, 2010 (Unaudited)

Principal		Interest
Amount		Rate	Maturity Date	Value
	Municipal Bonds — 100.2%
	Ad Valorem Property Tax — 12.9%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$2,014,080
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,180,487
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,253,890
2,000,000	Burleson Texas Independent School District (School Building) Ser. 09 AGC	5.000	08/01/39	2,031,740
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	2,543,820
3,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	2,908,830
10,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	10,139,500
2,000,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	2,014,900
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,569,555
2,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	2,616,775
2,000,000	Frisco Texas Independent School District (School Building) Ser. 09 AGC	5.250	08/15/36	2,105,700
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,530,775
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,886,450
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,069,210
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 (Puerto Rico) AGM	5.250	07/01/30	2,705,092
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 (Puerto Rico) AGM	5.000	07/01/31	505,010
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	921,987
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,000,000
4,100,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	4,583,472
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,562,200
3,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09-A AGC	5.000	08/01/34	3,490,200
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,587,753
				61,221,426
	College Revenue — 14.2%
3,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/26	3,148,140
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,047,600
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,081,340
1,925,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/29	1,948,427
5,000,000	California State University Rev. Systemwide Ser. 09A AGC	5.250	11/01/38	5,054,300
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/27	1,611,525
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	1,602,690
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,596,420
2,840,000	Clark County Nevada Passenger Facility Charge Rev. (Las Vegas McCarran International Airport) Ser. 10A AGC	5.250	07/01/39	2,835,626
3,000,000	Corona-Norco California Unified School District (Election of 2006) Ser. 09C AGM	5.500	08/01/39	3,042,060
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,072,330
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	2,990,940

$1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250%	03/01/30	$988,950
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,482,420
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,436,650
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGC	5.500	08/15/28	8,660,427
3,000,000	Michigan State Building Auth. Rev. (Facilities Program) Ser. 09H AGM	5.000	10/15/26	3,045,870
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	254,108
3,000,000	Palm Beach County Florida School Board COP Ser. 00A AGM	6.250	08/01/25	3,119,460
3,000,000	Pennsylvania State (Tax Anticipation Notes) Ser. 09	1.500	06/30/10	3,015,870
2,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10A (Puerto Rico) AGM	5.000	08/01/40	2,501,950
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,224,560
3,000,000	San Jacinto California Unified School District COP Ref. Ser. 10 AGM	5.375	09/01/40	2,914,410
2,750,000	University Houston (Texas University Rev. Ref-Consolidated) Ser. 08 AGM	5.000	02/15/38	2,832,445
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	447,583
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	1,902,980
				67,859,081
	Electric Power Revenue — 3.9%
500,000	Indiana Municipal Power Agency Power Supply System Rev. Ser. 07A NATL RE	5.000	01/01/37	501,715
5,000,000	Indiana Municipal Power Agency Power Supply System Rev. Ser. 07A NATL RE	5.000	01/01/42	4,936,900
1,400,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	1,365,168
6,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	6,534,480
3,315,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 07A NATL RE	5.000	01/01/42	3,247,540
1,000,000	Paducah Kentucky Electric Plant Board Rev. Ser. 09A AGC	5.250	10/01/35	1,053,430
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,002,630
				18,641,863
	General Fund — 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	393,135

	Highway Tolls Revenue — 7.7%
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	481,215
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,482,347
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,184,120
16,000,000	North Texas Thruway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,031,040
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Sub-Ser. 08C AGC	6.250	06/01/38	8,968,720
1,500,000	Puerto Rico Highway & Transportation Auth. Highway Rev. Ref. Ser. 07CC AGM	5.250	07/01/33	1,576,875
				36,724,317
	Hospital Revenue — 14.8%
500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	533,795
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,646,125
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,016,360

$1,500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C AGM	5.050%	08/15/38	$1,466,700
500,000	Cape Girardeau County Missouri Industrial Development Auth. Health Care Facilities Rev. (St. Francis Medical Center) Ser. 09A	5.500	06/01/34	503,205
500,000	Cape Girardeau County Missouri Industrial Development Auth. Health Care Facilities Rev. (St. Francis Medical Center) Ser. 09A	5.750	06/01/39	512,650
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,199,800
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05-B AMBAC	5.500	04/01/37	2,578,350
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,141,850
3,000,000	Colorado Health Facilities Auth. Rev. (Poudre Valley County Health Facilities Auth.) Ser. 05A AGM	5.200	03/01/31	3,058,590
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	292,671
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,565,353
4,340,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGM	5.250	07/15/45	4,278,025
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	2,937,420
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	1,999,840
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	3,881,928
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,711,169
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,648,400
5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98-B AGM	5.250	01/01/28	5,697,010
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,033,020
500,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	453,085
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,439,900
4,000,000	South Carolina Jobs Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	3,915,360
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,032,940
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser. 06A NATL RE	5.000	08/01/31	1,741,616
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,091,902
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	870,162
				70,247,226
	Lease Revenue — 4.9%
2,000,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	2,076,760
7,000,000	Los Angeles California Municipal Improvement Corp., Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,223,090
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,089,391
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	510,540
1,335,000	Ohio State Higher Educational Facility Rev. (Case Western Reserve University Project) Ser. 06 NATL RE	5.000	12/01/44	1,319,701
2,950,000	Orange County Florida School Board COP Ser. 09A AGC	5.500	08/01/34	3,175,911
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,078,500
2,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,955,280
				23,429,173

	Miscellaneous Revenue — 3.3%
$2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250%	08/15/34	$2,565,950
4,550,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/38	4,635,313
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	867,900
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,090,820
3,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	3,238,110
2,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,236,360
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,115,550
				15,750,003
	Multiple Utility Revenue — 0.7%
2,990,000	Corpus Christi Texas Utility System Rev. Improvement Ser. 09 AGC	5.375	07/15/39	3,122,965

	Port, Airport & Marina Revenue — 7.2%
5,000,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	5,073,850
9,000,000	Clark County Nevada Airport Rev. Sub-Lien Ser. 09-C AGM	5.000	07/01/25	9,244,440
2,000,000	Clark County Nevada Airport Rev. Sub-Lien Ser. 09-C AGM	5.000	07/01/26	2,043,600
1,000,000	Metropolitan Washington DC Airports Auth. System Ser. 09B BHAC	5.000	10/01/29	1,058,860
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 09B AGC	5.125	10/01/41	9,929,500
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,496,350
3,000,000	Sacramento County California Airport System Ser. 08A AGM	5.000	07/01/41	2,943,930
1,500,000	St. Louis Missouri Airport Rev. Lambert - St. Louis International Airport Ser. 05 NATL RE	5.500	07/01/31	1,571,535
				34,362,065
	Recreational Revenue — 2.1%
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,227,700
4,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	4,634,840
				9,862,540
	Sales Tax Revenue — 5.0%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,319,910
9,000,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/39	9,081,810
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,552,455
400,000	Dallas Area Rapid Transit (Senior Lien) Ser. 07 AMBAC	5.000	12/01/32	414,236
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	279,765
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,101,160
1,815,000	Regional Transit Auth. - Illinois Ser. 00-A NATL RE	6.500	07/01/30	2,262,724
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,020,850
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,011,940
				24,044,850
	Sewer Revenue — 3.1%
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,692,325
2,250,000	Detroit Michigan Sewer Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,645,820
2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,512,025
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	499,235
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,422,834

$5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000%	12/01/36	$5,040,100
				14,812,339
	Special Assessment — 0.9%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,266,360

	Student Loan Revenue — 1.1%
5,000,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	5,419,850

	Tax Increment Revenue — 2.2%
1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser. 07A NATL RE	5.000	09/01/34	963,435
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,285,901
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,130,800
				10,380,136
	Transit Revenue — 3.9%
2,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	2,082,620
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	411,236
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,085,850
				18,579,706
	Water Revenue — 12.2%
2,900,000	Anchorage Water Rev. Ref. Ser. 07 NATL RE	5.000	05/01/37	2,961,625
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,149,230
11,000,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.375	11/01/39	11,662,640
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,041,100
250,000	Broward County Florida Water & Sewer Utility Rev. Ser. 09A	5.250	10/01/34	260,035
2,250,000	Chicago Illinois Water Rev. Ref. (Second Lien) AGM	5.250	11/01/33	2,369,048
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,130,100
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	2,263,540
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,503,195
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,025,300
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,004,112
4,500,000	Indianapolis Industry Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	4,803,345
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,251,100
1,000,000	Pomona California Public Financing (Water Facilities Project) Ser. 07AY AMBAC	5.000	05/01/47	918,110
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	3,957,080
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	2,828,976
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	484,450
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	467,575
				58,080,561
	Total Investments
	(Cost $459,314,887)(a)— 100.2%			477,197,596
	Liabilities in excess of other assets—(0.2)%			(941,902)
	Net Assets—100.0%			$476,255,694

Auth.	- Authority
COP	- Certificate of Participation
RAC	- Revenue Anticipation Certificates
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
NATL RE	- National Public Finance Guarantee Corp.

This table, as of January 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	51.1%
Assured Guaranty Municipal Corp.	31.6
National Public Finance Guarantee Corp.	10.5

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $459,326,597. The net unrealized appreciation was $17,870,999 which consisted of aggregate gross unrealized appreciation of $20,303,699 and aggregate gross unrealized depreciation of $2,432,700.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

January 31, 2010 (Unaudited)

Principal		Interest
Amount		Rate	Maturity Date	Value
	Municipal Bonds — 98.9%
	Ad Valorem Property Tax — 6.8%
$300,000	Haverstraw Stony Point Central School District Rev. Ser. 07 AGM	5.000%	10/15/24	$318,471
700,000	New York NY (Fiscal 2008) Sub-Ser. 07C-1 AGM	5.000	10/01/24	745,283
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 (Puerto Rico) AGM	5.250	07/01/30	1,040,420
400,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 (Puerto Rico) AGM	5.000	07/01/31	404,008
				2,508,182
	College Revenue — 15.9%
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/28	526,630
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	508,215
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Pratt Institute) Ser. 09C AGC	5.125	07/01/39	1,037,380
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (St. John’s University) Insured Ser. 07A NATL RE	5.000	07/01/27	508,960
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt Mount Sinai School - Medical New York Ser. 07 NATL RE	5.000	07/01/35	495,010
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,028,090
1,685,000	New York State Urban Development Corp. (State Personal Income Tax) Rev. Ser. 05B AGM	5.000	03/15/24	1,789,419
				5,893,704
	Electric Power Revenue — 4.3%
500,000	Long Island Power Auth. Electric System Rev. Ser. 04A AMBAC	5.000	09/01/34	505,685
1,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	1,089,080
				1,594,765
	Highway Tolls Revenue — 8.5%
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	600,360
1,000,000	New York State Thruway Auth. General Rev. Ser. G AGM	5.000	01/01/30	1,034,900
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	372,296
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,122,528
				3,130,084
	Hospital Revenue — 7.2%
600,000	New York State Dormitory Auth. Rev. Mental Health Services Facilities Improvement Ser. 05B AMBAC	5.000	02/15/30	610,128
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Health Quest Systems) Ser. 07B AGC	5.250	07/01/27	1,046,780
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,002,740
				2,659,648
	Hotel Occupancy Tax — 3.8%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,410,645

	Income Tax Revenue — 4.2%
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	542,880
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	489,240

$500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 09B-1	5.000%	03/15/36	$516,235
				1,548,355
	Lease Revenue — 6.8%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of Buffalo Project) Ser. 03 AGM	5.750	05/01/23	530,385
350,000	Niagara Falls City School District Ref. (High School Facilities) Ser. 05 AGM	5.000	06/15/28	328,748
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,036,010
700,000	Rensselaer City School District Ser. 06 XLCA	5.000	06/01/36	611,212
				2,506,355
	Miscellaneous Revenue — 9.3%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	543,385
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	954,690
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	1,118,180
750,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (School District Rev. Financing Program) Ser. 08-D AGC	5.750	10/01/24	823,350
				3,439,605
	Port, Airport & Marina Revenue — 5.6%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,046,590
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	1,035,510
				2,082,100
	Recreational Revenue — 8.7%
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 06 AMBAC	5.000	01/01/46	911,850
1,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	1,158,710
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	608,982
500,000	New York City Trust for Cultural Resources Rev. Ref. (Museum of Modern Art) Ser. 08-1A	5.000	04/01/27	534,005
				3,213,547
	Sales Tax Revenue — 5.7%
2,000,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,110,240

	Transit Revenue — 3.0%
505,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	525,862
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	574,092
				1,099,954
	Water Revenue — 9.1%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,220,032
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	550,944
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. (2nd Generation Resolution) Ser. 08DD	6.000	06/15/40	1,120,580
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	494,635
				3,386,191
	Total Investments
	(Cost $35,484,523)(a)— 98.9%			36,583,375
	Other assets less liabilities—1.1%			397,219
	Net Assets—100.0%			$36,980,594

Auth.	- Authority
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance, Inc.

This table, as of January 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Percentage of
Entities	Total Investments
Assured Guaranty Municipal Corp.	35.4%
Assured Guaranty Corp.	18.4
National Public Finance Guarantee Corp.	16.1
American Municipal Bond Assurance Corp.	15.2
Berkshire Hathaway Assurance Corp.	6.3

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized appreciation was $1,098,852 which consisted of aggregate gross unrealized appreciation of $1,505,572 and aggregate gross unrealized depreciation of $406,720.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Preferred Portfolio

January 31, 2010 (Unaudited)

Number
of Shares		Value
	Preferred Stocks and Other Equity Interests - 100.2%
	Banks - 43.5%
2,288,750	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	$56,303,250
523,655	BB&T Capital Trust VI, 9.60%	14,604,738
213,147	BNY Capital V, 5.95%, Series F	5,303,097
712,836	Fifth Third Capital Trust VI, 7.25%	15,810,703
315,579	Goldman Sachs Group, Inc. (The), 6.20%, Series B	7,848,450
1,863,936	HSBC Holdings PLC, 8.13% (United Kingdom)	49,114,714
1,400,252	JPMorgan Chase & Co., 8.63%, Series J	38,941,008
413,474	KeyCorp Capital IX, 6.75%	8,806,996
245,692	National Bank of Greece SA, 9.00% (Greece)	5,159,532
683,188	National City Capital Trust II, 6.63%	15,508,368
355,662	PNC Capital Trust D, 6.13%	7,788,998
550,023	Santander Finance SA Unipersonal, 10.50%, Series 10 (Spain)	15,510,649
271,109	SunTrust Capital IX, 7.88%	6,669,281
1,262,799	USB Capital XI, 6.60%	30,054,616
1,389,677	Wachovia Capital Trust IV, 6.38%	30,725,758
1,318,959	Wells Fargo & Co., 8.00%, Series J	33,765,350
1,735,421	Wells Fargo Capital IV, 7.00%	43,871,443
		385,786,951
	Chemicals - 0.2%
22,695	Ei Du Pont de Nemours & Co., 4.50%, Series B	1,851,685

	Diversified Financial Services - 27.3%
80,669	Ameriprise Financial, Inc., 7.75%	2,048,993
137,174	Capital One Capital II, 7.50%	3,289,432
592,853	Credit Suisse Guernsey, 7.90% (Switzerland)	15,277,822
1,196,275	Deutsche Bank Capital Funding Trust IX, 6.63%	26,808,523
1,380,762	Deutsche Bank Contingent Capital Trust V, 8.05%	34,588,088
1,409,998	General Electric Capital Corp., 6.10%	34,770,551
2,390,586	JPMorgan Chase Capital X, 7.00%(~)	61,318,531
416,022	JPMorgan Chase Capital XXVIII, 7.20%*	10,733,367
1,851,982	Morgan Stanley Capital Trust VII, 6.60%	41,373,278
135,669	National Rural Utilities Cooperative Finance Corp., 5.95%	3,280,476
263,627	Repsol International Capital Ltd., 7.45%, Series A	6,661,854
112,198	SLM Corp., 6.00%	1,966,831
		242,117,746
	Electric - 7.1%
894,091	Alabama Power Co., 5.88%, Series 07-B(~)	22,817,202
99,138	BGE Capital Trust II, 6.20%	2,178,062
19,422	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	1,694,764
270,502	Dominion Resources, Inc., 8.38%, Series A	7,387,410
241,587	Entergy Texas, Inc., 7.88%	6,725,782
540,911	FPL Group Capital, Inc., 6.60%, Series A	13,793,230
58,130	Interstate Power & Light Co., 8.38%, Series B	1,647,985
40,425	Pacific Gas & Electric Co., 6.00%, Series A	1,026,795
58,384	SCANA Corp., 7.70%	1,548,928
158,173	Xcel Energy, Inc., 7.60%	4,221,637
		63,041,795
	Insurance - 9.7%
1,222,496	Aegon NV, 6.38% (Netherlands)	22,493,926
688,862	Allianz SE, 8.38% (Germany)	17,264,604
127,768	Arch Capital Group Ltd., 8.00%, Series A	3,187,812
99,385	Berkley W.R. Capital Trust II, 6.75%	2,297,781
79,728	Endurance Specialty Holdings Ltd., 7.75%, Series A	1,864,838
120,703	Everest Re Capital Trust II, 6.20%, Series B	2,457,513
167,586	Lincoln National Capital VI, 6.75%, Series F	3,836,044
55,721	Markel Corp., 7.50%	1,430,358
581,508	MetLife, Inc., 6.50%, Series B	13,886,411
201,478	PartnerRe Ltd., 6.75%, Series C	4,817,339
215,084	Prudential PLC, 6.50% (United Kingdom)	4,841,541
251,035	RenaissanceRe Holdings Ltd., 6.60%, Series D	5,432,397
34,455	Selective Insurance Group, 7.50%	734,925
45,263	Torchmark Capital Trust III, 7.10%	1,102,607
		85,648,096
	Media - 4.0%
402,427	CBS Corp., 6.75%	8,793,030
794,744	Comcast Corp., 7.00%, Series B	20,067,286
290,009	Viacom, Inc., 6.85%	7,015,318
		35,875,634
	REITS - 6.4%
58,199	Equity Residential Properties, 6.48%, Series N	1,297,838
245,274	Kimco Realty Corp., 7.75%, Series G	5,969,969
114,842	PS Business Parks, Inc., 7.00%, Series H	2,589,687
1,312,113	Public Storage, 7.25%, Series I(~)	32,960,278
137,581	Realty Income Corp., 6.75%, Series E	3,288,186
195,213	Vornado Realty LP, 7.88%	4,849,091
278,284	Vornado Realty Trust, 6.63%, Series I	5,988,672
		56,943,721
	Telecommunications - 2.0%
463,908	AT&T, Inc., 6.38%	12,168,307
238,383	Telephone & Data Systems, Inc., 6.63%(~)	5,482,809
		17,651,116
	Total Investments
	(Cost $769,512,493)(a)-100.2%	888,916,744
	Liabilities in excess of other assets-(0.2%)	(1,818,254)
	Net Assets-100.0%	$887,098,490

REIT                     Real Estate Investment Trust

* Non-income producing security.

(~) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the three months ended January 31, 2010.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	10/31/09	Cost	Sales	Appreciation	Gain	01/31/10	Income
Alabama Power Co., 5.88%, Series 07-B	$19,908,211	$2,659,183	$(135,381)	$369,437	$15,752	$22,817,202	$306,888
JPMorgan Chase Capital X, 7.00%	55,677,620	6,511,381	(2,150,774)	1,182,484	97,820	61,318,531	974,147
Public Storage, 7.25%, Series I	28,827,924	3,499,024	(890,792)	1,487,245	36,877	32,960,278	566,558
Telephone & Data Systems, Inc., 6.63%	4,657,060	562,374	(31,049)	281,202	13,222	5,482,809	93,419
Total Investments in Affiliates	109,070,815	13,231,962	(3,207,996)	3,320,368	163,671	122,578,820	1,941,012

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.4%

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $773,162,336. The net unrealized appreciation was $115,754,408 which consisted of aggregate gross unrealized appreciation of $119,467,382 and aggregate gross unrealized depreciation of $3,712,974.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

January 31, 2010 (Unaudited)

Principal		Interest
Amount		Rate(!)	Maturity Date	Value
	Municipal Bonds (#)— 99.7%
	Ad Valorem Property Tax — 1.6%
$3,900,000	Chicago Illinois Board of Education Ser. 00B AGM	0.380%	03/01/32	$3,900,000
4,295,000	District of Columbia Ref. Ser. 08A	0.380	06/01/34	4,295,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.250	11/15/26	5,000,000
500,000	New York - City of New York Sub-Ser. 96-J3 (Remarketed)	0.200	02/15/16	500,000
2,000,000	North Carolina State Public Improvements Ser. 02D	0.130	06/01/19	2,000,000
1,700,000	Shelby County Tennessee Ser. 06C	0.190	12/01/31	1,700,000
				17,395,000
	College Revenue — 20.1%
1,505,000	Alabama Housing Financing Auth. Ref. Ser. 89	0.900	04/01/14	1,505,000
7,850,000	Benton County Arkansas Public Facilities Board College Parking Rev. (NorthWest Arkansas Community College Project) Ser. 05	0.650	06/01/26	7,850,000
2,395,000	Broward County Florida Educational Facilities Auth. Rev. (Nova Southeastern University) Ser. 02A	0.400	04/01/22	2,395,000
20,000,000	California Health Facilities Financing Auth. Rev. (Stanford Hospital and Clinics) Ser. 03D AGM	0.260	11/15/36	20,000,000
11,575,000	California State Department Water Resources Power Supply Rev. Ser. 02C-13 AGM	0.240	05/01/22	11,575,000
1,700,000	Charlottesville Virginia Industrial Development Auth. Educational Facilities Rev. (University of Virginia Foundation Projects) Ser. 06B	0.210	12/01/37	1,700,000
36,020,000	Chicago Illinois Board of Education Ser. 00D AGM	0.250	03/01/32	36,020,000
3,670,000	Colorado Housing & Financing Auth. (Multi-Family Project) Class I Ser. 05A2	0.270	04/01/36	3,670,000
2,600,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85A	0.250	12/01/18	2,600,000
2,000,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.400	08/01/32	2,000,000
1,100,000	Fulton County Georgia Development Auth. Rev. (Morehouse School Medicine Project) Ser. 98	0.450	02/01/18	1,100,000
2,200,000	Illinois Educational Facilities Auth. (Art Institute of Chicago) Ser. 96	0.250	03/01/27	2,200,000
5,755,000	Indiana State Educational Facilities Auth. Rev. (University of Evansville) Ser. 01-B	0.700	12/01/29	5,755,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.210	12/01/29	9,000,000
2,000,000	Long Island Power Auth. Electric System Rev. Ser. 03I AGM	0.250	12/01/29	2,000,000
10,160,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08C	0.350	11/01/26	10,160,000
35,000,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08D	0.350	08/01/11	35,000,000
4,550,000	Metropolitan Transportation Auth. of New York Rev. Ref. Ser. 02D-2 AGM	0.230	11/01/32	4,550,000
7,000,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.650	12/01/37	7,000,000
3,000,000	Municipal Electric Auth. of Georgia Subordinated Ser. 94D AGM	0.230	01/01/22	3,000,000
5,000,000	New York City Industrial Development Agency Civic Facility Rev. (New York Law School Project-Remarketed) Ser. 06B-2	0.450	07/01/36	5,000,000
5,000,000	Ohio State Higher Educational Facility Rev. Ref. (Case Western Reserve University Project) Ser. 08A	0.280	12/01/44	5,000,000
5,200,000	Orlando & Orange County Expressway Auth. Florida Expressway Rev. Ref. Ser. 03C-4 AGM	0.250	07/01/25	5,200,000
3,200,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.130	04/01/35	3,200,000
1,025,000	Shelby County Tennessee Health Educational & Housing Facility Board Rev. (Memphis University School Project) Ser. 02	0.270	10/01/22	1,025,000
25,000,000	Springfield Tennessee Health Educational Facilities Board Rev. Ref. (Northcrest Medical Center Project) Ser. 08	0.650	08/01/33	25,000,000

$5,000,000	University of Illinois COP (Utility Infrastructure Projects) Ser. 04	0.180%	08/15/21	$5,000,000
				218,505,000
	Economic Development Revenue — 0.5%
5,600,000	Lafayette Louisiana Economic Development Auth. Gulf Opportunity Zone Rev. (Stirling Lafayette, LLC Project) Ser. 08	0.650	02/01/38	5,600,000

	Electric Power Revenue — 4.5%
23,200,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 AGM	0.250	05/15/24	23,200,000
7,600,000	Municipal Electric Auth. of Georgia (Project One-Remarketed) Ser. 94B AGM	0.350	01/01/16	7,600,000
7,000,000	Piedmont Municipal Power Agency South Carolina Electric Rev. Ser. 08C AGC	0.270	01/01/34	7,000,000
10,900,000	Southern California Public Power Auth. Transmission Project Rev. Subordinate Ref. (Southern Transmission) Ser. 00A AGM	0.200	07/01/23	10,900,000
				48,700,000
	Highway Tolls Revenue — 8.0%
4,900,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev. Ser. 07B-1	0.250	07/01/32	4,900,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.250	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.250	01/01/17	1,400,000
37,300,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 AGM	0.300	01/01/24	37,300,000
14,850,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-2 AGM	0.250	01/01/24	14,850,000
700,000	New Jersey Turnpike Auth. Turnpike Rev. Ser. 91-D NATL RE	0.240	01/01/18	700,000
1,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Ref. Rev. Ser. 03-C-2 AGM	0.180	07/01/25	1,000,000
5,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Rev. Ref. Sub-Ser. 08B-1	0.220	07/01/40	5,000,000
17,350,000	Triborough Bridge & Tunnel Auth. New York Rev. (General Remarketed) Ser. 01C	0.280	01/01/32	17,350,000
2,910,000	Triborough Bridge & Tunnel Auth. New York Rev. Ser. 05A	0.190	11/01/35	2,910,000
				87,210,000
	Hospital Revenue — 23.3%
27,635,000	Charlotte-Mecklenburg Hospital Auth. North Carolina Health Care System Rev. Ref. (Carolina-Remarketed) Ser. 07-C	0.230	01/15/37	27,635,000
2,000,000	Chesterfield County Virginia Economic Development Auth. Rev. Bon Secours Health System Ser. 08-C1 AGM	0.230	11/01/42	2,000,000
22,000,000	Cookeville Tennessee Regional Medical Center Auth. Rev. Ser. 06	0.650	03/01/36	22,000,000
38,000,000	Hall County Gainesville Georgia Hospital Auth. RAC (Northeast Georgia) Ser. 07G AGC	0.300	05/01/36	38,000,000
43,900,000	Harris County Texas Health Facilities Development Corp., Hospital Rev. Ref. (Memorial Hermann Healthcare System) Ser. 08A AGM	0.400	06/01/27	43,900,000
8,050,000	Henrico County Virginia Economic Development Auth. Rev. (Bon Secours Health System) Ser. 08B1 AGC	0.230	11/01/42	8,050,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.460	01/01/48	15,585,000
20,000,000	Illinois Health Facilities Auth. Rev. (Centegra Health System) Ser. 02 AGM	0.260	09/01/32	20,000,000
21,835,000	Indiana Health & Educational Facility Financing Auth. Rev. (Clarian Health Obligated Group) Ser. 05-B AGM	0.240	02/15/21	21,835,000
4,130,000	Kalamazoo Michigan Hospital Finance Auth. Hospital Facility Rev. (Bronson Methodist Hospital) Ser. 06 AGM	0.350	05/15/36	4,130,000
6,570,000	Knox County Tennessee Industrial Development Board Rev. (Cherokee Health Systems Project) Ser. 06	0.650	06/01/26	6,570,000
14,700,000	New Hampshire Health & Education Facilities Auth. Rev. (Dartmouth Hitchcock Obligation) Ser. 01A AGM	0.250	08/01/31	14,700,000
5,800,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.230	11/01/26	5,800,000
23,600,000	White County Industrial Hospital Association Lease Rental Rev. Ser. 06	0.650	10/01/38	23,600,000
				253,805,000
	Industrial Revenue — 4.0%
5,000,000	Jefferson County Kentucky Student Housing Industrial Building Rev. (ULH, Inc. - University of Louisville Phase II Project) Ser. 02-A	0.650	07/01/32	5,000,000

$7,500,000	Louisiana Local Government Environmental Facilities Community Development Auth. Rev. (Laship, LLC Project) Ser. 06	0.650%	09/01/36	$7,500,000
2,500,000	Louisiana Public Facilities Auth. Rev. (Bluebonnet Hotel Ventures, LLC Project) Ser. 08	0.800	05/01/38	2,500,000
8,730,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.220	02/01/22	8,730,000
20,000,000	Washington County Alabama Industrial Development Auth. Rev. (Bay Gas Storage Co. Ltd. Project) Ser. 07	1.400	08/01/37	20,000,000
				43,730,000
	Lease Revenue — 5.7%
1,900,000	Broward County Florida School Board COP Ser. 04D AGM	0.250	07/01/29	1,900,000
5,000,000	Broward County Florida School Board COP Ser. 05 AGM	0.210	07/01/21	5,000,000
18,675,000	Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Building Project) Ser. 03	0.170	01/01/33	18,675,000
3,410,000	San Francisco California City & County Finance Corp., Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.200	04/01/30	3,410,000
22,730,000	University of South Florida Financing Corp., COP (University of South Florida College of Medicine Health Facilities) Ser. 07	0.250	07/01/37	22,730,000
10,745,000	USF Financing Corp Florida COP (College of Medicine Facilities Lease Program) Ser. 06-A-2	0.250	07/01/36	10,745,000
				62,460,000
	Local Housing Revenue — 0.5%
3,100,000	Massachusetts State Housing Finance Agency Rev. Ser. 03F AGM	0.180	12/01/37	3,100,000
2,800,000	New Hampshire State Housing Financing Auth. Multi-family Rev. (Ref. EQR Board Partnership Project) Ser. 96	0.160	09/15/26	2,800,000
				5,900,000
	Miscellaneous Revenue — 10.2%
500,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.320	08/01/16	500,000
6,000,000	California State Sub-Ser. 05A-1	0.190	05/01/40	6,000,000
20,000,000	California State Sub-Ser. 05B-5	0.850	05/01/40	20,000,000
4,870,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.250	06/01/29	4,870,000
2,000,000	Connecticut State Special Tax Obligation Rev. (Second Lien) Transportation Infrastructure Purposes Ser. 90-1 AGM	0.250	12/01/10	2,000,000
15,000,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 85C	0.250	12/01/20	15,000,000
11,500,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 86-1	0.280	08/01/16	11,500,000
10,000,000	Illinois State Ser. 03B	2.490	10/01/33	10,000,000
23,500,000	Maryland State Health & Higher Educational Facilities Auth. Rev. (Carnegie Institution Issue) Ser. 02	0.310	10/01/37	23,500,000
10,000,000	Massachusetts Bay Transportation Auth. (General Transportation System) Ser. 00	0.250	03/01/30	10,000,000
1,900,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.250	03/01/25	1,900,000
500,000	North Carolina State Public Improvements Ser. 02D	0.200	05/01/21	500,000
5,165,000	Southern California Public Power Auth. Transmission Project Rev. (Southern Transmission Project) Ser. 01-A AGM	0.200	07/01/21	5,165,000
				110,935,000
	Miscellaneous Taxes — 1.1%
12,000,000	New York State Local Government Assistance Corp., Ref. Sub-Lien Ser. 03-4V AGM	0.280	04/01/22	12,000,000

	Multiple Utility Revenue — 1.8%
19,350,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.250	11/01/36	19,350,000

	Port, Airport & Marina Revenue — 3.7%
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-B-2 NATL RE	2.200	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-B-3 NATL RE	2.200	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-C-2 NATL RE	2.200	01/01/30	5,000,000

$17,210,000	Atlanta Georgia Airport Rev. Ref. General Ser. 03RF-C-3 NATL RE	2.200%	01/01/30	$17,210,000
4,085,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09-A-1	0.350	10/01/39	4,085,000
4,500,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09A-2	0.350	10/01/39	4,500,000
				40,795,000
	Sales Tax Revenue — 1.5%
10,765,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 08-A4	0.200	07/01/31	10,765,000
2,100,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ser. 00B	0.350	07/01/25	2,100,000
2,300,000	New York State Local Assistance Corp. Ser. 94B	0.280	04/01/23	2,300,000
700,000	State of California Economic Recovery Ser. 04-C-15 AGM	0.190	07/01/23	700,000
				15,865,000
	Tax Increment Revenue — 0.2%
1,695,000	Denver Colorado Urban Renewal Auth. Tax Increment Rev. Ref. (South Broadway Urban Renewal Project) Ser. 02	3.000	12/01/15	1,695,000

	Transit Revenue — 4.9%
500,000	Bi-State Development Agency Missouri-Illinois Metropolitan District Rev. (Metrolink Project) Ser. 05A	0.200	10/01/35	500,000
900,000	California Transit Finance Auth. Ser. 97 AGM	0.320	10/01/27	900,000
3,050,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 02-B AGM	0.250	11/01/22	3,050,000
49,190,000	Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1 AGM	0.300	11/01/29	49,190,000
				53,640,000
	Water Revenue — 8.1%
1,800,000	California State Department of Water Resources Power Supply Rev. Sub-Ser. 05G-3 AGM	0.220	05/01/16	1,800,000
6,070,000	California State Department Water Resource Power Supply Rev. Sub-Ser. 05G-5 AGM	0.210	05/01/16	6,070,000
4,700,000	Charleston South Carolina Waterworks & Sewer Rev. (Capital Improvement) Ser. 06B	0.190	01/01/35	4,700,000
15,000,000	Forsyth County Georgia Water & Sewage Auth. Rev. Ser. 05B	0.190	04/01/35	15,000,000
5,800,000	Houston Texas Utilities System Rev. Ref. (1st Lien Remarketed) Ser. 04B-1	0.190	05/15/34	5,800,000
17,600,000	Irvine Ranch California Water District COP Ref. (Irvine Ranch Water District) Ser. 08	0.200	03/01/32	17,600,000
5,000,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08A	0.240	08/01/37	5,000,000
2,000,000	Metropolitan Water District Southern California Rev. Ser. 00B-2	0.170	07/01/35	2,000,000
8,000,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.250	07/01/37	8,000,000
3,825,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ref. Ser. 03 AGM	0.230	06/15/23	3,825,000
18,300,000	Pittsburgh Pennsylvania Water & Sewer System Auth. Rev. (First Lien) Ser. 07B-1 AGM	0.200	09/01/33	18,300,000
				88,095,000
	Total Investments (Cost $1,085,676,900)(a)— 99.7%			1,085,680,000
	Other assets less liabilities—0.3%			2,884,233
	Net Assets—100.0%			$1,088,564,233

Auth.	- Authority
COP	- Certificate of Participation
RAC	- Revenue Anticipation Certificates
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
NATL RE	- National Public Finance Guarantee Corp.

(#)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(!)	Variable rate coupon. Stated interest rate was in effect at January 31, 2010.

This table, as of January 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Percentage of
Entities	Total Investments
Assured Guaranty Municipal Corp.	39.0%

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized appreciation was $3,100 which consisted of aggregate gross unrealized appreciation of $3,100 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2010.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
DWA Developed Markets Technical Leaders Portfolio
Australia	$—	$2,777,692	$—	$2,777,692
Bermuda	—	212,083	—	212,083
Canada	4,126,308	—	—	4,126,308
Cayman Islands	—	153,398	—	153,398
China	—	832,158	—	832,158
Finland	—	367,274	—	367,274
France	—	705,278	—	705,278
Germany	—	902,460	—	902,460
Hong Kong	—	2,416,230	—	2,416,230
Japan	—	1,456,167	—	1,456,167
Norway	—	866,418	—	866,418
Singapore	—	791,754	—	791,754
Spain	—	357,557	—	357,557
Switzerland		634,373		634,373
United Kingdom	—	5,143,977	—	5,143,977
United States	374,822	—	—	374,822
Total	4,501,130	17,616,819	—	22,117,949

DWA Emerging Markets Technical Leaders Portfolio
Equity Securities	37,697,852	—	—	37,697,852
Money Market Fund	249,588	—	—	249,588
Total	37,947,440	—	—	37,947,440

Dynamic Developed International Opportunities Portfolio
Australia	—	453,516	—	453,516
Austria	—	1,935,135	—	1,935,135
Bahamas	258,609	—	—	258,609
Belgium	—	1,128,941	—	1,128,941
Bermuda	—	455,059	—	455,059
Canada	2,776,079	—	—	2,776,079
China	—	1,968,337	—	1,968,337
Cyprus	—	242,888	—	242,888
Denmark	—	482,002	—	482,002
Finland	—	1,129,863	—	1,129,863
France	—	3,492,903	—	3,492,903
Germany	—	2,174,217	—	2,174,217
Greece	—	1,971,229	—	1,971,229
Guernsey	221,915	—	—	221,915
Hong Kong	—	1,070,087	—	1,070,087
Ireland	218,749	436,768	0	655,517
Italy	—	3,603,272	—	3,603,272
Japan	—	8,871,710	—	8,871,710
Netherlands	—	1,722,739	—	1,722,739
Norway	—	1,594,120	—	1,594,120
Portugal	—	600,373	—	600,373
Singapore	—	1,098,823	—	1,098,823
Spain	—	3,140,493	—	3,140,493
Sweden	—	2,246,618	—	2,246,618
Switzerland	652,280	2,078,427	—	2,730,707
United Kingdom	—	8,093,577	0	8,093,577
United States	217,675	—	—	217,675
Total	4,345,307	49,991,097	0	54,336,404

Emerging Markets Infrastructure Portfolio
Equity Securities	129,423,566	—	—	129,423,566
Money Market Fund	160,756	—	—	160,756
Total	129,584,322	—	—	129,584,322

FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	39,514,285	76	0	39,514,361

FTSE RAFI Developed Markets ex-U.S. Portfolio
Australia	11,661	10,131,728	0	10,143,389
Austria	—	1,016,614	—	1,016,614
Belgium	—	2,461,149	—	2,461,149
Bermuda	—	88,926	—	88,926
Canada	7,683,179	—	—	7,683,179
Cayman Islands	—	56,555	—	56,555
China	—	57,940	—	57,940
Denmark	—	1,140,828	—	1,140,828
Finland	—	1,839,975	—	1,839,975
France	391	14,926,674	—	14,927,065
Germany	—	13,284,885	—	13,284,885
Greece	—	644,499	—	644,499
Guernsey	—	75,572	—	75,572
Hong Kong	39,467	2,588,888	—	2,628,355
Ireland	—	1,746,241	0	1,746,241
Israel	—	475,042	—	475,042
Italy	—	6,914,575	—	6,914,575
Japan	—	19,147,323	—	19,147,323
Luxembourg	—	651,244	—	651,244
Netherlands	—	7,541,186	—	7,541,186
New Zealand	—	140,141	—	140,141
Norway	—	1,379,688	—	1,379,688
Portugal	—	432,682	—	432,682
Singapore	—	841,907	—	841,907
South Korea	—	29,020	—	29,020
Spain	1,485,665	3,273,797	—	4,759,462
Sweden	—	4,453,637		4,453,637
Switzerland	45,961	6,339,290	—	6,385,251
United Kingdom	—	30,844,163	0	30,844,163
United States	54,704	—	—	54,704
Total	9,321,028	132,524,169	0	141,845,197

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Australia	—	3,598,174	0	3,598,174
Austria	—	247,417	—	247,417
Belgium	—	462,150	—	462,150
Bermuda	162	177,223	—	177,385
Canada	2,873,821	—	—	2,873,821
Cayman Islands	—	105,990	—	105,990
China	—	302,232	—	302,232
Denmark	—	556,044	—	556,044
Finland	—	643,685	—	643,685
France	—	1,054,233	—	1,054,233
Germany	43,055	1,282,621	—	1,325,676
Gibraltar	—	30,744	—	30,744
Greece	—	219,457	—	219,457
Guernsey	—	11,066	—	11,066
Hong Kong	8,917	1,507,929	0	1,516,846
Ireland	72,574	392,388	—	464,962
Israel	—	283,447	—	283,447
Italy	—	830,529	—	830,529
Japan	26,781	6,589,309	0	6,616,090
Liechtenstein	—	32,307	—	32,307
Luxembourg	—	65,821	—	65,821
Netherlands	—	1,219,589	—	1,219,589
New Zealand	—	206,280	—	206,280
Norway	—	728,208	—	728,208
Portugal	—	137,184	—	137,184
Singapore	—	822,506	—	822,506
Spain	6,619	747,537	3,896	758,052
Sweden	—	1,283,986	—	1,283,986
Switzerland	12,167	1,108,138	—	1,120,305
Taiwan	—	7,261	—	7,261
United Kingdom	59,011	4,657,243	0	4,716,254
Total	3,103,107	29,310,698	3,896	32,417,701

FTSE RAFI Emerging Markets Portfolio
Equity Securities	198,900,278	—	—	198,900,278

FTSE RAFI Europe Portfolio
Austria	—	170,343	—	170,343
Belgium	—	409,026	—	409,026
Bermuda	—	3,791	—	3,791
Denmark	—	185,551	—	185,551
Finland	—	308,528	—	308,528
France	42	2,490,346	—	2,490,388
Germany	—	2,202,221	—	2,202,221
Greece	—	103,411	—	103,411
Guernsey	—	11,725	—	11,725
Ireland	—	288,528	0	288,528
Italy	—	1,149,090	—	1,149,090
Luxembourg	—	108,278	—	108,278
Netherlands	—	1,214,207	—	1,214,207
Norway	—	186,747	—	186,747
Portugal	—	72,432	—	72,432
Spain	246,917	539,340	—	786,257
Sweden	—	743,386	—	743,386
Switzerland	7,660	1,044,526	—	1,052,186
United Kingdom	—	5,134,197	0	5,134,197
United States	13,217	—	—	13,217
Total	267,836	16,365,673	0	16,633,509

FTSE RAFI Japan Portfolio
Equity Securities	7,368,015	—	—	7,368,015
Money Market Fund	2,757	—	—	2,757
Total	7,370,772	—	—	7,370,772

Global Agriculture Portfolio
Australia	—	1,418,382	—	1,418,382
Brazil	1,856,779	—	—	1,856,779
Canada	6,797,685	—	—	6,797,685
Chile	2,063,053	—	—	2,063,053
China	—	633,031	—	633,031
Denmark	—	704,674	—	704,674
Germany	—	2,896,748	—	2,896,748
Hong Kong	—	2,594,903	—	2,594,903
Indonesia	—	841,980	—	841,980
Israel	—	4,052,829	—	4,052,829
Malaysia	—	4,401,923	—	4,401,923
Netherlands	—	395,141	—	395,141
Norway	—	2,324,503	—	2,324,503
Singapore	—	5,824,825	—	5,824,825
Switzerland	—	4,611,752	—	4,611,752
Taiwan	—	673,823	—	673,823
United States	16,540,462	—	—	16,540,462
Total	27,257,979	31,374,514	—	58,632,493

Global Biotech Portfolio
Australia	—	259,326	—	259,326
Austria	—	48,319	—	48,319
Denmark	—	25,034	—	25,034
France	—	11,411	—	11,411
Netherlands	—	39,548	—	39,548
Spain	—	140,770	—	140,770
Switzerland	—	142,417	—	142,417
United Kingdom	—	19,938	—	19,938
United States	2,867,892	—	—	2,867,892
Total	2,867,892	686,763	—	3,554,655

Global Clean Energy Portfolio
Australia	—	3,855,015	—	3,855,015
Austria	—	3,425,055	—	3,425,055
Belgium	3,589,915	—	—	3,589,915
Bermuda	—	3,608,544	—	3,608,544
Brazil	4,004,344	—	—	4,004,344
Canada	728,328	—	—	728,328
Cayman Islands	—	3,496,319	—	3,496,319
China	13,246,466	5,838,322	—	19,084,788
Denmark	—	10,144,887	—	10,144,887
Finland	—	3,415,318	—	3,415,318
France	—	9,599,151	—	9,599,151
Germany	—	17,839,222	—	17,839,222
Ireland	—	2,797,782	—	2,797,782
Japan	—	11,591,797	—	11,591,797
New Zealand	—	3,330,747	—	3,330,747
Norway	—	2,521,236	—	2,521,236
Philippines	—	3,585,840	—	3,585,840
Spain	—	19,007,606	—	19,007,606
Switzerland	—	2,015,484	—	2,015,484
Taiwan	—	3,386,231	—	3,386,231
United Kingdom	—	2,398,984	—	2,398,984
United States	50,350,471	—	—	50,350,471
Total	71,919,524	111,857,540	—	183,777,064

Global Coal Portfolio
Equity Securities	16,139,931	—	1,887	16,141,818
Money Market Fund	2,042	—	—	2,042
Total	16,141,973	—	1,887	16,143,860

Global Gold and Precious Metals Portfolio
Australia	—	2,808,360	—	2,808,360
Bermuda	—	397,355	—	397,355
Canada	14,090,660	—	—	14,090,660
China	—	856,192	—	856,192
Mexico	1,083,355	—	—	1,083,355
Russia	545,610	—	—	545,610
South Africa	—	8,437,788	—	8,437,788
United Kingdom	—	2,915,587	—	2,915,587
United States	2,955,751	—	—	2,955,751
Total	18,675,376	15,415,282	—	34,090,658

Global Nuclear Energy Portfolio
Australia	—	1,528,046	—	1,528,046
Canada	2,898,288	—	—	2,898,288
France	—	3,464,868	—	3,464,868
Germany	—	1,868,182	—	1,868,182
India	—	774,473	—	774,473
Japan	—	9,474,018	—	9,474,018
Netherlands	218,483	—	—	218,483
South Korea	—	1,168,626	—	1,168,626
Switzerland	—	25,103	—	25,103
United Kingdom	—	423,098	—	423,098
United States	13,310,014	—	—	13,310,014
Total	16,426,785	18,726,414	—	35,153,199

Global Progressive Transportation Portfolio
Equity Securities	5,147,703	—	—	5,147,703
Money Market Fund	1,812	—	—	1,812
Total	5,149,515	—	—	5,149,515

Global Steel Portfolio
Equity Securities	11,238,250	—	—	11,238,250

Global Water Portfolio
Brazil	5,952,044	—	—	5,952,044
Canada	17,905,068	—	—	17,905,068
Finland	—	24,933,401	—	24,933,401
France	—	35,444,485	—	35,444,485
Germany	—	11,706,581	—	11,706,581
Hong Kong	—	5,975,756	—	5,975,756
Italy	—	6,768,110	—	6,768,110
Japan	—	38,132,953	—	38,132,953
Malaysia	—	6,133,220	—	6,133,220
Netherlands	—	19,549,604	—	19,549,604
Singapore	—	12,939,547	—	12,939,547
Spain	—	6,451,051	—	6,451,051
Switzerland	—	11,158,206	—	11,158,206
United Kingdom	—	31,772,812	—	31,772,812
United States	101,820,398	—	—	101,820,398
Total	125,677,510	210,965,726	—	336,643,236

Global Wind Energy Portfolio
Australia	—	1,707,268	—	1,707,268
Belgium	1,495,198	—	—	1,495,198
Bermuda	—	1,219,050	—	1,219,050
China	—	1,525,927	—	1,525,927
Denmark	—	3,731,771	—	3,731,771
France	—	2,058,595	—	2,058,595
Germany	—	4,955,692	—	4,955,692
Greece	—	1,524,454	—	1,524,454
Italy	—	521,250	—	521,250
Japan	274,131	779,581	—	1,053,712
Spain	—	12,751,660	—	12,751,660
Switzerland	429,511	423,461	—	852,972
United Kingdom	551,439	307,154	—	858,593
United States	4,706,789	—	—	4,706,789
Total	7,457,068	31,505,863	—	38,962,931

MENA Frontier Countries Portfolio
Egypt	—	2,950,397	—	2,950,397
Jordan	—	1,653,568	—	1,653,568
Kuwait	65,949	2,281,038	—	2,346,987
Lebanon	—	500,594	—	500,594
Morocco	—	2,145,797	—	2,145,797
Oman	7,709	552,070	—	559,779
Qatar	—	287,842	—	287,842
United Arab Emirates	—	2,386,210	—	2,386,210
United States	3,578	—	—	3,578
Total	77,236	12,757,516	—	12,834,752

Autonomic Balanced Growth NFA Global Asset Portfolio
Equity Securities	10,453,525	—	—	10,453,525
Money Market Fund	3,830	—	—	3,830
Total	10,457,355	—	—	10,457,355

Autonomic Balanced NFA Global Asset Portfolio
Equity Securities	12,195,307	—	—	12,195,307
Money Market Fund	5,673	—	—	5,673
Total	12,200,980	—	—	12,200,980

Autonomic Growth NFA Global Asset Portfolio
Equity Securities	9,976,305	—	—	9,976,305
Money Market Fund	1,656	—	—	1,656
Total	9,977,961	—	—	9,977,961

1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	—	73,349,491	—	73,349,491

Build America Bond Portfolio
Municipal Obligations	—	83,555,271	—	83,555,271

Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	—	473,516,283	—	473,516,283

High Yield Corporate Bond Portfolio
Corporate Debt Securities	—	193,223,119	—	193,223,119

Insured California Municipal Bond Portfolio
Municipal Obligations	—	32,355,464	—	32,355,464

Insured National Municipal Bond Portfolio
Municipal Obligations	—	477,197,596	—	477,197,596

Insured New York Municipal Bond Portfolio
Municipal Obligations	—	36,583,375	—	36,583,375

Preferred Portfolio
Equity Securities	871,652,140	17,264,604	—	888,916,744

VRDO Tax-Free Weekly Portfolio
Municipal Obligations	—	1,085,680,000	—	1,085,680,000

Item 2.         Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 19, 2010

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	March 19, 2010